                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-8532
                                   ---------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:       11-30
                          ------------------------------------------------------

Date of reporting period:      08-31-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
AUGUST 31, 2007

[american century investments logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 44.8%
AEROSPACE & DEFENSE - 1.1%
             1,600  Alliant Techsystems Inc.(1)                   $      168,496
            36,959  BE Aerospace, Inc.(1)                              1,440,292
            10,025  Boeing Co.                                           969,418
            12,340  Finmeccanica SpA ORD                                 361,680
            10,853  Lockheed Martin Corp.                              1,075,966
             9,900  Northrop Grumman Corp.                               780,516
            14,200  Precision Castparts Corp.                          1,850,402
             9,500  United Technologies Corp.                            708,985
                                                                 ---------------
                                                                       7,355,755
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.1%
               740  C.H. Robinson Worldwide Inc.                          36,290
             1,364  FedEx Corporation                                    149,604
             8,253  United Parcel Service, Inc. Cl B                     626,072
                                                                 ---------------
                                                                         811,966
                                                                 ---------------
AIRLINES - 0.1%
            12,960  easyJet plc ORD(1)                                   150,796
            54,516  Southwest Airlines Co.                               823,737
                                                                 ---------------
                                                                         974,533
                                                                 ---------------
AUTO COMPONENTS - 0.4%
             7,600  Autoliv, Inc.                                        436,012
             6,800  BorgWarner, Inc.                                     574,600
             4,150  Continental AG ORD                                   539,524
            12,100  Goodyear Tire & Rubber Co.
                    (The)(1)                                             334,686
             5,385  Magna International Inc. Cl A(2)                     481,688
                                                                 ---------------
                                                                       2,366,510
                                                                 ---------------
AUTOMOBILES - 0.3%
             2,970  DaimlerChrysler AG ORD                               263,778
            12,350  Fiat SpA ORD                                         328,148
            18,311  Ford Motor Co.(1)                                    143,009
            33,000  Isuzu Motors Ltd. ORD                                179,503
            20,400  Toyota Motor Corp. ORD                             1,190,675
                                                                 ---------------
                                                                       2,105,113
                                                                 ---------------
BEVERAGES - 0.8%
            14,400  Anheuser-Busch Companies, Inc.                       711,360
            26,400  Coca-Cola Company (The)                            1,419,792
             8,787  Coca-Cola Enterprises Inc.                           209,306
            14,140  Heineken N.V. ORD(2)                                 895,538
            24,800  Pepsi Bottling Group Inc.                            857,832

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            15,789  PepsiCo, Inc.                                      1,074,126
                                                                 ---------------
                                                                       5,167,954
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            17,486  Amgen Inc.(1)                                        876,223
            11,447  Biogen Idec Inc.(1)                                  730,548
             4,200  Celgene Corp.(1)                                     269,682
             7,110  CSL Ltd. ORD                                         570,606
               230  Cubist Pharmaceuticals Inc.(1)                         5,262
             8,883  Gilead Sciences, Inc.(1)                             323,075
             8,900  Onyx Pharmaceuticals, Inc.(1)                        352,618
                                                                 ---------------
                                                                       3,128,014
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            12,100  Daikin Industries Ltd. ORD                           543,256
            11,450  Kingspan Group plc ORD                               296,434
            12,600  Masco Corp.                                          327,852
                                                                 ---------------
                                                                       1,167,542
                                                                 ---------------
CAPITAL MARKETS - 1.5%
             3,000  Ameriprise Financial Inc.                            183,030
            17,700  Bank of New York Mellon Corp.
                    (The)                                                715,611
             2,100  Bear Stearns Companies Inc.
                    (The)                                                228,186
             9,130  Credit Suisse Group ORD                              596,725
             2,400  GFI Group Inc.(1)                                    177,600
             7,072  Goldman Sachs Group, Inc. (The)                    1,244,743
            24,000  Janus Capital Group Inc.                             638,160
            12,790  Julius Baer Holding AG ORD                           847,055
            55,530  Man Group plc ORD                                    552,616
            22,458  Merrill Lynch & Co., Inc.                          1,655,155
            33,158  Morgan Stanley                                     2,068,064
            10,500  Northern Trust Corp.                                 645,330
            26,200  Schwab (Charles) Corp.                               518,760
             7,670  UBS AG ORD                                           400,025
                                                                 ---------------
                                                                      10,471,060
                                                                 ---------------
CHEMICALS - 0.9%
             3,990  BASF AG ORD                                          528,074
            16,565  Celanese Corp., Series A                             595,015
               787  CF Industries Holdings, Inc.                          49,841
            18,000  du Pont (E.I.) de Nemours & Co.                      877,500
            12,000  Kuraray Co. Ltd. ORD                                 157,693
             3,930  Linde AG ORD                                         461,335
             4,500  Minerals Technologies Inc.                           296,595
            14,124  Monsanto Co.                                         985,007
             4,700  Mosaic Co. (The)(1)                                  197,494
            13,400  PPG Industries, Inc.                                 982,890
             2,713  Syngenta AG ORD                                      507,810
             6,600  Terra Industries Inc.(1)(2)                          171,402
             2,600  Umicore ORD                                          595,538

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,750  Yara International ASA ORD                           126,348
                                                                 ---------------
                                                                       6,532,542
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
            24,249  Anglo Irish Bank Corp. plc ORD                       452,671
            34,200  Banco Bilbao Vizcaya Argentaria
                    SA ORD                                               787,090
            32,491  Barclays plc ORD                                     401,964
            12,500  BB&T Corporation                                     496,625
             6,880  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                    498,640
             4,500  Fifth Third Bancorp                                  160,605
            36,301  HSBC Holdings plc ORD                                656,629
             4,530  KBC Groupe ORD                                       568,001
            14,000  Marshall & Ilsley Corp.                              611,940
            17,400  National Australia Bank Ltd. ORD                     567,953
            16,050  National Bank of Greece SA ORD                       954,832
            13,400  National City Corp.                                  360,594
             7,500  PNC Financial Services Group                         527,775
            34,202  Royal Bank of Scotland Group
                    plc ORD                                              396,233
             2,701  Societe Generale ORD(2)                              435,647
            29,200  South Financial Group Inc.
                    (The)(2)                                             670,140
                30  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       237,006
            22,100  SunTrust Banks, Inc.                               1,740,374
             9,850  Swedbank AB Cl A ORD(2)                              322,031
            41,900  U.S. Bancorp                                       1,355,464
            24,900  Wachovia Corp.                                     1,219,602
            71,170  Wells Fargo & Co.                                  2,600,551
                                                                 ---------------
                                                                      16,022,367
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
             6,600  Adecco SA ORD                                        430,274
            13,100  Aggreko plc ORD                                      141,462
             3,100  Avery Dennison Corp.                                 185,349
            41,225  Capita Group plc ORD                                 623,908
             1,238  Deluxe Corp.                                          47,069
            28,090  Experian Group Ltd.                                  296,253
            11,200  Pitney Bowes, Inc.                                   500,304
            12,400  R.R. Donnelley & Sons Company                        444,168
            10,700  Republic Services, Inc.                              332,663
             1,826  TeleTech Holdings, Inc.(1)                            53,411
            31,500  Waste Management, Inc.                             1,186,604
                                                                 ---------------
                                                                       4,241,465
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
            13,800  ADC Telecommunications, Inc.(1)                      252,540
             3,100  Blue Coat Systems, Inc.(1)                           258,571
             6,900  Ciena Corp.(1)                                       261,372
            95,278  Cisco Systems Inc.(1)                              3,041,274
             7,661  CommScope, Inc.(1)                                   433,613
            14,300  Foundry Networks, Inc.(1)                            264,407
             6,539  InterDigital, Inc.(1)                                151,116
            32,600  Juniper Networks, Inc.(1)                          1,073,192
            19,100  Motorola, Inc.                                       323,745
            20,720  Nokia Oyj ORD                                        682,393

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,200  QUALCOMM Inc.                                        327,098
             8,880  Research In Motion Ltd.(1)                           758,441
             4,426  Riverbed Technology, Inc.(1)                         196,514
           143,550  Telefonaktiebolaget LM Ericsson
                    Cl B ORD                                             532,792
                                                                 ---------------
                                                                       8,557,068
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
            14,991  Apple Inc.(1)                                      2,075,954
            17,700  Dell Inc.(1)                                         500,025
             3,772  Emulex Corp.(1)                                       73,705
            68,304  Hewlett-Packard Co.                                3,370,802
             2,667  NCR Corp.(1)                                         132,737
                                                                 ---------------
                                                                       6,153,223
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            14,429  Chicago Bridge & Iron Company
                    New York Shares                                      538,923
             6,282  EMCOR Group Inc.(1)                                  196,941
             2,127  Fluor Corp.                                          270,448
             8,512  Foster Wheeler Ltd.(1)                             1,008,162
             4,320  Hochtief AG ORD                                      433,418
             6,680  Koninklijke BAM Groep N.V. ORD                       180,951
             2,994  Perini Corp.(1)                                      169,460
            32,063  Quanta Services, Inc.(1)(2)                          906,421
                                                                 ---------------
                                                                       3,704,724
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             6,480  Holcim Ltd. ORD                                      700,599
                                                                 ---------------
CONSUMER FINANCE - 0.2%
            11,516  American Express Co.                                 675,069
            17,053  Discover Financial Services(1)                       394,606
             1,390  ORIX Corp. ORD                                       297,754
                                                                 ---------------
                                                                       1,367,429
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
            23,500  Bemis Co., Inc.                                      701,945
             2,300  Greif, Inc. Cl A                                     133,906
            20,800  Owens-Illinois Inc.(1)                               836,576
             6,738  Rock-Tenn Co. Cl A                                   195,335
             5,406  Sonoco Products Co.                                  194,724
                                                                 ---------------
                                                                       2,062,486
                                                                 ---------------
DISTRIBUTORS(3)
             3,600  Genuine Parts Company                                178,848
                                                                 ---------------
DIVERSIFIED(3)
               600  iShares Russell 1000 Growth
                    Index Fund                                            35,550

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,800  Standard and Poor's 500
                    Depositary Receipt                                   265,500
                                                                 ---------------
                                                                         301,050
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
             4,100  Apollo Group, Inc. Cl A(1)                           240,547
            19,700  H&R Block, Inc.                                      390,848
             2,018  ITT Educational Services Inc.(1)                     221,576
            10,479  Sotheby's                                            453,532
             1,500  Strayer Education, Inc.                              239,370
                                                                 ---------------
                                                                       1,545,873
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.4%
           112,396  Bank of America Corp.                              5,696,229
           125,550  Citigroup Inc.                                     5,885,783
             5,970  Deutsche Boerse AG ORD                               658,912
            77,501  JPMorgan Chase & Co.                               3,450,345
            11,578  McGraw-Hill Companies, Inc.
                    (The)                                                584,226
                                                                 ---------------
                                                                      16,275,495
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.0%
           112,183  AT&T Inc.                                          4,472,736
            35,730  BT Group plc ORD                                     227,502
               346  CenturyTel Inc.                                       16,601
             8,500  Cogent Communications
                    Group, Inc.(1)(2)                                    212,245
            18,550  Telenor ASA ORD                                      342,213
            45,449  Verizon Communications Inc.                        1,903,404
                                                                 ---------------
                                                                       7,174,701
                                                                 ---------------
ELECTRIC UTILITIES - 0.7%
             3,400  Allegheny Energy, Inc.(1)                            175,474
            19,400  Duke Energy Corp.                                    355,796
             1,054  Edison International                                  55,556
             1,456  El Paso Electric Co.(1)                               32,498
             6,865  Entergy Corp.                                        711,351
            15,100  Exelon Corporation                                 1,067,117
            11,300  IDACORP, Inc.                                        366,911
            20,500  PPL Corporation                                      989,330
            34,211  Reliant Energy, Inc.(1)                              872,723
                                                                 ---------------
                                                                       4,626,756
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
            33,300  ABB Ltd. ORD                                         818,751
             6,883  Acuity Brands Inc.                                   361,633
             2,890  ALSTOM ORD                                           522,443
            13,500  Cooper Industries, Ltd. Cl A                         690,795
            21,500  Emerson Electric Co.                               1,058,444
             3,200  First Solar Inc.(1)                                  331,968
             4,800  General Cable Corp.(1)                               279,264
            11,054  GrafTech International Ltd.(1)                       185,597
             4,200  Hubbell Inc. Cl B                                    227,556

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            22,000  Mitsubishi Electric Corp. ORD                        258,522
             5,670  Q-Cells AG ORD(1)                                    502,186
             6,107  Roper Industries Inc.                                386,512
             3,940  Schneider Electric SA ORD                            523,443
             2,967  SunPower Corp. Cl A(1)(2)                            202,735
             8,030  Vestas Wind Systems AS ORD(1)                        543,421
                                                                 ---------------
                                                                       6,893,270
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
             5,806  Avnet Inc.(1)                                        228,234
             8,700  Ibiden Co. Ltd. ORD                                  739,898
             2,300  Itron Inc.(1)(2)                                     195,270
            23,800  Molex Inc.                                           622,370
            18,525  Tyco Electronics Ltd.(1)                             645,967
                                                                 ---------------
                                                                       2,431,739
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
             7,700  Acergy SA(2)                                         203,496
            16,785  Aker Kvaerner ASA ORD(2)                             421,991
             6,800  Cameron International Corp.(1)                       556,036
             2,509  Core Laboratories N.V.(1)                            281,259
            21,062  Dresser-Rand Group Inc.(1)                           776,556
            28,800  Grey Wolf Inc.(1)                                    191,232
             1,592  Halliburton Co.                                       55,067
            11,577  National Oilwell Varco, Inc.(1)                    1,481,855
            21,818  Saipem SpA ORD                                       817,256
             6,300  Schlumberger Ltd.                                    607,950
                                                                 ---------------
                                                                       5,392,698
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
            52,678  Kroger Co. (The)                                   1,400,181
            10,463  Shoppers Drug Mart
                    Corporation ORD                                      528,233
           105,036  Tesco plc ORD                                        900,194
            47,517  Wal-Mart Stores, Inc.                              2,073,167
                                                                 ---------------
                                                                       4,901,775
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            28,519  Campbell Soup Co.                                  1,076,592
            35,700  ConAgra Foods, Inc.                                  917,847
            11,989  General Mills, Inc.                                  669,945
             7,700  Groupe Danone ORD(2)                                 586,609
            19,700  H.J. Heinz Co.                                       888,273
             5,800  Hershey Co. (The)                                    269,700
            52,200  Kraft Foods Inc. Cl A                              1,673,533
             2,090  Nestle SA ORD                                        909,222
            39,800  Unilever N.V. New York Shares                      1,215,890
             9,500  Wm. Wrigley Jr. Co.                                  553,375
                                                                 ---------------
                                                                       8,760,986
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
GAS UTILITIES(3)
             8,300  WGL Holdings Inc.                                    272,987
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
             2,900  Alcon, Inc.                                          392,254
            29,551  Baxter International Inc.                          1,618,212
             4,700  Beckman Coulter, Inc.                                338,165
            18,831  Becton, Dickinson & Co.                            1,448,857
             9,200  Covidien Ltd.(1)                                     366,436
             8,300  DENTSPLY International Inc.                          326,854
             1,000  Idexx Laboratories, Inc.(1)                          111,750
             5,200  Immucor, Inc.(1)                                     173,420
             1,700  Intuitive Surgical Inc.(1)                           376,176
               533  Kinetic Concepts Inc.(1)                              32,039
            16,900  Medtronic, Inc.                                      892,996
             4,500  Mentor Corp.(2)                                      200,655
             3,928  Mettler-Toledo
                    International, Inc.(1)                               370,450
            17,500  Symmetry Medical Inc.(1)                             280,525
             3,700  Terumo Corp. ORD                                     173,787
             4,457  TomoTherapy Inc.(1)                                  106,389
                                                                 ---------------
                                                                       7,208,965
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%
             2,563  Apria Healthcare Group Inc.(1)                        68,253
            20,936  Express Scripts, Inc.(1)                           1,146,246
            13,287  Fresenius Medical Care AG & Co.
                    KGaA ORD                                             652,861
             2,679  Healthspring Inc.(1)                                  50,071
            15,986  Humana Inc.(1)                                     1,024,543
             3,700  Laboratory Corp. of
                    America Holdings(1)                                  287,342
             7,221  McKesson Corp.                                       413,113
             9,400  Medco Health Solutions Inc.(1)                       803,230
             8,400  Patterson Companies, Inc.(1)                         308,952
             4,500  Quest Diagnostics Inc.                               246,375
                64  UnitedHealth Group Inc.                                3,201
             5,100  Universal Health Services, Inc.
                    Cl B                                                 269,280
             2,800  VCA Antech Inc.(1)                                   114,492
             9,749  WellCare Health Plans Inc.(1)                        962,226
                                                                 ---------------
                                                                       6,350,185
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
             3,500  Accor SA ORD                                         300,501
            12,100  Bally Technologies, Inc.(1)                          401,357
             6,593  Choice Hotels International Inc.                     247,106
             7,900  International Speedway Corp.                         371,932
             6,000  Las Vegas Sands Corp.(1)                             598,200
            21,492  McDonald's Corporation                             1,058,481
            15,400  Speedway Motorsports Inc.                            592,746
             6,073  WMS Industries Inc.(1)                               178,789
                                                                 ---------------
                                                                       3,749,112
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.3%
             1,050  Blyth, Inc.                                           23,478
             5,000  Makita Corp. ORD                                     193,404
             2,500  Mohawk Industries Inc.(1)                            218,275
            19,700  Newell Rubbermaid Inc.                               508,063
             1,052  NVR, Inc.(1)(2)                                      588,594
            21,000  Sharp Corp. ORD                                      365,351
             2,649  Snap-on Incorporated                                 129,748
             5,900  Tempur-Pedic International Inc.(2)                   170,510
                                                                 ---------------
                                                                       2,197,423
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.5%
             5,300  Clorox Company                                       316,940
             1,135  Colgate-Palmolive Co.                                 75,273
             5,689  Energizer Holdings Inc.(1)                           602,636
            11,900  Kimberly-Clark Corp.                                 817,411
            13,916  Procter & Gamble Co. (The)                           908,854
            12,189  Reckitt Benckiser plc ORD                            663,407
                                                                 ---------------
                                                                       3,384,521
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
            23,213  AES Corp. (The)(1)                                   420,387
            55,760  International Power plc ORD                          454,831
            11,681  TXU Corp.                                            787,300
                                                                 ---------------
                                                                       1,662,518
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
           131,491  General Electric Co.                               5,111,056
            80,000  Keppel Corp. Ltd. ORD                                671,035
             2,792  McDermott International, Inc.(1)                     268,004
             4,090  Siemens AG ORD                                       513,778
             8,600  Tyco International Ltd.                              379,776
                                                                 ---------------
                                                                       6,943,649
                                                                 ---------------
INSURANCE - 2.1%
             3,192  Ace, Ltd.                                            184,370
             2,970  Allianz SE ORD                                       636,662
            19,300  Allstate Corp.                                     1,056,675
            21,600  Ambac Financial Group, Inc.                        1,356,912
            10,400  American Financial Group, Inc.                       293,280
            40,100  American International Group, Inc.                 2,646,600
             9,415  Arch Capital Group Ltd.(1)                           676,279
            16,274  Aspen Insurance Holdings Ltd.                        408,315
            18,659  AXA SA ORD                                           747,742
            16,822  Axis Capital Holdings Ltd.                           607,274
             8,488  Berkley (W.R.) Corp.                                 253,706
            12,200  Chubb Corp.                                          623,786
            16,357  Endurance Specialty Holdings Ltd.                    652,154
            22,100  Genworth Financial Inc. Cl A                         640,458
             9,700  Hartford Financial Services
                    Group Inc. (The)                                     862,427
            12,200  Loews Corp.                                          573,522

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            38,000  Marsh & McLennan
                    Companies, Inc.                                    1,012,700
            30,810  QBE Insurance Group Ltd. ORD                         877,505
             7,700  Torchmark Corp.                                      474,012
                                                                 ---------------
                                                                      14,584,379
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
             8,556  Amazon.com, Inc.(1)                                  683,710
             5,570  Priceline.com Inc.(1)(2)                             462,199
                                                                 ---------------
                                                                       1,145,909
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
            22,300  eBay Inc.(1)                                         760,430
             4,700  Equinix Inc.(1)(2)                                   415,997
             1,500  Google Inc. Cl A(1)                                  772,875
             3,269  United Online, Inc.                                   46,976
                                                                 ---------------
                                                                       1,996,278
                                                                 ---------------
IT SERVICES - 0.7%
            24,466  Accenture Ltd. Cl A                                1,008,244
             5,128  Electronic Data Systems Corp.                        117,380
             6,100  Fiserv, Inc.(1)                                      283,772
            27,048  International Business
                    Machines Corp.                                     3,156,231
             1,700  MasterCard Inc. Cl A(2)                              232,883
             4,563  Total System Services Inc.(2)                        126,578
                                                                 ---------------
                                                                       4,925,088
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
             7,208  Eastman Kodak Co.                                    192,237
            11,834  Hasbro, Inc.                                         333,837
            20,209  Mattel, Inc.                                         437,121
                                                                 ---------------
                                                                         963,195
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
             2,100  Illumina, Inc.(1)                                    101,409
             6,200  PerkinElmer, Inc.                                    169,942
            36,800  Thermo Fisher Scientific Inc.(1)                   1,995,664
                                                                 ---------------
                                                                       2,267,015
                                                                 ---------------
MACHINERY - 1.1%
            18,415  AGCO Corp.(1)                                        795,527
             6,500  Caterpillar Inc.                                     492,505
             3,000  Deere & Co.                                          408,180
            11,300  Dover Corp.                                          558,220
             7,600  Eaton Corp.                                          716,072
             3,700  Fanuc Ltd. ORD                                       360,033
             3,600  Flowserve Corp.                                      257,076
            19,269  GEA Group AG ORD(1)                                  622,266
            13,200  Ingersoll-Rand Company Ltd. Cl A                     685,476

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,400  Manitowoc Co., Inc. (The)                            190,776
            11,120  Metso Oyj ORD                                        712,452
            14,000  NGK Insulators Ltd. ORD                              462,960
             5,000  Parker-Hannifin Corp.                                537,350
            38,000  Sumitomo Heavy
                    Industries Ltd. ORD                                  425,540
             2,100  Terex Corp.(1)                                       167,748
             2,870  Valmont Industries, Inc.(2)                          255,947
                                                                 ---------------
                                                                       7,648,128
                                                                 ---------------
MARINE - 0.1%
            48,000  Nippon Yusen Kabushiki
                    Kaisha ORD                                           474,529
                                                                 ---------------
MEDIA - 1.0%
            16,550  British Sky Broadcasting
                    Group plc ORD                                        225,441
            18,032  DIRECTV Group, Inc. (The)(1)                         420,687
            19,717  EchoStar Communications Corp.
                    Cl A(1)                                              834,423
            17,300  Gannett Co., Inc.                                    813,100
            18,718  Liberty Global, Inc. Series A(1)                     767,064
             1,449  Omnicom Group Inc.                                    73,798
            11,435  Regal Entertainment Group Cl A                       257,745
             5,019  Sinclair Broadcast Group, Inc. Cl A                   62,537
            62,600  Time Warner Inc.                                   1,188,148
            30,192  Viacom Inc. Cl B(1)                                1,191,376
            36,068  Walt Disney Co. (The)                              1,211,884
                                                                 ---------------
                                                                       7,046,203
                                                                 ---------------
METALS & MINING - 0.5%
             3,300  Allegheny Technologies Inc.                          327,987
            34,640  BHP Billiton Ltd. ORD(2)                           1,087,653
               253  Freeport-McMoRan Copper &
                    Gold, Inc.                                            22,117
             2,100  Haynes International Inc.(1)                         175,413
             7,600  Newmont Mining Corporation                           321,176
             7,500  Nucor Corp.                                          396,750
             3,470  Rio Tinto Ltd. ORD(2)                                265,209
           113,000  Sumitomo Metal Industries
                    Ltd. ORD                                             572,708
                                                                 ---------------
                                                                       3,169,013
                                                                 ---------------
MULTI-UTILITIES - 0.4%
             9,000  Ameren Corp.                                         457,020
             4,300  Consolidated Edison, Inc.                            197,542
             9,700  NiSource Inc.                                        182,748
            31,900  Puget Energy, Inc.                                   744,227
             7,820  Suez SA ORD                                          444,762
            12,600  Wisconsin Energy Corp.                               558,306
            22,200  XCEL Energy Inc.                                     457,542
                                                                 ---------------
                                                                       3,042,147
                                                                 ---------------
MULTILINE RETAIL - 0.2%
             5,342  Arcandor AG ORD(1)                                   145,580
            14,842  Big Lots, Inc.(1)                                    441,846

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             6,428  Dollar Tree Stores Inc.(1)                           279,297
             1,500  Kohl's Corp.(1)                                       88,950
             2,480  PPR SA ORD                                           428,827
                                                                 ---------------
                                                                       1,384,500
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            12,600  Canon, Inc. ORD                                      720,187
            50,805  Xerox Corp.(1)                                       870,289
                                                                 ---------------
                                                                       1,590,476
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.8%
             9,900  Apache Corp.                                         766,062
            51,710  BG Group plc ORD                                     827,950
            26,200  BP plc ADR                                         1,764,832
            46,269  Chevron Corp.                                      4,060,567
            39,034  ConocoPhillips                                     3,196,494
             9,600  Devon Energy Corporation                             722,976
            14,540  EnCana Corp.                                         850,590
            14,440  ENI SpA ORD                                          499,375
             5,500  Equitable Resources Inc.                             270,545
            96,779  Exxon Mobil Corp.                                  8,296,864
               166  Frontier Oil Corp.                                     6,811
               857  Holly Corp.                                           57,119
             3,000  Murphy Oil Corp.                                     182,820
            30,600  Royal Dutch Shell plc ADR                          2,366,910
            17,570  Statoil ASA ORD                                      506,553
            11,300  Total SA ORD                                         850,705
             3,520  Valero Energy Corp.                                  241,155
            10,800  XTO Energy Inc.                                      587,088
                                                                 ---------------
                                                                      26,055,416
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            17,500  Weyerhaeuser Co.                                   1,192,975
                                                                 ---------------
PERSONAL PRODUCTS(3)
             2,100  Estee Lauder Companies, Inc.
                    (The) Cl A                                            87,339
                                                                 ---------------
PHARMACEUTICALS - 2.2%
            23,600  Abbott Laboratories                                1,225,076
             7,468  Allergan, Inc.                                       448,155
            12,522  Biovail Corp.                                        219,385
             4,600  Bristol-Myers Squibb Co.                             134,090
            13,500  Eli Lilly and Company                                774,225
            16,382  GlaxoSmithKline plc ORD                              427,805
            51,976  Johnson & Johnson                                  3,211,597
            12,743  Merck & Co., Inc.                                    639,316
             6,770  Novartis AG ORD                                      357,289
             7,430  Novo Nordisk AS Cl B ORD                             826,250
           131,592  Pfizer Inc.                                        3,268,745
             6,587  Roche Holding AG ORD                               1,145,138
            19,370  Schering-Plough Corp.                                581,487

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            30,700  Shire plc ORD                                        800,472
               411  Watson Pharmaceuticals, Inc.(1)                       12,256
            19,900  Wyeth                                                921,370
                                                                 ---------------
                                                                      14,992,656
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
             4,600  AEON Mall Co., Ltd. ORD                              138,612
               740  CB Richard Ellis Group, Inc.
                    Cl A(1)                                               21,845
               461  Jones Lang LaSalle Inc.                               51,484
            19,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                             621,740
            25,000  Tokyo Tatemono Co. Ltd. ORD                          330,470
                                                                 ---------------
                                                                       1,164,151
                                                                 ---------------
ROAD & RAIL - 0.1%
             1,577  Burlington Northern
                    Santa Fe Corp.                                       127,974
             1,959  CSX Corporation                                       80,319
                30  East Japan Railway
                    Company ORD                                          239,077
             8,600  Heartland Express, Inc.                              133,902
             1,773  Norfolk Southern Corp.                                90,795
             1,201  Union Pacific Corp.                                  133,996
                                                                 ---------------
                                                                         806,063
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.9%
            28,331  Applied Materials, Inc.                              605,150
               790  ASM International N.V.(2)                             21,535
             5,020  ASML Holding N.V. ORD(1)                             148,639
            17,500  Broadcom Corp. Cl A(1)                               603,750
            31,100  Intel Corp.                                          800,825
            21,998  Intersil Corp. Cl A                                  732,973
             7,000  MEMC Electronic Materials Inc.(1)                    429,940
             6,800  Microsemi Corp.(1)                                   172,448
             6,700  National Semiconductor Corp.                         176,344
            24,134  NVIDIA Corp.(1)                                    1,234,696
            14,000  OmniVision Technologies,
                    Inc.(1)(2)                                           292,180
            42,100  ON Semiconductor Corp.(1)                            493,412
            48,829  Teradyne, Inc.(1)                                    727,064
                                                                 ---------------
                                                                       6,438,956
                                                                 ---------------
SOFTWARE - 0.9%
             5,004  BMC Software Inc.(1)                                 153,222
             4,700  Electronic Arts Inc.(1)                              248,818
            61,390  Microsoft Corporation                              1,763,735
             4,900  Nintendo Co., Ltd. ORD                             2,271,888
            55,004  Oracle Corp.(1)                                    1,115,481
             8,570  SAP AG ORD                                           461,611
             4,170  VMware, Inc. Cl A(1)                                 287,271
                                                                 ---------------
                                                                       6,302,026
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
             4,513  American Eagle Outfitters, Inc.                      116,571

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             6,187  AutoZone, Inc.(1)                                    750,421
            10,700  Best Buy Co., Inc.                                   470,265
            27,680  Carphone Warehouse Group
                    plc ORD                                              190,340
            46,900  Esprit Holdings Ltd. ORD                             682,626
            36,512  GameStop Corp. Cl A(1)                             1,830,711
            23,500  Gap, Inc. (The)                                      440,860
            15,000  Guess?, Inc.                                         794,999
             3,595  Gymboree Corp.(1)                                    144,124
            55,900  Home Depot, Inc. (The)                             2,141,528
            12,900  Inditex SA ORD                                       756,713
            12,200  Lowe's Companies, Inc.                               378,932
             2,120  Men's Wearhouse, Inc. (The)                          107,442
             6,350  Nitori Co. Ltd. ORD                                  330,604
            19,963  RadioShack Corp.(2)                                  474,521
            20,300  Staples, Inc.                                        482,125
             3,500  Tiffany & Co.                                        179,655
            24,132  TJX Companies, Inc. (The)                            735,785
                                                                 ---------------
                                                                      11,008,222
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
             5,800  adidas AG ORD                                        341,018
            60,122  Burberry Group plc ORD                               740,165
            11,320  Compagnie Financiere Richemont
                    SA Cl A ORD                                          700,969
             4,500  Crocs, Inc.(1)                                       265,680
             9,720  Luxottica Group SpA ORD                              331,906
             1,459  Phillips-Van Heusen Corp.                             84,958
             5,500  VF Corp.                                             439,175
                                                                 ---------------
                                                                       2,903,871
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.9%
            51,400  Freddie Mac                                        3,166,754
            53,600  MGIC Investment Corp.(2)                           1,616,576
            28,644  Washington Mutual, Inc.                            1,051,808
                                                                 ---------------
                                                                       5,835,138
                                                                 ---------------
TOBACCO - 0.2%
            13,900  Altria Group Inc.                                    964,798
             7,440  British American Tobacco plc ORD                     246,802
                50  Japan Tobacco Inc. ORD                               277,586
                                                                 ---------------
                                                                       1,489,186
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            62,000  Marubeni Corp. ORD                                   505,871
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
            17,600  American Tower Corp. Cl A(1)                         697,312
             2,343  Clearwire Corp. Cl A(1)(2)                            50,140
             4,600  Crown Castle
                    International Corp.(1)                               169,096
            11,771  Leap Wireless
                    International, Inc.(1)                               853,398
             3,100  Millicom International
                    Cellular SA(1)                                       261,423

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            24,220  NII Holdings, Inc. Cl B(1)                         1,917,739
            12,350  Rogers Communications Inc.
                    Cl B ORD                                             561,688
            30,696  SBA Communications Corp.
                    Cl A(1)                                              999,769
            37,400  Sprint Nextel Corp.                                  707,608
               824  United States Cellular Corp.(1)                       80,134
           202,040  Vodafone Group plc ORD                               651,063
                                                                 ---------------
                                                                       6,949,370
                                                                 ---------------
TOTAL COMMON STOCKS                                                  309,111,001
(Cost $245,922,769)                                              ---------------

PREFERRED STOCKS(3)
HOUSEHOLD PRODUCTS(3)
             3,170  Henkel KGaA ORD(2)                                   163,318
                                                                 ---------------
(Cost $165,590)

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED SECURITIES(4) - 13.4%
    $       13,271  FHLMC, 6.50%, 12/1/12                                 13,581
            78,443  FHLMC, 7.00%, 6/1/14                                  81,060
           103,214  FHLMC, 6.50%, 6/1/16                                 105,473
         2,497,459  FHLMC, 4.50%, 1/1/19(5)                            2,403,057
         2,574,772  FHLMC, 5.00%, 1/1/21(5)                            2,515,498
         1,046,263  FHLMC, 5.00%, 4/1/21(5)                            1,022,177
            20,157  FHLMC, 8.00%, 7/1/30                                  21,260
            73,064  FHLMC, 6.50%, 5/1/31                                  74,724
           846,056  FHLMC, 5.50%, 12/1/33                                828,891
           329,333  FHLMC, 6.50%, 7/1/47                                 330,208
         1,436,000  FNMA, 5.50%,
                    settlement date 9/13/07(6)                         1,402,568
        21,331,124  FNMA, 6.00%,
                    settlement date 9/13/07(6)                        21,307,787
         7,228,509  FNMA, 6.50%,
                    settlement date 9/13/07(6)                         7,338,064
               427  FNMA, 6.50%, 4/1/11                                      436
             8,230  FNMA, 6.50%, 5/1/11                                    8,401
            10,614  FNMA, 6.50%, 5/1/11                                   10,835
            23,940  FNMA, 6.50%, 5/1/11                                   24,437
             5,103  FNMA, 6.50%, 2/1/12                                    5,224
            14,166  FNMA, 6.50%, 4/1/12                                   14,501
            19,104  FNMA, 6.50%, 5/1/12                                   19,556
            69,922  FNMA, 6.00%, 4/1/14                                   70,907
            19,685  FNMA, 7.50%, 6/1/15                                   20,321
         1,399,928  FNMA, 4.50%, 5/1/19(5)                             1,345,819
         1,424,050  FNMA, 4.50%, 5/1/19(5)                             1,369,009
         2,171,638  FNMA, 5.00%, 9/1/20(5)                             2,121,740
             2,221  FNMA, 7.00%, 6/1/26                                    2,305
            22,141  FNMA, 7.50%, 3/1/27                                   23,212
            54,134  FNMA, 6.50%, 6/1/29                                   55,402
            14,762  FNMA, 7.00%, 7/1/29                                   15,326
            78,219  FNMA, 7.00%, 7/1/29                                   81,191
            45,471  FNMA, 7.00%, 3/1/30                                   47,207
             3,178  FNMA, 7.00%, 5/1/30                                    3,299
            70,896  FNMA, 7.50%, 8/1/30                                   74,150
            23,931  FNMA, 7.50%, 9/1/30                                   25,030
           170,584  FNMA, 6.50%, 9/1/31                                  174,461
            51,289  FNMA, 7.00%, 9/1/31                                   53,218

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            70,974  FNMA, 6.50%, 1/1/32                                   72,591
           490,586  FNMA, 7.00%, 6/1/32                                  508,670
         1,729,348  FNMA, 5.50%, 6/1/33(5)                             1,694,123
         6,936,635  FNMA, 5.50%, 7/1/33(5)                             6,795,343
         3,067,788  FNMA, 5.50%, 8/1/33(5)                             3,005,301
           768,658  FNMA, 5.50%, 9/1/33                                  753,001
        11,365,859  FNMA, 5.00%, 11/1/33(5)                           10,842,590
         4,938,485  FNMA, 5.50%, 1/1/34(5)                             4,837,893
         6,188,925  FNMA, 5.00%, 8/1/35(5)                             5,893,088
         3,944,392  FNMA, 4.50%, 9/1/35(5)                             3,650,807
         5,361,430  FNMA, 5.00%, 2/1/36(5)                             5,105,148
           397,637  FNMA, 5.00%, 10/1/36                                 378,140
         4,343,360  FNMA, 6.50%, 8/1/37                                4,367,791
           160,194  FNMA, 6.50%, 6/1/47                                  160,619
           421,869  FNMA, 6.50%, 8/1/47                                  422,990
            11,603  GNMA, 7.00%, 1/15/24                                  12,110
             7,238  GNMA, 8.00%, 7/15/24                                   7,680
            13,441  GNMA, 8.00%, 9/15/24                                  14,261
             4,434  GNMA, 9.00%, 4/20/25                                   4,787
            34,267  GNMA, 7.00%, 9/15/25                                  35,792
            11,655  GNMA, 7.50%, 10/15/25                                 12,233
            20,643  GNMA, 7.50%, 2/15/26                                  21,665
             8,956  GNMA, 6.00%, 4/15/26                                   9,037
             5,789  GNMA, 7.50%, 5/15/26                                   6,076
           118,760  GNMA, 8.25%, 7/15/26                                 127,154
               884  GNMA, 9.00%, 8/20/26                                     955
            59,929  GNMA, 7.00%, 12/15/27                                 62,579
             6,281  GNMA, 6.50%, 2/15/28                                   6,429
            20,829  GNMA, 6.50%, 2/15/28                                  21,322
            13,393  GNMA, 6.50%, 3/15/28                                  13,710
             4,752  GNMA, 6.50%, 4/15/28                                   4,864
            21,279  GNMA, 6.00%, 5/15/28                                  21,474
            29,722  GNMA, 6.00%, 7/15/28                                  29,995
            59,782  GNMA, 6.00%, 10/15/28                                 60,330
            42,017  GNMA, 7.00%, 5/15/31                                  43,815
           576,862  GNMA, 5.50%, 11/15/32                                568,092
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            92,582,790
(Cost $93,572,024)                                               ---------------

U.S. TREASURY SECURITIES - 11.8%
         2,530,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(5)                              3,300,663
         2,500,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                              3,329,688
         4,875,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                              6,072,042
        11,675,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                            13,543,012
           778,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                                 926,124
         1,150,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)(5)                               1,134,727
        17,145,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(5)                            17,402,192
         7,000,000  U.S. Treasury Notes,
                    4.50%, 4/30/12(2)(5)                               7,073,283
        11,690,000  U.S. Treasury Notes,
                    4.875%, 6/30/12(2)(5)                             12,002,346
         3,475,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(5)                               3,449,212
         9,600,000  U.S. Treasury Notes,
                    4.50%, 11/15/15(2)(5)                              9,612,758
           700,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(5)                                704,211
         2,920,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(5)                               2,908,594
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        81,458,852
(Cost $80,051,436)                                               ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 8.3%
         2,918,100  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                  2,896,346
        13,078,702  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 9/1/07                                        230,826
         2,000,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(5)                   1,935,680
        16,394,428  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 9/1/07                                        475,881
         2,387,395  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    5.72%, 9/17/07, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $2,387,395)(5)(7)                     2,386,977
         3,700,000  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(5)                                  3,576,945
         6,909,240  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X,
                    VRN, 1.11%, 9/1/07                                   141,854
            89,638  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 5.71%, 9/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $89,638)(7)                                      89,635
           370,494  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.76%, 9/17/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $370,494)(7)                                    370,479
         5,990,000  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 8/25/37                                     5,981,577
         1,200,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.79%, 9/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(5)                                         1,191,000
         2,644,378  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                  2,637,899
         2,110,723  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(5)                                  2,099,563
         1,431,684  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(5)                                 1,423,797
         1,696,346  FNMA, Series 2002-86, Class KB,
                    SEQ, 5.00%, 5/25/16(5)                             1,689,688
           815,680  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.91%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                       821,132
         1,940,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(5)                                  1,892,775
         3,677,285  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23(5)                             3,635,787
         3,600,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                    3,527,629
         1,704,786  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.42%, 9/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no
                    caps (Acquired 12/14/06,
                    Cost $1,704,786)(5)(7)                             1,704,298
           561,498  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    5.42%, 9/6/07, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps                                         560,504
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(5)                                  3,063,259
         1,630,099  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(5)                             1,611,237
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(5)                             3,014,809

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           422,471  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.69%, 9/17/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $422,471)(7)                            422,377
            51,697  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       52,789
         1,296,915  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.68%, 9/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $1,296,915)(5)(7)                   1,296,269
         1,207,605  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.625%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(5)                         1,189,490
         6,174,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(5)                        6,074,024
         1,125,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                     1,104,681
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  57,099,207
(Cost $57,561,216)                                               ---------------

CORPORATE BONDS - 6.4%
AEROSPACE & DEFENSE - 0.3%
           334,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       328,972
           450,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                        451,512
           625,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       617,224
           541,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        544,254
                                                                 ---------------
                                                                       1,941,962
                                                                 ---------------
AUTOMOBILES - 0.1%
           420,000  DaimlerChrysler N.A.
                    Holding Corp., 6.50%, 11/15/13                       434,586
                                                                 ---------------
BEVERAGES - 0.2%
           501,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $499,282)(7)                                    494,213
           780,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $779,446)(7)                                    804,414
                                                                 ---------------
                                                                       1,298,627
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           544,000  Genentech, Inc., 4.75%, 7/15/15                      519,403
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           394,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        383,752
           724,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        709,321
                                                                 ---------------
                                                                       1,093,073
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
           530,000  PNC Bank N.A., 4.875%, 9/21/17                       489,096

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           390,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     389,209
           444,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       423,629
           694,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       660,943
           614,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       605,969
                                                                 ---------------
                                                                       2,568,846
                                                                 ---------------
CONSUMER FINANCE(3)
           300,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      298,449
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
           985,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      962,281
           500,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       482,585
           430,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      417,034
           332,000  Citigroup Inc., 6.125%, 8/25/36                      325,380
           405,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      419,252
           614,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       607,928
           634,000  John Deere Capital Corp.,
                    5.50%, 4/13/17                                       636,859
                                                                 ---------------
                                                                       3,851,319
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           615,000  AT&T Corp., 7.30%, 11/15/11                          659,337
           430,000  AT&T Inc., 6.80%, 5/15/36                            450,431
            77,000  BellSouth Corp.,
                    6.875%, 10/15/31                                      79,872
           260,000  Embarq Corp., 7.08%, 6/1/16                          268,566
           130,000  Qwest Corp., 7.875%, 9/1/11                          136,663
           130,000  Qwest Corp., 7.50%, 10/1/14                          133,900
           655,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       634,027
           280,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       264,518
           340,000  Telefonica Emisones SAu,
                    7.05%, 6/20/36                                       355,101
           362,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       356,769
           257,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        253,778
                                                                 ---------------
                                                                       3,592,962
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           591,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        574,109
           287,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      280,061
           477,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 471,172
           317,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        311,916
           410,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       384,679
           220,000  Toledo Edison Co., 6.15%, 5/15/37                    205,428
                                                                 ---------------
                                                                       2,227,365
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           420,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        411,233
           534,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       521,389
           557,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       536,296

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           420,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       432,112
                                                                 ---------------
                                                                       1,901,030
                                                                 ---------------
FOOD PRODUCTS - 0.3%
           825,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $805,798)(7)                                    812,704
           740,000  General Mills Inc., 5.65%, 9/10/12                   745,874
           430,000  Kraft Foods Inc., 6.00%, 2/11/13                     439,180
                                                                 ---------------
                                                                       1,997,758
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           780,000  Baxter Finco BV, 4.75%, 10/15/10                     776,382
           595,000  Baxter International Inc.,
                    5.90%, 9/1/16                                        605,154
                                                                 ---------------
                                                                       1,381,536
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           680,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           665,436
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           710,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       701,621
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           290,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       301,098
           380,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        362,788
                                                                 ---------------
                                                                         663,886
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
         1,438,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                   1,420,333
                                                                 ---------------
INSURANCE - 0.3%
           860,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $858,314)(7)                                    848,338
           503,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17                          486,044
           320,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       281,849
           290,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       282,504
                                                                 ---------------
                                                                       1,898,735
                                                                 ---------------
MACHINERY(3)
           290,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $289,870)(7)                                    287,449
                                                                 ---------------
MEDIA - 0.5%
           582,000  Comcast Corp., 5.90%, 3/15/16                        577,078
           300,000  News America Holdings,
                    7.75%, 1/20/24                                       331,137
           840,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                       851,334

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           860,000  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-8/9/07,
                    Cost $855,544)(7)                                    850,818
           390,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $387,488)(7)                                    380,306
           245,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      244,670
            77,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       83,698
                                                                 ---------------
                                                                       3,319,041
                                                                 ---------------
METALS & MINING - 0.1%
           550,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $550,329)(7)                                    553,342
           235,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $234,420)(7)                           235,010
                                                                 ---------------
                                                                         788,352
                                                                 ---------------
MULTI-UTILITIES - 0.4%
           630,000  CenterPoint Energy
                    Resources Corp., 6.50%, 2/1/08                       630,780
           380,000  CenterPoint Energy
                    Resources Corp., 6.25%, 2/1/37                       378,249
           541,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16                       534,638
           600,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      596,418
           307,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      300,762
           320,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        314,444
           194,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                        183,700
                                                                 ---------------
                                                                       2,938,991
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           209,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       206,892
           700,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13                                      698,417
                                                                 ---------------
                                                                         905,309
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           290,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       283,897
           308,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                      363,164
           935,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        928,336
           311,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      305,042
           430,000  Nexen Inc., 6.40%, 5/15/37                           419,686
           729,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                748,233
           407,000  XTO Energy Inc., 5.30%, 6/30/15                      394,373
           324,000  XTO Energy Inc., 6.10%, 4/1/36                       307,852
                                                                 ---------------
                                                                       3,750,583
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           580,000  Abbott Laboratories,
                    5.875%, 5/15/16                                      591,003
           634,000  Wyeth, 5.95%, 4/1/37                                 608,051
                                                                 ---------------
                                                                       1,199,054
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           580,000  ProLogis, 5.625%, 11/15/16                           556,231
                                                                 ---------------
SOFTWARE - 0.1%
           302,000  Intuit Inc., 5.75%, 3/15/17                          291,382
           649,000  Oracle Corp., 5.00%, 1/15/11                         646,284
                                                                 ---------------
                                                                         937,666
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(3)
           150,000  Residential Capital LLC,
                    6.50%, 6/1/12                                        114,105
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           411,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       392,658
           373,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      361,217
                                                                 ---------------
                                                                         753,875
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 44,007,583
(Cost $44,487,786)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.2%
         4,100,000  FHLB, 4.625%, 2/1/08(5)                            4,090,053
         4,240,000  FHLMC, 5.00%, 6/11/09(2)(5)                        4,255,853
         5,350,000  FHLMC, 4.75%, 1/19/16(2)(5)                        5,251,763
         3,000,000  FNMA, 4.375%, 7/17/13(5)                           2,918,619
         5,805,000  FNMA, 5.375%, 6/12/17(2)(5)                        5,927,787
         6,560,000  FNMA, 5.80%, 2/9/26(5)                             6,542,906
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               28,986,981
(Cost $28,752,012)                                               ---------------

ASSET-BACKED SECURITIES(4) - 2.5%
           489,297  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.57%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   488,212
         1,031,361  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                              1,024,287
         2,016,520  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.67%, 9/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(5)                                         2,017,149
         2,200,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    5.49%, 11/21/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(5)                              2,185,524
           224,988  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.58%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                        224,864
         3,139,132  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.56%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(5)                                         3,120,878

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           187,113  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.55%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        186,117
         1,482,876  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                              1,465,014
            87,861  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.57%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                               87,825
           185,725  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.58%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                   185,549
         1,420,720  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                              1,412,457
            63,748  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.59%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                    63,498
           173,289  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.57%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   172,082
           242,979  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       222,375
           119,797  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    9/17/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps                                              119,779
           860,982  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps                                              861,162
         3,000,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(5)                                         3,000,300
           703,992  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.55%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                              701,163
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         17,538,235
(Cost $17,630,312)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.2%
Euro     2,800,000  Bundesschatzanweisungen,
                    3.25%, 6/13/08                                     3,790,175
$           77,000  Hydro Quebec, 8.40%, 1/15/22                         100,156
JPY                 KfW, VRN, 0.60%, 11/8/07,
                    resets quarterly off the
                    3-month JPY
       400,000,000  LIBOR minus 0.22% with no caps                     3,456,090
$          685,000  Province of Quebec,
                    5.00%, 7/17/09                                       689,608
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 8,036,029
(Cost $7,830,324)                                                ---------------

COMMERCIAL PAPER(8) - 0.9%
         3,250,000  Canadian Imperial Holdings,
                    5.23%, 10/10/07(5)                                 3,230,042

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,000,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A3, 6.03%,
                    9/12/07 (Acquired 8/16/07,
                    Cost $2,986,433)(5)(7)                             2,993,562
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 6,223,604
(Cost $6,226,058)                                                ---------------

MUNICIPAL SECURITIES - 0.7%
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    5.64%, 9/6/07 (Acquired
                    9/29/03-11/10/03,
                    Cost $3,000,000)(5)(7)                             3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        749,864
         1,090,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.75%, 9/5/07
                    (LOC: Keybank N.A.)(5)                             1,090,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             4,839,864
(Cost $4,890,895)                                                ---------------

TEMPORARY CASH INVESTMENTS - 10.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 2.375%, 1/15/25, valued
at $38,641,423), in a joint trading account at
4.95%, dated 8/31/07, due 9/4/07
(Delivery value $34,318,865)(5)                                       34,300,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 9.25%, 2/15/16, valued
at $7,042,634), in a joint trading account
at 4.95%, dated 8/31/07, due 9/4/07
(Delivery value $6,903,795)                                            6,900,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 5.50%, 5/15/09, valued
at $32,647,963), in a joint trading account at
5.05%, dated 8/31/07, due 9/4/07
(Delivery value $32,017,956)(5)                                       32,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      73,200,000
(Cost $73,200,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(9) - 14.6%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.30%,
dated 8/31/07, due 9/4/07
(Delivery value $100,705,615)                                        100,646,345
                                                                 ---------------
(Cost $100,646,345)

TOTAL INVESTMENT SECURITIES - 119.4%                                 823,893,809
                                                                 ---------------
(Cost $760,936,767)

OTHER ASSETS AND LIABILITIES - (19.4)%                             (134,066,993)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  689,826,816
                                                                 ===============

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                   Expiration     Underlying Face   Unrealized
Contracts Purchased                   Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
  5 S&P 500 E-Mini Futures        September 2007   $    368,500        $  5,077
503 U.S. Treasury 2-Year Notes    December 2007     103,696,594         124,618
517 U.S. Treasury 5-Year Notes    December 2007      55,165,516         483,524
                                                  ------------------------------
                                                   $159,230,610        $613,219
                                                  ==============================

                                   Expiration     Underlying Face   Unrealized
Contracts Sold                        Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
100 U.S. Long Bond                December 2007     $11,156,250     $  (224,937)
588 U.S. Treasury 10-Year Notes   December 2007      64,119,562        (843,727)
                                                  ------------------------------
                                                    $75,275,812     $(1,068,664)
                                                  ==============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount        Description of Agreement            Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$   700,000   Pay quarterly a fixed rate equal    March 2012         $ 59,412
              to 0.46% multiplied by the
              notional amount and receive from
              Barclays Bank plc upon each
              default event of Centex Corp.,
              par value of the proportional
              notional amount.
  1,960,000   Pay quarterly a fixed rate equal    March 2012          148,879
              to 0.55% multiplied by the
              notional amount and receive from
              Deutsche Bank Securities Inc.
              upon each default event of Lennar
              Corp., par value of the
              proportional notional amount.
 10,700,000   Pay quarterly a fixed rate equal    June 2012           140,843
              to 0.35% multiplied by the
              notional amount and receive from
              Barclays Bank plc upon each
              default event of one of the
              issues of Dow Jones CDX N.A.
              Investment Grade 8, par value of
              the proportional notional amount.
  4,500,000   Pay quarterly a fixed rate equal    June 2012           (36,683)
              to 0.57% multiplied by the
              notional amount and receive from
              Deutsche Bank AG upon each default
              event of Darden Restaurants, Inc.,
              par value of the proportional
              notional amount.
  3,200,000   Pay quarterly a fixed rate equal    March 2017           12,595
              to 0.12% multiplied by the
              notional amount and receive from
              Barclays Bank plc upon each
              default event of Pfizer Inc.,
              par value of the proportional
              notional amount.
     740,000  Pay quarterly a fixed rate equal    September 2012          (35)
              to 0.35% multiplied by the
              notional amount and receive from
              Merrill Lynch International upon
              each default event of Computer
              Sciences Corp., par value of the
              proportional notional amount.
     560,000  Pay quarterly a fixed rate equal    September 2012        1,702
              to 0.36% multiplied by the
              notional amount and receive from
              Barclays Bank plc upon each
              default event of Whirlpool Corp.,
              par value of the proportional
              notional amount.
                                                                   -------------
                                                                     $326,713
                                                                   =============

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $98,951,149.
(3) Category is less than 0.05% of total net assets.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(6) Forward commitment.
(7) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2007, was $17,530,191, which represented 2.5% of total net assets.
(8) The rate indicated is the yield to maturity at purchase.
(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 765,501,722
                                                                 ===============
Gross tax appreciation of investments                             $  66,640,754
Gross tax depreciation of investments                                (8,248,667)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  58,392,087
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
AUGUST 31, 2007

[american century investments logo and text logo]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 62.6%
AEROSPACE & DEFENSE - 1.7%
             7,600  Alliant Techsystems Inc.(1)                   $      800,356
           180,174  BE Aerospace, Inc.(1)                              7,021,381
            48,136  Boeing Co.                                         4,654,751
             9,220  Elbit Systems Ltd.                                   414,162
            36,230  Finmeccanica SpA ORD                               1,061,884
            57,391  Lockheed Martin Corp.                              5,689,744
            24,900  Northrop Grumman Corp.                             1,963,116
            68,700  Precision Castparts Corp.                          8,952,297
            44,700  United Technologies Corp.                          3,335,961
                                                                 ---------------
                                                                      33,893,652
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             4,182  C.H. Robinson Worldwide Inc.                         205,085
             7,445  FedEx Corporation                                    816,568
            33,783  United Parcel Service, Inc. Cl B                   2,562,778
                                                                 ---------------
                                                                       3,584,431
                                                                 ---------------
AIRLINES - 0.2%
            51,250  easyJet plc ORD(1)                                   596,319
            41,931  LAN Airlines SA ADR(2)                               672,993
           140,676  Southwest Airlines Co.                             2,125,614
           110,214  Turk Hava Yollari Anonim
                    Ortakligi ORD(1)                                     766,640
                                                                 ---------------
                                                                       4,161,566
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            18,100  Autoliv, Inc.                                      1,038,397
            32,300  BorgWarner, Inc.                                   2,729,350
            13,440  Continental AG ORD                                 1,747,276
            59,700  Goodyear Tire &
                    Rubber Co. (The)(1)                                1,651,302
            60,810  Hankook Tire Co. Ltd. ORD                          1,330,827
            28,440  Magna International Inc. Cl A                      2,543,958
                                                                 ---------------
                                                                      11,041,110
                                                                 ---------------
AUTOMOBILES - 0.4%
            44,850  Fiat SpA ORD                                       1,191,696
            97,035  Ford Motor Co.(1)                                    757,843
           115,000  Isuzu Motors Ltd. ORD                                625,540
           569,500  PT Astra International Tbk ORD                     1,082,596
            61,900  Toyota Motor Corp. ORD                             3,612,882
                                                                 ---------------
                                                                       7,270,557
                                                                 ---------------
BEVERAGES - 0.9%
            34,200  Anheuser-Busch Companies, Inc.                     1,689,480
            86,900  Coca-Cola Company (The)                            4,673,482
            24,140  Coca-Cola Enterprises Inc.                           575,015
            80,933  Compania Cervecerias Unidas
                    SA ORD                                               591,062
            51,230  Heineken N.V. ORD(2)                               3,244,583

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            61,500  Pepsi Bottling Group Inc.                          2,127,285
            71,300  PepsiCo, Inc.                                      4,850,539
                                                                 ---------------
                                                                      17,751,446
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
            52,072  Amgen Inc.(1)                                      2,609,328
            60,347  Biogen Idec Inc.(1)                                3,851,346
            20,700  Celgene Corp.(1)                                   1,329,147
            24,400  CSL Ltd. ORD                                       1,958,196
             1,260  Cubist Pharmaceuticals Inc.(1)                        28,829
            46,646  Gilead Sciences, Inc.(1)                           1,696,515
            44,000  Onyx Pharmaceuticals, Inc.(1)(2)                   1,743,280
                                                                 ---------------
                                                                      13,216,641
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            58,300  Daikin Industries Ltd. ORD                         2,617,510
            39,730  Kingspan Group plc ORD                             1,028,586
            29,800  Masco Corp.                                          775,396
                                                                 ---------------
                                                                       4,421,492
                                                                 ---------------
CAPITAL MARKETS - 2.0%
            14,500  Ameriprise Financial Inc.                            884,645
            44,700  Bank of New York Mellon Corp.
                    (The)                                              1,807,221
             5,000  Bear Stearns Companies Inc.
                    (The)                                                543,300
            28,210  Credit Suisse Group ORD                            1,843,768
            11,800  GFI Group Inc.(1)                                    873,200
            36,364  Goldman Sachs Group, Inc. (The)                    6,400,428
           114,400  Janus Capital Group Inc.                           3,041,896
            46,330  Julius Baer Holding AG ORD                         3,068,339
           198,290  Man Group plc ORD                                  1,973,317
            64,454  Merrill Lynch & Co., Inc.                          4,750,260
           127,245  Morgan Stanley                                     7,936,270
            49,800  Northern Trust Corp.                               3,060,708
           123,600  Schwab (Charles) Corp.                             2,447,280
            24,254  UBS AG ORD                                         1,264,955
                                                                 ---------------
                                                                      39,895,587
                                                                 ---------------
CHEMICALS - 1.1%
            17,550  BASF AG ORD                                        2,322,731
            87,773  Celanese Corp., Series A                           3,152,806
             4,565  CF Industries Holdings, Inc.                         289,101
            44,600  du Pont (E.I.) de Nemours & Co.                    2,174,250
            45,000  Kuraray Co. Ltd. ORD                                 591,349
            10,944  Minerals Technologies Inc.(2)                        721,319
            68,466  Monsanto Co.                                       4,774,819
            22,700  Mosaic Co. (The)(1)                                  953,854
            33,600  PPG Industries, Inc.                               2,464,560
            10,585  Syngenta AG ORD                                    1,981,265
            31,600  Terra Industries Inc.(1)(2)                          820,652

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,920  Umicore ORD                                        2,272,206
                                                                 ---------------
                                                                      22,518,912
                                                                 ---------------
COMMERCIAL BANKS - 3.0%
            65,878  Anglo Irish Bank Corp. plc ORD                     1,229,785
           123,910  Banco Bilbao Vizcaya Argentaria
                    SA ORD                                             2,851,704
            14,206  Banco Macro SA ADR                                   387,682
           123,923  Barclays plc ORD                                   1,533,118
            29,700  BB&T Corporation                                   1,179,981
             3,015  BRE Bank SA ORD(1)                                   537,404
           414,300  Bumiputra - Commerce Holdings
                    Bhd ORD                                            1,296,787
         1,284,000  China Construction Bank
                    Cl H ORD                                           1,075,207
           680,000  China Merchants Bank Co. Ltd.
                    Cl H ORD                                           2,554,998
            18,114  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  1,312,843
            10,700  Fifth Third Bancorp                                  381,883
           249,755  Grupo Financiero Banorte,
                    SAB de CV ORD                                      1,018,535
           119,028  HSBC Holdings plc ORD                              2,153,032
            32,193  ICICI Bank Ltd. ADR                                1,430,979
            17,280  KBC Groupe ORD                                     2,166,678
             5,781  Komercni Banka AS ORD                              1,254,438
            33,400  Marshall & Ilsley Corp.                            1,459,914
            31,360  National Australia Bank Ltd. ORD                   1,023,621
            52,800  National Bank of Greece SA ORD                     3,141,131
            34,200  National City Corp.                                  920,322
            91,000  Oversea-Chinese
                    Banking Corp. ORD                                    509,862
            18,900  PNC Financial Services Group                       1,329,993
         2,771,000  PT Bank Mandiri Tbk ORD                              959,079
           110,168  Royal Bank of Scotland Group
                    plc ORD                                            1,276,305
           160,000  Sberbank ORD(1)                                      612,800
            22,031  Shinhan Financial Group Co.,
                    Ltd. ORD                                           1,342,037
             9,578  Societe Generale ORD                               1,544,845
            69,261  South Financial Group Inc.
                    (The)(2)                                           1,589,540
               100  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       790,019
            52,600  SunTrust Banks, Inc.                               4,142,249
            33,290  Swedbank AB Cl A ORD(2)                            1,088,366
           265,609  Turkiye Garanti Bankasi AS ORD                     1,704,650
           103,400  U.S. Bancorp                                       3,344,990
            62,700  Wachovia Corp.                                     3,071,046
           239,633  Wells Fargo & Co.                                  8,756,189
                                                                 ---------------
                                                                      60,972,012
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
            25,480  Adecco SA ORD                                      1,661,120
            48,930  Aggreko plc ORD                                      528,377
             7,900  Avery Dennison Corp.                                 472,341
           135,924  Capita Group plc ORD                               2,057,102
             7,833  Deluxe Corp.                                         297,811
            26,200  Pitney Bowes, Inc.                                 1,170,354
            32,000  R.R. Donnelley & Sons Company                      1,146,240
            24,654  Republic Services, Inc.                              766,493
             9,284  TeleTech Holdings, Inc.(1)                           271,557
            96,300  Waste Management, Inc.                             3,627,620
                                                                 ---------------
                                                                      11,999,015
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.9%
            65,000  ADC Telecommunications, Inc.(1)                    1,189,500
            15,400  Blue Coat Systems, Inc.(1)                         1,284,514
            33,200  Ciena Corp.(1)                                     1,257,616
           477,336  Cisco Systems Inc.(1)                             15,236,565
            38,301  CommScope, Inc.(1)(2)                              2,167,837
            69,200  Foundry Networks, Inc.(1)                          1,279,508
            34,443  InterDigital, Inc.(1)(2)                             795,978
           158,300  Juniper Networks, Inc.(1)                          5,211,236
            46,300  Motorola, Inc.                                       784,785
            75,170  Nokia Oyj ORD                                      2,475,652
            38,200  QUALCOMM Inc.                                      1,523,798
            37,680  Research In Motion Ltd.(1)                         3,218,249
            21,378  Riverbed Technology, Inc.(1)                         949,183
           406,370  Telefonaktiebolaget LM Ericsson
                    Cl B ORD                                           1,508,260
            92,000  Vtech Holdings Ltd. ORD                              696,071
                                                                 ---------------
                                                                      39,578,752
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
            72,012  Apple Inc.(1)                                      9,972,222
            83,400  Dell Inc.(1)                                       2,356,050
            19,848  Emulex Corp.(1)                                      387,830
           292,612  Hewlett-Packard Co.                               14,440,402
            14,846  NCR Corp.(1)                                         738,885
           747,229  Wistron Corp. ORD                                  1,358,598
                                                                 ---------------
                                                                      29,253,987
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.9%
            76,504  Chicago Bridge & Iron Company
                    New York Shares                                    2,857,424
            33,314  EMCOR Group Inc.(1)                                1,044,394
            12,149  Fluor Corp.                                        1,544,745
            42,001  Foster Wheeler Ltd.(1)                             4,974,599
            16,610  Hochtief AG ORD                                    1,666,452
            24,820  Koninklijke BAM Groep N.V. ORD                       672,336
           684,000  Midas Holdings Ltd. ORD                              636,488
            15,894  Perini Corp.(1)                                      899,600
           157,460  Quanta Services, Inc.(1)(2)                        4,451,395
                                                                 ---------------
                                                                      18,747,433
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
           564,202  Asia Cement Corp. ORD                                791,593
           578,000  China National Building
                    Material Co. Ltd. Cl H ORD                         1,608,428
            23,510  Holcim Ltd. ORD                                    2,541,832
           157,199  Pretoria Portland Cement Co.
                    Ltd. ORD                                             996,952
                                                                 ---------------
                                                                       5,938,805
                                                                 ---------------
CONSUMER FINANCE - 0.3%
            60,851  American Express Co.                               3,567,086
            65,989  Discover Financial Services(1)                     1,526,985

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,070  ORIX Corp. ORD                                     1,086,053
                                                                 ---------------
                                                                       6,180,124
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
            55,800  Bemis Co., Inc.                                    1,666,746
            11,200  Greif, Inc. Cl A                                     652,064
           101,300  Owens-Illinois Inc.(1)                             4,074,286
            35,603  Rock-Tenn Co. Cl A                                 1,032,131
            29,285  Sonoco Products Co.                                1,054,846
                                                                 ---------------
                                                                       8,480,073
                                                                 ---------------
DISTRIBUTORS(3)
             8,600  Genuine Parts Company                                427,248
                                                                 ---------------
DIVERSIFIED - 0.1%
             6,500  iShares Russell 1000 Growth
                    Index Fund                                           385,125
             4,400  Standard and Poor's 500
                    Depositary Receipt                                   649,000
                                                                 ---------------
                                                                       1,034,125
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
            20,000  Apollo Group, Inc. Cl A(1)                         1,173,400
            50,400  H&R Block, Inc.                                      999,936
            10,731  ITT Educational Services Inc.(1)                   1,178,264
             3,565  MegaStudy Co., Ltd. ORD                              808,674
            55,482  Sotheby's                                          2,401,261
             7,300  Strayer Education, Inc.                            1,164,934
                                                                 ---------------
                                                                       7,726,469
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
           345,652  Bank of America Corp.                             17,517,643
           429,987  Citigroup Inc.                                    20,157,790
            23,580  Deutsche Boerse AG ORD                             2,602,539
           295,706  JPMorgan Chase & Co.                              13,164,831
            61,476  McGraw-Hill Companies, Inc.
                    (The)                                              3,102,079
                                                                 ---------------
                                                                      56,544,882
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
           358,547  AT&T Inc.                                         14,295,270
           183,239  Axtel, SAB de CV ORD(1)                            1,248,777
           129,480  BT Group plc ORD                                     824,432
             1,831  CenturyTel Inc.                                       87,851
            41,200  Cogent Communications
                    Group, Inc.(1)(2)                                  1,028,764
            51,170  LG Dacom Corp. ORD                                 1,335,107
           370,000  PT Telekomunikasi Indonesia
                    Tbk ORD                                              427,529
            71,712  Telkom SA Ltd. ORD                                 1,770,940

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           139,258  Verizon Communications Inc.                        5,832,125
                                                                 ---------------
                                                                      26,850,795
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
            16,200  Allegheny Energy, Inc.(1)                            836,082
            42,441  CEZ AS ORD                                         2,250,121
            47,200  Duke Energy Corp.                                    865,648
             5,336  Edison International                                 281,261
             8,869  El Paso Electric Co.(1)                              197,956
            36,493  Entergy Corp.                                      3,781,405
            38,000  Exelon Corporation                                 2,685,460
            26,800  IDACORP, Inc.                                        870,196
            51,300  PPL Corporation                                    2,475,738
           175,212  Reliant Energy, Inc.(1)                            4,469,657
         1,166,474  Unified Energy System ORD(1)                       1,463,925
                                                                 ---------------
                                                                      20,177,449
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
            32,000  ABB India Ltd. ORD                                   885,197
           117,620  ABB Ltd. ORD                                       2,891,936
            36,792  Acuity Brands Inc.                                 1,933,052
            11,060  ALSTOM ORD                                         1,999,384
            32,501  Bharat Heavy Electricals Ltd. ORD                  1,510,809
            64,000  Cooper Industries, Ltd. Cl A                       3,274,880
           101,500  Emerson Electric Co.                               4,996,844
            16,000  First Solar Inc.(1)                                1,659,840
            23,300  General Cable Corp.(1)                             1,355,594
            58,628  GrafTech International Ltd.(1)                       984,364
             9,992  Hubbell Inc. Cl B                                    541,367
            79,000  Mitsubishi Electric Corp. ORD                        928,328
            21,810  Q-Cells AG ORD(1)(2)                               1,931,690
            28,945  Roper Industries Inc.                              1,831,929
            12,090  Schneider Electric SA ORD                          1,606,199
            14,933  SunPower Corp. Cl A(1)(2)                          1,020,372
            31,500  Vestas Wind Systems AS ORD(1)                      2,131,726
                                                                 ---------------
                                                                      31,483,511
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
            30,618  Avnet Inc.(1)                                      1,203,594
           559,920  Hon Hai Precision Industry Co.,
                    Ltd. ORD                                           4,156,982
            23,400  Ibiden Co. Ltd. ORD                                1,990,071
            11,400  Itron Inc.(1)(2)                                     967,860
            56,400  Molex Inc.                                         1,474,860
            46,927  Tyco Electronics Ltd.(1)                           1,636,344
                                                                 ---------------
                                                                      11,429,711
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.3%
            37,200  Acergy SA(2)                                         983,122
            57,240  Aker Kvaerner ASA ORD(2)                           1,439,067
            32,600  Cameron International Corp.(1)                     2,665,702
            12,378  Core Laboratories N.V.(1)                          1,387,574

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           103,270  Dresser-Rand Group Inc.(1)                         3,807,565
           138,900  Grey Wolf Inc.(1)                                    922,296
             9,575  Halliburton Co.                                      331,199
            52,918  National Oilwell Varco, Inc.(1)                    6,773,504
            30,644  OAO TMK GDR(1)                                     1,179,794
            93,314  Saipem SpA ORD                                     3,495,344
            29,800  Schlumberger Ltd.                                  2,875,700
                                                                 ---------------
                                                                      25,860,867
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
         3,705,000  Alliance Global Group Inc. ORD(1)                    446,434
           240,093  Cencosud SA ORD                                      971,832
           227,292  Kroger Co. (The)                                   6,041,421
             1,450  Shinsegae Co. Ltd. ORD                               957,401
            38,279  Shoppers Drug Mart
                    Corporation ORD                                    1,932,546
           287,534  Tesco plc ORD                                      2,464,263
           143,506  Wal-Mart Stores, Inc.                              6,261,167
           676,000  Wumart Stores Inc. Cl H ORD                          477,133
            29,055  X5 Retail Group N.V. GDR(1)                          933,828
                                                                 ---------------
                                                                      20,486,025
                                                                 ---------------
FOOD PRODUCTS - 1.5%
           142,246  Campbell Soup Co.                                  5,369,787
           982,000  China Yurun Food Group Ltd. ORD                    1,178,695
           121,200  ConAgra Foods, Inc.                                3,116,052
            50,930  General Mills, Inc.                                2,845,968
            28,000  Groupe Danone ORD(2)                               2,133,123
            46,800  H.J. Heinz Co.                                     2,110,212
            13,800  Hershey Co. (The)                                    641,700
            99,669  JBS SA ORD(1)                                        468,373
            28,563  JBS SA Receipts ORD(1)                               133,352
           124,300  Kraft Foods Inc. Cl A                              3,985,058
             7,590  Nestle SA ORD                                      3,301,912
            98,100  Unilever N.V. New York Shares                      2,996,955
            45,100  Wm. Wrigley Jr. Co.                                2,627,075
                                                                 ---------------
                                                                      30,908,262
                                                                 ---------------
GAS UTILITIES(3)
            19,300  WGL Holdings Inc.                                    634,777
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
            13,800  Alcon, Inc.                                        1,866,588
           150,236  Baxter International Inc.                          8,226,924
            11,312  Beckman Coulter, Inc.                                813,898
            94,953  Becton, Dickinson & Co.                            7,305,684
            21,900  Covidien Ltd.(1)                                     872,277
            38,700  DENTSPLY International Inc.                        1,524,006
             4,600  Idexx Laboratories, Inc.(1)                          514,050
            25,300  Immucor, Inc.(1)                                     843,755
             8,200  Intuitive Surgical Inc.(1)                         1,814,496
             3,605  Kinetic Concepts Inc.(1)                             216,697

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            63,900  Medtronic, Inc.                                    3,376,476
            21,700  Mentor Corp.(2)                                      967,603
            21,133  Mettler-Toledo
                    International, Inc.(1)                             1,993,053
            43,200  Symmetry Medical Inc.(1)(2)                          692,496
            15,400  Terumo Corp. ORD                                     723,329
            20,769  TomoTherapy Inc.(1)                                  495,756
                                                                 ---------------
                                                                      32,247,088
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%
            14,101  Apria Healthcare Group Inc.(1)                       375,510
           103,044  Express Scripts, Inc.(1)                           5,641,659
            36,930  Fresenius Medical Care AG & Co.
                    KGaA ORD                                           1,814,569
            13,984  Healthspring Inc.(1)                                 261,361
            84,570  Humana Inc.(1)                                     5,420,091
            17,400  Laboratory Corp. of
                    America Holdings(1)                                1,351,284
            38,736  McKesson Corp.                                     2,216,087
            45,700  Medco Health Solutions Inc.(1)                     3,905,065
            39,100  Patterson Companies, Inc.(1)                       1,438,098
            11,700  Quest Diagnostics Inc.                               640,575
               399  UnitedHealth Group Inc.                               19,954
            12,300  Universal Health Services, Inc.
                    Cl B                                                 649,440
            13,400  VCA Antech Inc.(1)                                   547,926
            51,662  WellCare Health Plans Inc.(1)                      5,099,039
                                                                 ---------------
                                                                      29,380,658
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
             8,800  Accor SA ORD                                         755,545
            59,200  Bally Technologies, Inc.(1)(2)                     1,963,664
            35,083  Choice Hotels International Inc.                   1,314,911
           236,400  Genting Bhd ORD                                      495,606
            18,702  International Speedway Corp.                         880,490
            29,500  Las Vegas Sands Corp.(1)(2)                        2,941,150
            87,076  McDonald's Corporation                             4,288,492
            13,749  Modetour Network Inc. ORD                            827,283
           522,800  Resorts World Bhd ORD                                567,818
            36,600  Speedway Motorsports Inc.                          1,408,734
            14,675  Sun International Ltd. ORD                           319,827
            29,412  WMS Industries Inc.(1)                               865,889
                                                                 ---------------
                                                                      16,629,409
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
             5,155  Blyth, Inc.                                          115,266
           149,460  Corporacion GEO, SAB de CV
                    Series B ORD(1)                                      777,475
            63,327  LPS Brasil - Consultoria de
                    Imoveis SA ORD(1)                                    803,691
            26,700  Makita Corp. ORD                                   1,032,775
           280,412  Merry Electronics Co. Ltd. ORD                       951,701
            11,800  Mohawk Industries Inc.(1)                          1,030,258
            49,500  Newell Rubbermaid Inc.                             1,276,605
             5,592  NVR, Inc.(1)(2)                                    3,128,723
            78,000  Sharp Corp. ORD                                    1,357,020
            14,055  Snap-on Incorporated                                 688,414
            28,400  Tempur-Pedic International Inc.(2)                   820,760

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           159,317  Urbi Desarrollos Urbanos,
                    SAB de CV ORD(1)                                     597,595
                                                                 ---------------
                                                                      12,580,283
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
            12,500  Clorox Company                                       747,500
             6,550  Colgate-Palmolive Co.                                434,396
            30,130  Energizer Holdings Inc.(1)                         3,191,671
            28,500  Kimberly-Clark Corp.                               1,957,665
            65,484  Procter & Gamble Co. (The)                         4,276,760
            45,766  Reckitt Benckiser plc ORD                          2,490,892
                                                                 ---------------
                                                                      13,098,884
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
           122,553  AES Corp. (The)(1)                                 2,219,435
           212,050  International Power plc ORD                        1,729,680
            63,336  TXU Corp.                                          4,268,846
                                                                 ---------------
                                                                       8,217,961
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.2%
            30,978  Barloworld Ltd. ORD                                  531,858
           414,887  General Electric Co.                              16,126,657
           294,000  Keppel Corp. Ltd. ORD                              2,466,055
            13,944  McDermott International, Inc.(1)                   1,338,485
            79,075  Murray & Roberts
                    Holdings Ltd. ORD                                    834,527
            14,940  Siemens AG ORD                                     1,876,734
            21,250  Tyco International Ltd.                              938,400
                                                                 ---------------
                                                                      24,112,716
                                                                 ---------------
INSURANCE - 2.4%
            16,044  Ace, Ltd.                                            926,701
            10,690  Allianz SE ORD                                     2,291,554
            47,900  Allstate Corp.                                     2,622,525
            51,500  Ambac Financial Group, Inc.                        3,235,230
            57,072  American Financial Group, Inc.                     1,609,430
            98,600  American International Group, Inc.                 6,507,600
            49,536  Arch Capital Group Ltd.(1)                         3,558,171
            85,443  Aspen Insurance Holdings Ltd.                      2,143,765
            55,163  AXA SA ORD                                         2,210,606
            89,268  Axis Capital Holdings Ltd.                         3,222,575
            47,724  Berkley (W.R.) Corp.                               1,426,470
            28,800  Chubb Corp.                                        1,472,544
            86,522  Endurance Specialty Holdings Ltd.                  3,449,632
            52,500  Genworth Financial Inc. Cl A                       1,521,450
            24,300  Hartford Financial Services
                    Group Inc. (The)                                   2,160,513
            34,700  LIG Non-Life Insurance Co.,
                    Ltd. ORD                                             957,114
            28,500  Loews Corp.                                        1,339,785
            92,100  Marsh & McLennan
                    Companies, Inc.                                    2,454,465
           101,763  QBE Insurance Group Ltd. ORD(2)                    2,898,329
         1,326,181  Shin Kong Financial Holding Co.
                    Ltd. ORD                                           1,290,012

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            19,300  Torchmark Corp.                                    1,188,108
                                                                 ---------------
                                                                      48,486,579
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
            41,046  Amazon.com, Inc.(1)                                3,279,986
            26,465  Priceline.com Inc.(1)(2)                           2,196,066
                                                                 ---------------
                                                                       5,476,052
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           105,400  eBay Inc.(1)                                       3,594,140
            23,100  Equinix Inc.(1)(2)                                 2,044,581
             7,000  Google Inc. Cl A(1)                                3,606,750
             2,826  NHN Corp. ORD(1)                                     544,735
            17,506  United Online, Inc.                                  251,561
                                                                 ---------------
                                                                      10,041,767
                                                                 ---------------
IT SERVICES - 1.3%
           129,432  Accenture Ltd. Cl A                                5,333,893
           474,387  Dimension Data Holdings plc                          548,520
            26,296  Electronic Data Systems Corp.                        601,915
            15,800  Fiserv, Inc.(1)                                      735,016
           113,679  International Business
                    Machines Corp.                                    13,265,202
             8,600  MasterCard Inc. Cl A(2)                            1,178,114
           137,250  Redecard SA ORD(1)                                 2,098,624
            69,858  Rolta India Ltd. ORD                                 807,733
            30,570  Tata Consultancy
                    Services Ltd. ORD                                    801,109
            25,063  Total System Services Inc.(2)                        695,248
                                                                 ---------------
                                                                      26,065,374
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
            40,684  Eastman Kodak Co.(2)                               1,085,042
            62,416  Hasbro, Inc.                                       1,760,755
           106,670  Mattel, Inc.                                       2,307,273
                                                                 ---------------
                                                                       5,153,070
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
             9,700  Illumina, Inc.(1)                                    468,413
            30,500  PerkinElmer, Inc.                                    836,005
           177,000  Thermo Fisher Scientific Inc.(1)                   9,598,710
                                                                 ---------------
                                                                      10,903,128
                                                                 ---------------
MACHINERY - 1.5%
            90,598  AGCO Corp.(1)                                      3,913,833
            16,400  Caterpillar Inc.                                   1,242,628
             7,700  Deere & Co.                                        1,047,662
            27,900  Dover Corp.                                        1,378,260
            35,700  Eaton Corp.                                        3,363,654
            13,300  Fanuc Ltd. ORD                                     1,294,172

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            17,800  Flowserve Corp.                                    1,271,098
            81,479  GEA Group AG ORD(1)                                2,631,252
           872,000  Haitian International Holdings
                    Ltd. ORD(1)                                          655,282
             3,018  Hyundai Heavy Industries Co.,
                    Ltd. ORD                                           1,189,201
             2,800  Hyundai Mipo Dockyard Co.,
                    Ltd. ORD                                             828,967
            33,200  Ingersoll-Rand Company Ltd. Cl A                   1,724,076
            35,700  Lupatech SA ORD                                      757,852
            11,600  Manitowoc Co., Inc. (The)                            922,084
            36,610  Metso Oyj ORD                                      2,345,583
            12,900  Parker-Hannifin Corp.                              1,386,363
            15,900  Samsung Heavy Industries Co.,
                    Ltd. ORD                                             800,927
           151,000  Sumitomo Heavy Industries
                    Ltd. ORD                                           1,690,960
            10,500  Terex Corp.(1)                                       838,740
            13,471  Valmont Industries, Inc.(2)                        1,201,344
           682,000  Yangzijiang Shipbuilding Holdings
                    Ltd. ORD(1)                                          831,271
                                                                 ---------------
                                                                      31,315,209
                                                                 ---------------
MARINE - 0.2%
           170,000  Nippon Yusen Kabushiki
                    Kaisha ORD(2)                                      1,680,625
           593,000  U-Ming Marine
                    Transport Corp. ORD(1)                             1,764,624
                                                                 ---------------
                                                                       3,445,249
                                                                 ---------------
MEDIA - 1.6%
            18,953  Agora SA ORD                                         348,635
            75,500  British Sky Broadcasting Group
                    plc ORD                                            1,028,446
            22,452  CTC Media Inc.(1)                                    516,396
            97,887  DIRECTV Group, Inc. (The)(1)                       2,283,704
           104,020  EchoStar Communications Corp.
                    Cl A(1)                                            4,402,126
            21,690  Focus Media
                    Holding Ltd. ADR(1)(2)                               873,456
            43,500  Gannett Co., Inc.                                  2,044,500
            91,871  Liberty Global, Inc. Series A(1)(2)                3,764,874
            85,600  Net Servicos de Comunicacao
                    SA ORD(1)                                          1,276,147
             8,253  Omnicom Group Inc.                                   420,325
            59,828  Regal Entertainment Group Cl A                     1,348,523
            29,066  Sinclair Broadcast Group, Inc. Cl A                  362,162
           158,000  Time Warner Inc.                                   2,998,840
           107,928  Viacom Inc. Cl B(1)                                4,258,839
           190,025  Walt Disney Co. (The)                              6,384,840
                                                                 ---------------
                                                                      32,311,813
                                                                 ---------------
METALS & MINING - 1.0%
            15,400  Allegheny Technologies Inc.                        1,530,606
            16,657  Anglo American plc                                   959,429
            27,778  Anglo American plc ORD                             1,593,087
           101,969  BHP Billiton Ltd. ORD(2)                           3,201,698
           719,944  China Steel Corp. ORD                                977,379
            36,799  Cia Vale do Rio Doce ADR                           1,815,295
             2,086  Freeport-McMoRan Copper &
                    Gold, Inc.                                           182,358
            10,100  Haynes International Inc.(1)                         843,653
            15,117  Impala Platinum Holdings
                    Limited ORD                                          449,379
            55,752  JSW Steel Ltd. ORD                                   880,865
            41,619  Kumba Iron Ore Ltd. ORD                            1,213,280
            18,100  Newmont Mining Corporation                           764,906

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            19,000  Nucor Corp.                                        1,005,100
             2,821  POSCO ORD                                          1,724,445
            12,550  Rio Tinto Ltd. ORD(2)                                959,187
           307,000  Sumitomo Metal
                    Industries Ltd. ORD                                1,555,940
                                                                 ---------------
                                                                      19,656,607
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            21,406  Ameren Corp.                                       1,086,997
            11,300  Consolidated Edison, Inc.                            519,122
            25,400  NiSource Inc.                                        478,536
            75,700  Puget Energy, Inc.                                 1,766,081
            15,940  Suez SA ORD                                          906,586
            30,000  Wisconsin Energy Corp.                             1,329,300
            52,600  XCEL Energy Inc.                                   1,084,086
                                                                 ---------------
                                                                       7,170,708
                                                                 ---------------
MULTILINE RETAIL - 0.5%
            13,280  Arcandor AG ORD(1)                                   361,907
            78,709  Big Lots, Inc.(1)                                  2,343,167
            33,741  Dollar Tree Stores Inc.(1)                         1,466,046
             5,559  Hyundai Department Store Co.
                    Ltd. ORD                                             627,534
             3,700  Kohl's Corp.(1)                                      219,410
           177,289  La Polar SA ORD                                    1,098,430
            81,776  Lojas Renner SA ORD                                1,418,368
            89,500  Parkson Retail Group Ltd. ORD(2)                     715,605
             9,480  PPR SA ORD                                         1,639,224
                                                                 ---------------
                                                                       9,889,691
                                                                 ---------------
OFFICE ELECTRONICS - 0.3%
            45,500  Canon, Inc. ORD                                    2,600,673
           194,627  Xerox Corp.(1)                                     3,333,961
                                                                 ---------------
                                                                       5,934,634
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.0%
            38,200  Apache Corp.                                       2,955,916
           190,120  BG Group plc ORD                                   3,044,089
            62,311  BP plc ADR                                         4,197,269
           163,261  Chevron Corp.                                     14,327,785
           888,000  China Petroleum & Chemical Corp.
                    Cl H ORD                                             967,934
           150,152  ConocoPhillips                                    12,295,947
            37,200  Devon Energy Corporation                           2,801,532
            72,752  EnCana Corp.                                       4,255,992
            54,620  ENI SpA ORD(2)                                     1,888,912
            13,100  Equitable Resources Inc.                             644,389
           361,886  Exxon Mobil Corp.                                 31,024,486
               880  Frontier Oil Corp.                                    36,106
            19,105  GS Holdings Corp. ORD                                986,786
             4,304  Holly Corp.                                          286,862
            35,138  KazMunaiGas Exploration
                    Production GDR                                       753,710
            13,663  LUKOIL ORD                                         1,020,626
             2,957  MOL Hungarian Oil and Gas
                    Nyrt ORD                                             424,022
             7,300  Murphy Oil Corp.                                     444,862

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            39,225  Oil & Gas Development Co.
                    Ltd. GDR                                             706,050
            37,184  Petroleo Brasileiro SA ADR(2)                      2,299,459
         2,000,000  PT Bumi Resources Tbk ORD                            543,131
            45,779  Reliance Industries Ltd. ORD                       2,207,282
            76,700  Royal Dutch Shell plc ADR                          5,932,745
            63,670  Statoil ASA ORD                                    1,835,642
            41,600  Total SA ORD                                       3,131,800
            18,864  Valero Energy Corp.                                1,292,373
            50,900  XTO Energy Inc.                                    2,766,924
                                                                 ---------------
                                                                     103,072,631
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
         1,909,604  Masisa SA ORD                                        493,671
           539,001  Nine Dragons Paper Holdings
                    Ltd. ORD                                           1,610,495
         2,116,000  Samling Global Ltd. ORD(1)                           732,645
            37,587  Sappi Ltd. ORD                                       591,330
            42,800  Weyerhaeuser Co.                                   2,917,677
                                                                 ---------------
                                                                       6,345,818
                                                                 ---------------
PERSONAL PRODUCTS(3)
               709  Amorepacific Corp. ORD                               502,114
             4,700  Estee Lauder Companies, Inc.
                    (The) Cl A                                           195,473
                                                                 ---------------
                                                                         697,587
                                                                 ---------------
PHARMACEUTICALS - 2.5%
            59,000  Abbott Laboratories                                3,062,690
            35,300  Allergan, Inc.                                     2,118,353
            52,394  Aspen Pharmacare
                    Holdings Ltd. ORD                                    260,097
            66,413  Biovail Corp.                                      1,163,556
            10,900  Bristol-Myers Squibb Co.                             317,735
            35,197  Eli Lilly and Company                              2,018,548
            59,648  GlaxoSmithKline plc ORD                            1,557,667
           159,140  Johnson & Johnson                                  9,833,261
            37,778  Merck & Co., Inc.                                  1,895,322
            26,290  Novartis AG ORD                                    1,387,464
            28,860  Novo Nordisk AS Cl B ORD                           3,209,365
            24,272  OJSC Pharmstandard GDR(1)                            406,556
           393,958  Pfizer Inc.                                        9,785,917
            23,431  Roche Holding AG ORD                               4,073,438
            91,400  Schering-Plough Corp.                              2,743,828
           149,600  Shire plc ORD                                      3,900,669
             4,356  Watson Pharmaceuticals, Inc.(1)                      129,896
            50,200  Wyeth                                              2,324,260
                                                                 ---------------
                                                                      50,188,622
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.4%
            27,200  AEON Mall Co., Ltd. ORD                              819,617
           922,000  Agile Property Holdings Ltd. ORD                   1,678,933
             3,861  CB Richard Ellis Group, Inc.
                    Cl A(1)                                              113,977
            50,595  DLF Ltd. ORD(1)                                      744,795
        19,407,000  Filinvest Land Inc. ORD(1)                           659,775
             2,518  Jones Lang LaSalle Inc.                              281,210

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         1,041,200  Robinsons Land Corp. ORD                             403,262
            57,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                           1,865,221
            45,000  Tokyo Tatemono Co. Ltd. ORD(2)                       594,845
           610,000  Yanlord Land Group Ltd. ORD(2)                     1,263,172
                                                                 ---------------
                                                                       8,424,807
                                                                 ---------------
ROAD & RAIL - 0.2%
            83,619  ALL - America Latina Logistica
                    SA ORD                                               975,129
             8,057  Burlington Northern
                    Santa Fe Corp.                                       653,826
            10,251  CSX Corporation                                      420,291
                80  East Japan Railway
                    Company ORD                                          637,541
            20,600  Heartland Express, Inc.                              320,742
             9,158  Norfolk Southern Corp.                               468,981
             6,534  Union Pacific Corp.                                  728,998
                                                                 ---------------
                                                                       4,205,508
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.7%
           112,062  Applied Materials, Inc.                            2,393,644
             3,827  ASM International N.V.                               104,324
            17,440  ASML Holding N.V. ORD(1)                             516,386
            82,600  Broadcom Corp. Cl A(1)                             2,849,700
            75,900  Intel Corp.                                        1,954,425
           104,560  Intersil Corp. Cl A                                3,483,939
            92,750  MediaTek Inc. ORD                                  1,573,939
            34,300  MEMC Electronic Materials Inc.(1)                  2,106,706
            33,600  Microsemi Corp.(1)                                   852,096
            32,500  National Semiconductor Corp.                         855,400
           122,122  NVIDIA Corp.(1)                                    6,247,763
            68,700  OmniVision
                    Technologies, Inc.(1)(2)                           1,433,769
           198,500  ON Semiconductor Corp.(1)(2)                       2,326,420
           227,325  Realtek Semiconductor Corp. ORD                    1,112,515
            67,850  Richtek Technology Corp. ORD                         744,294
             3,548  Samsung Electronics ORD                            2,233,086
           238,488  Teradyne, Inc.(1)                                  3,551,086
                                                                 ---------------
                                                                      34,339,492
                                                                 ---------------
SOFTWARE - 1.2%
            28,213  BMC Software Inc.(1)                                 863,882
            22,600  Electronic Arts Inc.(1)                            1,196,444
           200,594  Microsoft Corporation                              5,763,066
            21,200  Nintendo Co., Ltd. ORD                             9,829,390
           201,574  Oracle Corp.(1)                                    4,087,921
            31,070  SAP AG ORD                                         1,673,541
            23,987  Totvs SA ORD                                         733,547
            19,283  VMware, Inc. Cl A(1)(2)                            1,328,406
                                                                 ---------------
                                                                      25,476,197
                                                                 ---------------
SPECIALTY RETAIL - 2.2%
            23,643  American Eagle Outfitters, Inc.                      610,699
            32,685  AutoZone, Inc.(1)                                  3,964,364
            26,900  Best Buy Co., Inc.                                 1,182,255

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            96,070  Carphone Warehouse Group
                    plc ORD                                              660,619
            33,954  Dufry South America Ltd. BDR(1)                      835,871
           153,100  Esprit Holdings Ltd. ORD                           2,228,358
           175,736  GameStop Corp. Cl A(1)                             8,811,404
            60,700  Gap, Inc. (The)                                    1,138,732
            73,700  Guess?, Inc.                                       3,906,100
            18,963  Gymboree Corp.(1)                                    760,227
           182,400  Home Depot, Inc. (The)                             6,987,744
            46,760  Inditex SA ORD                                     2,742,938
            29,000  Lowe's Companies, Inc.                               900,740
            11,140  Men's Wearhouse, Inc. (The)                          564,575
            23,250  Nitori Co. Ltd. ORD                                1,210,477
           105,698  RadioShack Corp.(2)                                2,512,441
            51,100  Staples, Inc.                                      1,213,625
            17,400  Tiffany & Co.                                        893,142
           121,110  TJX Companies, Inc. (The)                          3,692,644
                                                                 ---------------
                                                                      44,816,955
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
            25,450  adidas AG ORD                                      1,496,363
            29,500  Bulgari SpA ORD                                      414,026
           217,143  Burberry Group plc ORD                             2,673,255
            33,670  Compagnie Financiere Richemont
                    SA Cl A ORD                                        2,084,951
            22,600  Crocs, Inc.(1)(2)                                  1,334,304
            40,840  Luxottica Group SpA ORD(2)                         1,394,554
             7,497  Phillips-Van Heusen Corp.                            436,550
            13,900  VF Corp.                                           1,109,915
                                                                 ---------------
                                                                      10,943,918
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
           126,600  Freddie Mac                                        7,799,827
            35,390  Housing Development
                    Finance Corp. Ltd. ORD                             1,720,734
           129,600  MGIC Investment Corp.(2)                           3,908,736
            88,177  Washington Mutual, Inc.                            3,237,859
                                                                 ---------------
                                                                      16,667,156
                                                                 ---------------
TOBACCO - 0.2%
            34,900  Altria Group Inc.                                  2,422,409
               140  Japan Tobacco Inc. ORD                               777,241
                                                                 ---------------
                                                                       3,199,650
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           225,000  Marubeni Corp. ORD                                 1,835,823
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE(3)
            14,805  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                        747,208
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.0%
            76,574  America Movil, SAB de CV ADR                       4,629,664
            83,300  American Tower Corp. Cl A(1)                       3,300,346
            62,990  Bharti Airtel Ltd. ORD(1)                          1,367,211
            19,580  China Mobile Ltd. ADR                              1,327,328
            11,259  Clearwire Corp. Cl A(1)(2)                           240,943
            22,100  Crown Castle
                    International Corp.(1)                               812,396
            57,432  Leap Wireless
                    International, Inc.(1)                             4,163,820
            15,200  Millicom International
                    Cellular SA(1)                                     1,281,816
            17,465  Mobile TeleSystems ADR(1)                          1,155,484
           117,596  NII Holdings, Inc. Cl B(1)                         9,311,252
           167,419  Reliance Communication
                    Ventures Ltd. ORD                                  2,236,922
            39,390  Rogers Communications Inc.
                    Cl B ORD                                           1,791,490
           149,813  SBA Communications Corp.
                    Cl A(1)                                            4,879,409
            94,100  Sprint Nextel Corp.                                1,780,372
             4,202  United States Cellular Corp.(1)                      408,645
           732,100  Vodafone Group plc ORD                             2,359,153
                                                                 ---------------
                                                                      41,046,251
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,276,594,219
(Cost $1,018,407,602)                                            ---------------

PREFERRED STOCKS - 0.1%
FOOD & STAPLES RETAILING(3)
            12,649  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(2)                           406,412
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
            25,960  Henkel KGaA ORD(2)                                 1,337,457
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 1,743,869
(Cost $1,812,836)                                                ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 8.6%
    $        6,635  FHLMC, 6.50%, 12/1/12                                  6,791
            52,296  FHLMC, 7.00%, 6/1/14                                  54,040
           206,428  FHLMC, 6.50%, 6/1/16                                 210,947
           245,999  FHLMC, 6.50%, 6/1/16                                 251,384
         3,338,067  FHLMC, 4.50%, 1/1/19(5)                            3,211,891
            81,669  FHLMC, 5.00%, 10/1/19                                 79,888
           506,483  FHLMC, 5.00%, 11/1/19                                495,441
             9,363  FHLMC, 5.50%, 11/1/19                                  9,322
            12,057  FHLMC, 5.50%, 11/1/19                                 12,003
            13,305  FHLMC, 5.50%, 11/1/19                                 13,246
            13,364  FHLMC, 5.50%, 11/1/19                                 13,305
            19,006  FHLMC, 5.50%, 11/1/19                                 18,922
            11,852  FHLMC, 5.50%, 12/1/19                                 11,800
             8,595  FHLMC, 5.00%, 2/1/20                                   8,398
            19,687  FHLMC, 5.00%, 2/1/20                                  19,234
            20,250  FHLMC, 5.50%, 3/1/20                                  20,145
            24,841  FHLMC, 5.50%, 3/1/20                                  24,712
            49,530  FHLMC, 5.50%, 3/1/20                                  49,273
            10,969  FHLMC, 5.00%, 5/1/20                                  10,717

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            29,161  FHLMC, 5.00%, 5/1/20                                  28,489
            60,392  FHLMC, 5.00%, 5/1/20                                  59,002
           346,601  FHLMC, 4.50%, 7/1/20                                 332,845
           105,385  FHLMC, 4.00%, 10/1/20                                 98,798
        13,392,162  FHLMC, 5.00%, 4/1/21(5)                           13,083,861
             2,823  FHLMC, 8.00%, 6/1/26                                   2,974
             3,068  FHLMC, 8.00%, 6/1/26                                   3,231
            13,787  FHLMC, 8.00%, 6/1/26                                  14,522
             1,769  FHLMC, 8.00%, 7/1/26                                   1,863
            10,441  FHLMC, 7.00%, 8/1/29                                  10,804
            39,653  FHLMC, 7.50%, 8/1/29                                  41,507
            66,770  FHLMC, 8.00%, 7/1/30                                  70,423
           101,863  FHLMC, 6.50%, 6/1/31                                 104,178
         1,538,283  FHLMC, 5.50%, 12/1/33(5)                           1,507,075
            56,216  FHLMC, 6.50%, 5/1/34                                  57,265
           177,871  FHLMC, 5.50%, 6/1/35                                 173,905
            98,362  FHLMC, 5.00%, 9/1/35                                  93,694
           147,865  FHLMC, 5.00%, 9/1/35                                 140,847
           117,152  FHLMC, 5.50%, 10/1/35                                114,540
           396,587  FHLMC, 5.50%, 10/1/35                                387,745
           656,871  FHLMC, 5.00%, 11/1/35                                625,696
           788,788  FHLMC, 5.00%, 11/1/35                                751,353
            33,470  FHLMC, 6.50%, 3/1/36                                  33,982
            54,279  FHLMC, 6.50%, 3/1/36                                  55,110
           617,191  FHLMC, 6.50%, 7/1/47                                 618,830
         5,203,000  FNMA, 5.50%,
                    settlement date 9/13/07(6)                         5,081,869
        43,755,552  FNMA, 6.00%,
                    settlement date 9/13/07(6)                        43,707,684
        13,404,690  FNMA, 6.50%,
                    settlement date 9/13/07(6)                        13,607,851
            42,140  FNMA, 6.00%, 5/1/11                                   42,550
            46,247  FNMA, 6.50%, 3/1/12                                   47,343
             1,763  FNMA, 6.50%, 4/1/12                                    1,805
             6,055  FNMA, 6.50%, 4/1/12                                    6,199
            15,474  FNMA, 6.50%, 4/1/12                                   15,841
            39,704  FNMA, 6.50%, 4/1/12                                   40,645
            59,660  FNMA, 6.00%, 12/1/13                                  60,501
           119,693  FNMA, 5.32%, 4/1/14                                  119,415
           174,805  FNMA, 6.00%, 4/1/14                                  177,268
            59,054  FNMA, 7.50%, 6/1/15                                   60,963
           183,392  FNMA, 5.17%, 1/1/16                                  180,228
         4,138,249  FNMA, 4.50%, 5/1/19(5)                             3,978,301
            35,302  FNMA, 4.00%, 6/1/19                                   33,140
           348,872  FNMA, 4.50%, 6/1/19                                  335,388
            37,161  FNMA, 4.50%, 12/1/19                                  35,725
            60,318  FNMA, 5.00%, 3/1/20                                   58,932
            62,806  FNMA, 5.00%, 3/1/20                                   61,442
            50,327  FNMA, 5.00%, 4/1/20                                   49,171
            15,410  FNMA, 5.00%, 5/1/20                                   15,056
            69,854  FNMA, 5.00%, 5/1/20                                   68,249
           275,337  FNMA, 5.00%, 7/1/20                                  269,010
             6,146  FNMA, 7.00%, 5/1/26                                    6,377
             8,886  FNMA, 7.00%, 6/1/26                                    9,220
            22,141  FNMA, 7.50%, 3/1/27                                   23,212
            55,413  FNMA, 6.50%, 4/1/29                                   56,711
            54,134  FNMA, 6.50%, 6/1/29                                   55,402
           105,963  FNMA, 6.50%, 6/1/29                                  108,446
            29,524  FNMA, 7.00%, 7/1/29                                   30,651
            31,288  FNMA, 7.00%, 7/1/29                                   32,476
           134,605  FNMA, 6.50%, 8/1/29                                  137,759

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            68,207  FNMA, 7.00%, 3/1/30                                   70,811
            41,352  FNMA, 8.00%, 7/1/30                                   43,592
            39,886  FNMA, 7.50%, 9/1/30                                   41,717
           283,185  FNMA, 6.50%, 9/1/31                                  289,621
           153,868  FNMA, 7.00%, 9/1/31                                  159,655
           118,290  FNMA, 6.50%, 1/1/32                                  120,985
           883,055  FNMA, 7.00%, 6/1/32                                  915,606
           400,084  FNMA, 6.50%, 10/1/32                                 408,786
         1,297,011  FNMA, 5.50%, 6/1/33(5)                             1,270,592
        12,311,501  FNMA, 5.50%, 7/1/33(5)                            12,060,728
         3,286,916  FNMA, 5.50%, 8/1/33(5)                             3,219,965
        20,459,837  FNMA, 5.00%, 11/1/33(5)                           19,520,138
         5,609,702  FNMA, 5.50%, 1/1/34(5)                             5,495,438
           283,792  FNMA, 5.50%, 9/1/34                                  277,734
           282,825  FNMA, 5.50%, 10/1/34                                 276,788
           528,668  FNMA, 6.00%, 10/1/34                                 529,466
         1,078,880  FNMA, 5.00%, 11/1/34(5)                            1,028,294
            17,312  FNMA, 5.50%, 3/1/35                                   16,927
            19,339  FNMA, 5.50%, 3/1/35                                   18,908
            29,948  FNMA, 5.50%, 3/1/35                                   29,281
            99,879  FNMA, 5.50%, 3/1/35                                   97,657
           118,422  FNMA, 5.50%, 3/1/35                                  115,786
           140,640  FNMA, 5.00%, 4/1/35                                  133,917
            15,982  FNMA, 6.00%, 5/1/35                                   15,984
           112,383  FNMA, 6.00%, 5/1/35                                  112,396
             3,207  FNMA, 6.00%, 6/1/35                                    3,207
            56,873  FNMA, 6.00%, 6/1/35                                   56,880
           215,970  FNMA, 6.00%, 6/1/35                                  215,997
           495,577  FNMA, 5.00%, 7/1/35                                  471,888
            86,705  FNMA, 5.50%, 7/1/35                                   84,776
            33,411  FNMA, 6.00%, 7/1/35                                   33,415
           243,562  FNMA, 6.00%, 7/1/35                                  243,592
           320,349  FNMA, 6.00%, 7/1/35                                  320,388
        10,890,607  FNMA, 5.00%, 8/1/35(5)                            10,370,025
            64,795  FNMA, 5.50%, 8/1/35                                   63,353
            51,244  FNMA, 6.00%, 8/1/35                                   51,250
         7,713,477  FNMA, 4.50%, 9/1/35(5)                             7,139,355
             3,880  FNMA, 5.50%, 9/1/35                                    3,793
            10,421  FNMA, 5.50%, 9/1/35                                   10,189
            74,690  FNMA, 5.50%, 9/1/35                                   73,027
           244,549  FNMA, 5.50%, 9/1/35                                  239,107
           458,726  FNMA, 5.50%, 9/1/35                                  448,517
            71,482  FNMA, 5.00%, 10/1/35                                  68,065
         1,436,399  FNMA, 5.50%, 10/1/35(5)                            1,404,432
           184,334  FNMA, 6.00%, 10/1/35                                 184,357
           618,701  FNMA, 5.50%, 11/1/35                                 604,932
           306,808  FNMA, 6.00%, 11/1/35                                 306,846
            21,179  FNMA, 6.50%, 11/1/35                                  21,535
            43,499  FNMA, 6.50%, 11/1/35                                  44,231
           165,099  FNMA, 6.50%, 12/1/35                                 167,876
            85,911  FNMA, 6.50%, 4/1/36                                   87,228
           558,896  FNMA, 6.00%, 8/1/36                                  558,508
         1,472,744  FNMA, 5.00%, 10/1/36                               1,400,531
         3,171,850  FNMA, 5.00%, 10/1/36                               3,016,325
           311,759  FNMA, 6.00%, 5/1/37                                  311,483
           129,346  FNMA, 6.00%, 7/1/37                                  129,232
           283,284  FNMA, 6.50%, 8/1/37                                  284,877
         2,454,740  FNMA, 6.50%, 8/1/37                                2,468,548

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         5,401,700  FNMA, 6.50%, 8/1/37                                5,432,086
           300,213  FNMA, 6.50%, 6/1/47                                  301,010
           790,605  FNMA, 6.50%, 8/1/47                                  792,706
             4,434  GNMA, 9.00%, 4/20/25                                   4,787
             6,358  GNMA, 7.50%, 10/15/25                                  6,672
             3,414  GNMA, 6.00%, 4/15/26                                   3,445
             4,241  GNMA, 6.00%, 4/15/26                                   4,279
             5,334  GNMA, 7.50%, 6/15/26                                   5,598
            42,806  GNMA, 7.00%, 12/15/27                                 44,699
            55,989  GNMA, 7.50%, 12/15/27                                 58,757
            39,956  GNMA, 6.50%, 1/15/28                                  40,901
            57,359  GNMA, 6.50%, 3/15/28                                  58,716
            65,783  GNMA, 6.00%, 5/15/28                                  66,387
            99,846  GNMA, 6.00%, 5/15/28                                 100,763
             1,707  GNMA, 6.50%, 5/15/28                                   1,748
             1,736  GNMA, 6.50%, 5/15/28                                   1,777
            14,039  GNMA, 6.50%, 5/15/28                                  14,371
           138,657  GNMA, 7.00%, 5/15/31                                 144,588
            76,801  GNMA, 5.50%, 4/15/32                                  75,633
           865,293  GNMA, 5.50%, 11/15/32                                852,137
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           176,618,425
(Cost $178,098,554)                                              ---------------

U.S. TREASURY SECURITIES - 7.7%
         4,670,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(5)                              6,092,529
         2,535,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                              3,376,303
         9,380,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                             11,683,231
        19,910,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                            23,095,620
         1,479,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                               1,760,588
         2,100,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)(5)                               2,072,110
        21,242,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(5)                            21,560,651
        28,000,000  U.S. Treasury Notes,
                    4.50%, 4/30/12(2)(5)                              28,293,132
        27,585,000  U.S. Treasury Notes,
                    4.875%, 6/30/12(2)(5)                             28,322,044
         5,050,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(5)                               5,012,524
        17,000,000  U.S. Treasury Notes,
                    4.50%, 11/15/15(2)(5)                             17,022,593
         4,826,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(5)                              4,855,033
         4,470,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(5)                               4,452,540
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       157,598,898
(Cost $154,473,676)                                              ---------------

CORPORATE BONDS - 5.9%
AEROSPACE & DEFENSE - 0.2%
            30,000  Alliant Techsystems Inc.,
                    6.75%, 4/1/16                                         29,475
            37,000  DRS Technologies, Inc.,
                    6.625%, 2/1/16                                        36,260
           418,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18                                       411,730
           658,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       648,093
            50,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                       51,125
           375,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      364,688
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     243,125
           850,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                        852,855
         1,190,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,175,197

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,022,000  United Technologies Corp.,
                    6.05%, 6/1/36                                      1,028,146
                                                                 ---------------
                                                                       4,840,694
                                                                 ---------------
AUTOMOBILES - 0.1%
           790,000  DaimlerChrysler N.A.
                    Holding Corp., 6.50%, 11/15/13                       817,435
           250,000  Ford Motor Co.,
                    7.45%, 7/16/31(2)                                    188,750
           475,000  General Motors Corp.,
                    8.375%, 7/15/33(2)                                   383,563
                                                                 ---------------
                                                                       1,389,748
                                                                 ---------------
BEVERAGES - 0.1%
           947,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-
                    1/6/04, Cost $949,588)(7)                            934,171
         1,470,000  SABMiller plc, 6.20%,
                    7/1/11 (Acquired 6/27/06,
                    Cost $1,468,956)(5)(7)                             1,516,011
                                                                 ---------------
                                                                       2,450,182
                                                                 ---------------
BIOTECHNOLOGY(3)
         1,028,000  Genentech, Inc., 4.75%, 7/15/15                      981,519
                                                                 ---------------
CAPITAL MARKETS - 0.1%
           744,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        724,649
         1,370,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(5)                                   1,342,223
                                                                 ---------------
                                                                       2,066,872
                                                                 ---------------
CHEMICALS(3)
           250,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14                                      271,250
           375,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $378,750)(7)                                    346,875
           200,000  Lyondell Chemical Co.,
                    8.25%, 9/15/16                                       225,000
                                                                 ---------------
                                                                         843,125
                                                                 ---------------
COMMERCIAL BANKS - 0.2%
         1,010,000  PNC Bank N.A., 4.875%, 9/21/17                       932,050
           738,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     736,504
           839,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       800,507
         1,312,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     1,249,504
         1,161,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                     1,145,815
                                                                 ---------------
                                                                       4,864,380
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           470,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      465,300
           150,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13                                      153,000
            96,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                        96,480
           600,000  Cenveo Corp., 7.875%, 12/1/13                        552,000
           596,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       581,100

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            14,000  Corrections Corp. of America,
                    6.75%, 1/31/14                                        13,790
           350,000  Deluxe Corp., 7.375%,
                    6/1/15 (Acquired 5/9/07,
                    Cost $355,250)(7)                                    346,500
                                                                 ---------------
                                                                       2,208,170
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(3)
           500,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $521,875)(7)                            520,000
                                                                 ---------------
CONSUMER FINANCE(3)
           570,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      567,054
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           450,000  Ball Corp., 6.875%, 12/15/12                         451,125
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      245,000
           477,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(2)                                  469,845
            30,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                 30,450
           300,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%, 3/15/17                    287,625
                                                                 ---------------
                                                                       1,484,045
                                                                 ---------------
DIVERSIFIED(3)
         1,000,000  Dow Jones CDX N.A. High
                    Yield Secured Note, Series
                    8-T1, 7.625%, 6/29/12 (Acquired
                    4/11/07, Cost $983,750)(7)                           942,500
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
         1,865,000  Bank of America Corp.,
                    4.375%, 12/1/10(5)                                 1,821,983
           944,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       911,120
           820,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      795,274
           627,000  Citigroup Inc., 6.125%, 8/25/36                      614,498
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      291,053
           450,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     426,024
           450,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      410,578
           760,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      786,744
           440,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      392,750
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       254,947
         1,161,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(5)                                  1,149,518
         1,198,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(5)                                  1,203,403
                                                                 ---------------
                                                                       9,057,892
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
         1,162,000  AT&T Corp., 7.30%, 11/15/11(5)                     1,245,770
           800,000  AT&T Inc., 6.80%, 5/15/36                            838,010
           130,000  BellSouth Corp., 6.875%, 10/15/31                    134,849
           325,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       313,625
           492,000  Embarq Corp., 7.08%, 6/1/16                          508,210
           150,000  Intelsat Bermuda Ltd.,
                    9.25%, 6/15/16                                       155,250
           312,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 315,120
           475,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/15/15                                480,344
           300,000  Level 3 Financing Inc.,
                    9.25%, 11/1/14                                       290,250

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  MetroPCS Wireless, Inc., 9.25%,
                    11/1/14 (Acquired 6/5/07,
                    Cost $531,250)(7)                                    495,000
           675,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   666,563
           745,000  Qwest Corp., 7.875%, 9/1/11                          783,181
           270,000  Qwest Corp., 7.50%, 10/1/14                          278,100
         1,250,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(5)                                  1,209,975
           520,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       491,248
           660,000  Telefonica Emisones SAu,
                    7.05%, 6/20/36                                       689,315
           684,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       674,117
           486,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        479,907
                                                                 ---------------
                                                                      10,048,834
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
         1,117,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(5)                                   1,085,077
           543,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      529,871
           902,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 890,979
           599,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        589,393
           350,000  Reliant Energy, Inc.,
                    7.625%, 6/15/14                                      344,750
           776,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       728,076
            40,000  TECO Energy, Inc., 6.75%, 5/1/15                      40,666
           420,000  Toledo Edison Co., 6.15%, 5/15/37                    392,180
                                                                 ---------------
                                                                       4,600,992
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           780,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        763,718
           350,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      355,250
         1,009,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       985,170
         1,054,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                     1,014,825
           810,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       833,358
                                                                 ---------------
                                                                       3,952,321
                                                                 ---------------
FOOD PRODUCTS - 0.2%
         1,560,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $1,522,443)(5)(7)                             1,536,749
         1,360,000  General Mills Inc., 5.65%,
                    9/10/12(5)                                         1,370,796
           810,000  Kraft Foods Inc., 6.00%, 2/11/13                     827,293
           350,000  Smithfield Foods Inc.,
                    7.75%, 7/1/17                                        353,500
                                                                 ---------------
                                                                       4,088,338
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
         1,160,000  Baxter Finco BV, 4.75%,
                    10/15/10(5)                                        1,154,620
         1,130,000  Baxter International Inc.,
                    5.90%, 9/1/16(5)                                   1,149,283
                                                                 ---------------
                                                                       2,303,903
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           150,000  Community Health Systems Inc.,
                    8.875%, 7/15/15 (Acquired
                    6/27/07, Cost $149,250)(7)                           150,563
            25,000  Fresenius Medical Care Capital
                    Trust II, 7.875%, 2/1/08                              25,063
            25,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                             25,563

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           125,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06,
                    Cost $129,219)(7)                                    128,750
           755,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           738,828
           250,000  Omnicare Inc., 6.125%, 6/1/13                        229,374
           125,000  Omnicare Inc., 6.875%, 12/15/15                      117,188
           200,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15 (Acquired
                    6/1/07, Cost $210,000)(7)                            201,000
                                                                 ---------------
                                                                       1,616,329
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
           238,569  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       229,026
           400,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      394,000
            46,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       48,300
            75,000  Mandalay Resort Group,
                    6.375%, 12/15/11                                      74,813
           565,000  MGM Mirage, 8.50%, 9/15/10                           589,013
           350,000  MGM Mirage, 6.75%, 9/1/12                            341,250
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      301,500
         1,280,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(5)                                  1,264,893
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      343,344
           275,000  Six Flags Inc., 8.875%, 2/1/10                       242,000
           350,000  Six Flags Inc., 9.75%, 4/15/13(2)                    295,750
           250,000  Station Casinos Inc.,
                    6.875%, 3/1/16                                       210,625
           375,000  Station Casinos Inc.,
                    7.75%, 8/15/16                                       360,938
           300,000  Wimar OpCo LLC/Wimar OpCo
                    Finance Corp., 9.625%,
                    12/15/14 (Acquired 12/14/06,
                    Cost $300,000)(7)                                    223,500
                                                                 ---------------
                                                                       4,918,952
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
            70,000  D.R. Horton, Inc., 5.625%, 9/15/14                    60,007
           500,000  KB Home, 6.375%, 8/15/11                             459,999
           175,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       171,938
            95,000  Simmons Co., VRN,
                    0.00%, 12/15/09(8)                                    74,338
            85,000  Standard Pacific Corp.,
                    6.50%, 8/15/10                                        72,250
           275,000  Standard Pacific Corp.,
                    9.25%, 4/15/12(2)                                    202,125
                                                                 ---------------
                                                                       1,040,657
                                                                 ---------------
HOUSEHOLD PRODUCTS(3)
           540,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       560,665
           420,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        400,976
                                                                 ---------------
                                                                         961,641
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS(3)
           595,000  NRG Energy Inc., 7.375%, 2/1/16                      589,050
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.1%
         2,719,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                   2,685,594
                                                                 ---------------
INSURANCE - 0.2%
         1,070,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $1,067,903) (5)(7)                    1,055,491
           400,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17                                       375,000
           952,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17                          919,908
           600,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       528,467
           540,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       526,041
                                                                 ---------------
                                                                       3,404,907
                                                                 ---------------
IT SERVICES - 0.1%
           490,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      508,375
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15(2)                                   336,375
           350,000  Tube City IMS Corp.,
                    9.75%, 2/1/15                                        344,750
                                                                 ---------------
                                                                       1,189,500
                                                                 ---------------
LEISURE FACILITIES(3)
            44,000  Universal City Development
                    Partners, 11.75%, 4/1/10                              46,420
            25,000  Universal City Florida Holding Co.
                    I/Universal City Florida Holdings
                    Co.II, 8.375%, 5/1/10                                 24,938
                                                                 ---------------
                                                                          71,358
                                                                 ---------------
MACHINERY(3)
           540,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $539,757)(7)                                    535,250
           200,000  Rental Service Corp., 9.50%,
                    12/1/14 (Acquired 11/17/06,
                    Cost $204,500)(7)                                    196,750
            76,000  Terex Corp., 7.375%, 1/15/14                          76,380
                                                                 ---------------
                                                                         808,380
                                                                 ---------------
MEDIA - 0.6%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       385,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      308,750
           806,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      793,910
           625,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(8)                                    581,250
         1,100,000  Comcast Corp.,
                    5.90%, 3/15/16(5)                                  1,090,697
           428,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      432,280
           315,000  CSC Holdings, Inc.,
                    6.75%, 4/15/12                                       299,250
           500,000  Dex Media Inc., 8.00%, 11/15/13                      498,750
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%,
                    3/15/13                                              518,750
           250,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15                                       225,000
           275,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13                                276,375
           350,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      280,000
           500,000  News America Holdings,
                    7.75%, 1/20/24                                       551,895
           200,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      206,000
            50,000  Rogers Cable Inc.,
                    7.875%, 5/1/12                                        53,995

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,662,000  Rogers Cable Inc.,
                    6.25%, 6/15/13(5)                                  1,684,425
         1,580,000  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-8/9/07,
                    Cost $1,571,756)(5)(7)                             1,563,130
           710,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $705,428)(7)                                    692,352
           450,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      449,395
           130,000  Time Warner Inc.,
                    7.625%, 4/15/31                                      141,308
                                                                 ---------------
                                                                      11,032,512
                                                                 ---------------
METALS & MINING - 0.1%
           325,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15                             345,313
         1,040,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $1,040,666)(7)                                1,046,320
           444,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $442,903)(7)                           444,019
                                                                 ---------------
                                                                       1,835,652
                                                                 ---------------
MULTI-UTILITIES - 0.3%
         1,191,000  CenterPoint Energy Resources
                    Corp.,6.50%, 2/1/08(5)                             1,192,477
           680,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 676,866
           130,000  CenterPoint Energy Transition
                    Bond Co. II, LLC, 5.17%, 8/1/19                      129,841
         1,022,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16(5)                  1,009,981
         1,100,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(5)                                 1,093,434
           581,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      569,194
           605,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        594,495
           367,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                        347,515
           120,000  Puget Sound Energy, Inc.,
                    3.36%, 6/1/08                                        117,836
                                                                 ---------------
                                                                       5,731,639
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           395,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       391,016
            25,000  J.C. Penney Corp., Inc.,
                    6.875%, 10/15/15                                      26,085
         1,310,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(5)                                 1,307,038
                                                                 ---------------
                                                                       1,724,139
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           530,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       518,846
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      128,438
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14(2)                                    457,875
           582,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                      686,238
         1,767,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(5)                                   1,754,406
           587,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      575,754
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      555,500
            70,000  Kerr-McGee Corp., 6.95%, 7/1/24                       73,295
           575,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     567,813
           230,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     208,725
           810,000  Nexen Inc., 6.40%, 5/15/37                           790,570
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      308,371
            55,000  Pogo Producing Co.,
                    6.875%, 10/1/17                                       55,688
         1,379,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(5)                           1,415,381

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           275,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      277,750
            75,000  Range Resources Corp.,
                    6.375%, 3/15/15                                       72,375
           350,000  Sabine Pass LNG, L.P.,
                    7.50%, 11/30/16                                      342,125
           560,000  Tesoro Corp., 6.25%, 11/1/12                         553,000
           470,000  Tesoro Corp., 6.50%,
                    6/1/17 (Acquired 5/23/07,
                    Cost $470,000)(7)                                    459,425
           200,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      215,500
           450,000  Williams Companies, Inc. (The),
                    8.75%, 3/15/32                                       514,125
           770,000  XTO Energy Inc., 5.30%, 6/30/15                      746,110
           612,000  XTO Energy Inc., 6.10%, 4/1/36                       581,499
                                                                 ---------------
                                                                      11,858,809
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     416,250
           320,000  Catalyst Paper Corp.,
                    7.375%, 3/1/14                                       259,200
           550,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       536,250
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $175,000)(7)                                    165,375
            36,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        35,370
           200,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14                           201,000
                                                                 ---------------
                                                                       1,613,445
                                                                 ---------------
PHARMACEUTICALS - 0.1%
         1,015,000  Abbott Laboratories,
                    5.875%, 5/15/16(5)                                 1,034,255
         1,198,000  Wyeth, 5.95%, 4/1/37                               1,148,968
                                                                 ---------------
                                                                       2,183,223
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   534,875
         1,100,000  ProLogis, 5.625%, 11/15/16(5)                      1,054,921
                                                                 ---------------
                                                                       1,589,796
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
            30,000  American Real Estate Partners
                    L.P./American Real Estate Finance
                    Corp., 7.125%, 2/15/13                                28,350
                                                                 ---------------
ROAD & RAIL(3)
           465,000  Hertz Corp., 8.875%, 1/1/14                          483,600
           375,000  Hertz Corp., 10.50%, 1/1/16                          406,875
                                                                 ---------------
                                                                         890,475
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT(3)
            53,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                       53,265
                                                                 ---------------
SOFTWARE - 0.1%
           571,000  Intuit Inc., 5.75%, 3/15/17                          550,924

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,227,000  Oracle Corp., 5.00%, 1/15/11(5)                    1,221,866
                                                                 ---------------
                                                                       1,772,790
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       360,000
           300,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17 (Acquired
                    4/13/07, Cost $302,250)(7)                           277,500
           325,000  Claire's Stores Inc., 9.25%,
                    6/1/15 (Acquired 5/22/07,
                    Cost $325,000)(7)(2)                                 283,563
           450,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       443,250
           670,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       693,449
           275,000  Michaels Stores Inc., 10.00%,
                    11/1/14 (Acquired 6/27/07,
                    Cost $283,250)(7)                                    277,063
            29,000  Rent-A-Center Inc., 7.50%, 5/1/10                     27,550
           375,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     294,375
            56,000  Visant Corp., 7.625%, 10/1/12                         56,420
                                                                 ---------------
                                                                       2,713,170
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(3)
           575,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      557,750
            38,000  Phillips-Van Heusen Corp.,
                    7.25%, 2/15/11                                        38,428
                                                                 ---------------
                                                                         596,178
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(3)
           260,000  Residential Capital LLC,
                    6.50%, 6/1/12                                        197,782
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           475,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-
                    10/5/06, Cost $488,500)(7)                           472,625
           550,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                                 555,500
           161,000  United Rentals North America,
                    Inc., 7.75%, 11/15/13                                166,635
                                                                 ---------------
                                                                       1,194,760
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      159,375
           774,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       739,459
           300,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       312,000
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        93,000
           705,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      682,729
                                                                 ---------------
                                                                       1,986,563
                                                                 ---------------
TOTAL CORPORATE BONDS                                                121,499,485
(Cost $123,740,981)                                              ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 4.5%
         5,349,850  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                  5,309,967
        17,438,269  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 9/1/07                                        307,768
         3,700,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(5)                                        3,581,008
         1,164,022  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.76%, 9/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $1,164,022)(5)(7)                   1,163,950
        25,023,074  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 9/1/07                                        726,345
         4,130,426  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    5.72%, 9/17/07, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $4,130,426)(5)(7)                     4,129,702
         6,900,000  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(5)                                  6,670,520
        14,394,250  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN,
                    1.11%, 9/1/07                                        295,528
           139,065  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 5.71%, 9/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $139,065)(7)                                    139,060
           617,490  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN,
                    5.76%, 9/17/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $617,490)(7)                          617,464
        11,238,000  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 8/25/37                                    11,222,299
         2,100,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.79%, 9/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(5)                                         2,084,250
         4,696,731  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                  4,685,224
         1,985,884  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(5)                                 1,974,944
           996,943  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 5.91%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(5)                                        1,003,606
         6,700,395  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(5)                          6,624,782
         5,400,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                    5,291,444
         2,039,429  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.42%, 9/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no
                    caps (Acquired 12/14/06,
                    Cost $2,039,429)(5)(7)                             2,038,846
         1,517,561  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    5.42%, 9/6/07, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps(5)                                    1,514,875
         5,700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(5)                                  5,632,444
         3,272,424  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(5)                             3,234,559
         4,600,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(5)                             4,473,587

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           755,478  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.69%, 9/17/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $755,478)(7)                            755,309
            99,657  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                      101,762
         2,356,486  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.68%, 9/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $2,356,486)(5)(7)                   2,355,313
         2,374,957  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.625%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(5)                         2,339,330
        11,939,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45                          11,745,672
           151,465  Washington Mutual Asset
                    Securities Corp., Series 2003 C1A,
                    Class A SEQ, 3.83%, 1/25/35
                    (Acquired 2/3/06,
                    Cost $146,726)(7)                                    147,148
         1,975,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                     1,939,330
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  92,106,036
(Cost $92,917,302)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.0%
         6,500,000  FHLB, 4.625%, 2/1/08(5)                            6,484,231
        19,250,000  FHLMC, 5.00%, 6/11/09(2)(5)                       19,321,976
         9,915,000  FHLMC, 4.75%, 1/19/16(2)(5)                        9,732,941
         4,700,000  FNMA, 4.375%, 7/17/13(5)                           4,572,503
        10,080,000  FNMA, 5.375%, 6/12/17(2)(5)                       10,293,212
        11,375,000  FNMA, 5.80%, 2/9/26(5)                            11,345,357
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               61,750,220
(Cost $61,322,208)                                               ---------------

ASSET-BACKED SECURITIES(4) - 1.6%
           838,504  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.57%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   836,646
         1,782,264  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                              1,770,040
         2,369,411  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.67%, 9/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(5)                                         2,370,149
         6,300,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    5.49%, 11/21/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(5)                              6,258,544
           384,807  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.58%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                        384,594
         3,863,547  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.56%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(5)                                         3,841,081

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           374,226  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.55%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        372,234
         3,255,881  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                              3,216,661
           182,224  Goldman Sachs Auto Loan Trust,
                    Series 2005-1, Class A3 SEQ,
                    4.45%, 5/17/10                                       181,197
           155,369  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.57%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              155,307
           345,365  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.58%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                   345,038
         2,425,619  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                              2,411,512
           101,182  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.59%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                   100,785
           275,657  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.57%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   273,738
           321,589  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       294,320
           225,136  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    9/17/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps                                              225,103
         1,577,197  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(5)                                         1,577,527
         3,600,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(5)                                         3,600,360
         1,903,977  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.55%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                         1,896,327
         1,423,604  USAA Auto Owner Trust, Series
                    2006-1, Class A3 SEQ, 5.01%,
                    9/15/10(5)                                         1,420,367
           232,447  WFS Financial Owner Trust,
                    Series 2005-3, Class A3A SEQ,
                    4.25%, 6/17/10                                       231,263
            50,420  World Omni Auto Receivables
                    Trust, Series 2005 B, Class
                    A3 SEQ, 4.40%, 4/20/09                                50,314
           968,640  World Omni Auto Receivables
                    Trust, Series 2006 A, Class A3
                    SEQ, 5.01%, 10/15/10                                 966,283
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         32,779,390
(Cost $32,956,978)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.1%
Euro     8,400,000  Bundesschatzanweisungen,
                    3.25%, 6/13/08                                    11,370,526
$          130,000  Hydro Quebec, 8.40%, 1/15/22                         169,094
JPY                 KfW, VRN, 0.60%, 11/8/07,
                    resets quarterly off the 3-month
     1,180,000,000  JPY LIBOR minus 0.22% with
                    no caps                                           10,195,467

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
$           93,840  Overseas Private Investment Corp.,
                    4.10%, 11/15/14                                       91,752
         1,290,000  Province of Quebec,
                    5.00%, 7/17/09(5)                                  1,298,678
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                23,125,517
(Cost $22,512,981)                                               ---------------

COMMERCIAL PAPER(9) - 0.6%
         6,500,000  Canadian Imperial Holdings,
                    5.23%, 10/10/07(5)                                 6,460,083
         5,700,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A3, 6.03%,
                    9/12/07 (Acquired 8/16/07,
                    Cost $5,674,222)(5)(7)                             5,687,768
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                12,147,851
(Cost $12,152,670)                                               ---------------

MUNICIPAL SECURITIES - 0.2%
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                   1,077,930
         2,180,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.75%, 9/5/07
                    (LOC: Keybank N.A.)(5)                             2,180,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             3,257,930
(Cost $3,334,461)                                                ---------------

TEMPORARY CASH INVESTMENTS - 7.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 2.375%, 1/15/25, valued
at $114,009,097), in a joint trading account at
4.95%, dated 8/31/07, due 9/4/07
(Delivery value $101,255,660)(5)                                     101,200,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 9.25%, 2/15/16, valued
at $52,564,584), in a joint trading account
at 4.95%, dated 8/31/07, due 9/4/07
(Delivery value $51,528,325)(5)                                       51,500,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     152,700,000
(Cost $152,700,000)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(10) - 9.0%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.30%,
dated 8/31/07, due 9/4/07
(Delivery value $182,914,971)                                        182,807,318
                                                                 ---------------
(Cost $182,807,318)

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 112.4%                               2,294,729,158
                                                                 ---------------
(Cost $2,037,237,567)

OTHER ASSETS AND LIABILITIES - (12.4)%                             (252,587,466)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,042,141,692
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
   18 S&P 500 E-Mini Futures       September 2007   $  1,326,600     $   16,634
  775 U.S. Treasury 2-Year Notes   December 2007     159,771,094        192,006
1,306 U.S. Treasury 5-Year Notes   December 2007     139,354,281      1,221,437
                                                   -----------------------------
                                                    $300,451,975     $1,430,077
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
  239 U.S. Long Bond               December 2007    $ 26,663,438    $  (537,599)
1,079 U.S. Treasury 10-Year Notes  December 2007     117,661,578     (1,548,268)
                                                   -----------------------------
                                                    $144,325,016    $(2,085,867)
                                                   =============================

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount          Description of Agreement          Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$ 1,300,000     Pay quarterly a fixed rate equal  March 2012         $110,337
                to 0.46% multiplied by the
                notional amount and receive
                from Barclays Bank plc upon
                each default event of Centex
                Corp., par value of the
                proportional notional amount.
  3,690,000     Pay quarterly a fixed rate equal  March 2012          280,288
                to 0.55% multiplied by the
                notional amount and receive
                from Deutsche Bank Securities
                Inc. upon each default event of
                Lennar Corp., par value of the
                proportional notional amount.
 18,600,000     Pay quarterly a fixed rate equal  June 2012           244,833
                to 0.35% multiplied by the
                notional amount and receive
                from Barclays Bank plc upon
                each default event of one of
                the issues of Dow Jones CDX
                N.A. Investment Grade 8, par
                value of the proportional
                notional amount.
  8,500,000     Pay quarterly a fixed rate equal  June 2012           (69,296)
                to 0.57% multiplied by the
                notional amount and receive
                from Deutsche Bank AG upon
                each default event of Darden
                Restaurants, Inc., par value
                of the proportional
                notional amount.
  5,800,000     Pay quarterly a fixed rate equal  March 2017           22,828
                to 0.12% multiplied by the
                notional amount and receive
                from Barclays Bank plc upon
                each default event of Pfizer
                Inc., par value of the
                proportional notional amount.
  1,370,000     Pay quarterly a fixed rate equal  September 2012         (66)
                to 0.35% multiplied by the
                notional amount and receive
                from Merrill Lynch International
                upon each default event of
                Computer Sciences Corp., par
                value of the proportional
                notional amount.
  1,030,000     Pay quarterly a fixed rate equal  September 2012        3,131
                to 0.36% multiplied by the
                notional amount and receive
                from Barclays Bank plc upon
                each default event of Whirlpool
                Corp., par value of the
                proportional notional amount.
                                                                   -------------
                                                                     $592,055
                                                                   =============

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $180,266,493.
(3)  Industry is less than 0.05% of total net assets.
(4)  Final maturity indicated, unless otherwise noted.
(5)  Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(6)  Forward commitment.
(7)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2007 was $31,845,042, which represented 1.6% of total net assets.
(8)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective August 31, 2007.
(9)  The rate indicated is the yield to maturity at purchase.
(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of August 31, 2007, securities with an aggregate value of $2,360,211, which represented 0.1% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,051,887,598
                                                                 ===============
Gross tax appreciation of investments                            $  271,051,505
Gross tax depreciation of investments                               (28,209,945)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  242,841,560
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
AUGUST 31, 2007

[american century investments logo and text logo]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.2%
AEROSPACE & DEFENSE - 2.6%
             8,300  Alliant Techsystems Inc.(1)                   $      874,073
           196,659  BE Aerospace, Inc.(1)                              7,663,809
            46,186  Boeing Co.                                         4,466,186
             7,757  Elbit Systems Ltd.                                   348,447
            34,060  Finmeccanica SpA ORD                                 998,282
            31,330  Lockheed Martin Corp.                              3,106,056
            13,400  Northrop Grumman Corp.                             1,056,456
            75,000  Precision Castparts Corp.                          9,773,251
            47,800  United Technologies Corp.                          3,567,314
                                                                 ---------------
                                                                      31,853,874
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             2,257  C.H. Robinson Worldwide Inc.                         110,683
             3,909  FedEx Corporation                                    428,739
            18,638  United Parcel Service, Inc. Cl B                   1,413,879
                                                                 ---------------
                                                                       1,953,301
                                                                 ---------------
AIRLINES - 0.2%
            40,820  easyJet plc ORD(1)                                   474,961
            35,272  LAN Airlines SA ADR(2)                               566,116
            76,166  Southwest Airlines Co.                             1,150,868
            92,711  Turk Hava Yollari Anonim
                    Ortakligi ORD(1)                                     644,890
                                                                 ---------------
                                                                       2,836,835
                                                                 ---------------
AUTO COMPONENTS - 0.7%
             9,900  Autoliv, Inc.                                        567,963
            34,300  BorgWarner, Inc.                                   2,898,350
            10,620  Continental AG ORD                                 1,380,660
            65,100  Goodyear Tire &
                    Rubber Co. (The)(1)                                1,800,666
            51,160  Hankook Tire Co. Ltd. ORD                          1,119,636
            15,506  Magna International Inc. Cl A(2)                   1,387,012
                                                                 ---------------
                                                                       9,154,287
                                                                 ---------------
AUTOMOBILES - 0.4%
            35,530  Fiat SpA ORD                                         944,057
            53,702  Ford Motor Co.(1)                                    419,413
           135,000  Isuzu Motors Ltd. ORD                                734,329
           479,000  PT Astra International Tbk ORD                       910,559
            43,300  Toyota Motor Corp. ORD                             2,527,266
                                                                 ---------------
                                                                       5,535,624
                                                                 ---------------
BEVERAGES - 1.1%
            18,500  Anheuser-Busch Companies, Inc.                       913,900
            69,600  Coca-Cola Company (The)                            3,743,088
            13,833  Coca-Cola Enterprises Inc.                           329,502
            68,080  Compania Cervecerias Unidas
                    SA ORD                                               497,195
            40,480  Heineken N.V. ORD(2)                               2,563,746

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            33,300  Pepsi Bottling Group Inc.                          1,151,847
            74,300  PepsiCo, Inc.                                      5,054,629
                                                                 ---------------
                                                                      14,253,907
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
            28,261  Amgen Inc.(1)                                      1,416,159
            32,936  Biogen Idec Inc.(1)                                2,101,975
            22,600  Celgene Corp.(1)                                   1,451,146
            20,690  CSL Ltd. ORD                                       1,660,454
               693  Cubist Pharmaceuticals Inc.(1)                        15,856
            25,500  Gilead Sciences, Inc.(1)                             927,435
            48,000  Onyx Pharmaceuticals, Inc.(1)(2)                   1,901,760
                                                                 ---------------
                                                                       9,474,785
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            34,900  Daikin Industries Ltd. ORD                         1,566,914
            32,770  Kingspan Group plc ORD                               848,396
            16,200  Masco Corp.                                          421,524
                                                                 ---------------
                                                                       2,836,834
                                                                 ---------------
CAPITAL MARKETS - 2.4%
            15,800  Ameriprise Financial Inc.                            963,958
            24,528  Bank of New York
                    Mellon Corp. (The)                                   991,667
             2,800  Bear Stearns
                    Companies Inc. (The)                                 304,248
            26,720  Credit Suisse Group ORD                            1,746,384
            12,800  GFI Group Inc.(1)                                    947,200
            23,757  Goldman Sachs Group, Inc. (The)                    4,181,470
           122,300  Janus Capital Group Inc.                           3,251,957
            36,590  Julius Baer Holding AG ORD                         2,423,279
           157,370  Man Group plc ORD                                  1,566,095
            34,726  Merrill Lynch & Co., Inc.                          2,559,306
            69,408  Morgan Stanley                                     4,328,977
            53,100  Northern Trust Corp.                               3,263,526
           131,800  Schwab (Charles) Corp.                             2,609,640
            14,288  UBS AG ORD                                           745,183
                                                                 ---------------
                                                                      29,882,890
                                                                 ---------------
CHEMICALS - 1.4%
            13,860  BASF AG ORD                                        1,834,362
            47,769  Celanese Corp., Series A                           1,715,862
             2,267  CF Industries Holdings, Inc.                         143,569
            24,200  du Pont (E.I.) de Nemours & Co.                    1,179,750
            35,000  Kuraray Co. Ltd. ORD                                 459,938
             6,100  Minerals Technologies Inc.                           402,051
            74,158  Monsanto Co.                                       5,171,779
            24,800  Mosaic Co. (The)(1)                                1,042,096
            18,100  PPG Industries, Inc.                               1,327,635
             8,292  Syngenta AG ORD                                    1,552,069
            34,500  Terra Industries Inc.(1)(2)                          895,965

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             7,520  Umicore ORD                                        1,722,479
                                                                 ---------------
                                                                      17,447,555
                                                                 ---------------
COMMERCIAL BANKS - 3.4%
            65,254  Anglo Irish Bank Corp. plc ORD                     1,218,137
            53,660  Banco Bilbao Vizcaya Argentaria
                    SA ORD                                             1,234,948
            13,365  Banco Macro SA ADR                                   364,731
            94,155  Barclays plc ORD                                   1,164,842
            16,300  BB&T Corporation                                     647,599
             2,536  BRE Bank SA ORD(1)                                   452,026
           348,500  Bumiputra - Commerce Holdings
                    Bhd ORD                                            1,090,828
         1,080,000  China Construction Bank
                    Cl H ORD                                             904,380
           578,500  China Merchants Bank Co. Ltd.
                    Cl H ORD                                           2,173,627
            14,266  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  1,033,953
             5,900  Fifth Third Bancorp                                  210,571
           210,091  Grupo Financiero Banorte,
                    SAB de CV ORD                                        856,780
            94,423  HSBC Holdings plc ORD                              1,707,966
            26,099  ICICI Bank Ltd. ADR                                1,160,101
            13,130  KBC Groupe ORD(2)                                  1,646,324
             4,863  Komercni Banka AS ORD                              1,055,238
            18,200  Marshall & Ilsley Corp.                              795,522
            24,380  National Australia Bank Ltd. ORD                     795,787
            46,690  National Bank of Greece SA ORD                     2,777,639
            18,600  National City Corp.                                  500,526
            71,000  Oversea-Chinese
                    Banking Corp. ORD                                    397,805
            10,200  PNC Financial Services Group                         717,774
         2,311,000  PT Bank Mandiri Tbk ORD                              799,867
            87,015  Royal Bank of Scotland Group
                    plc ORD                                            1,008,076
           141,033  Sberbank ORD(1)                                      540,156
            18,374  Shinhan Financial Group Co.,
                    Ltd. ORD                                           1,119,268
             7,441  Societe Generale ORD                               1,200,166
            38,000  South Financial Group Inc. (The)                     872,100
                80  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       632,015
            28,900  SunTrust Banks, Inc.                               2,275,875
            35,900  Swedbank AB Cl A ORD(2)                            1,173,696
           215,328  Turkiye Garanti Bankasi AS ORD                     1,381,952
            56,800  U.S. Bancorp                                       1,837,480
            33,700  Wachovia Corp.                                     1,650,626
           131,544  Wells Fargo & Co.                                  4,806,617
                                                                 ---------------
                                                                      42,204,998
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
            11,500  Adecco SA ORD                                        749,721
            39,150  Aggreko plc ORD                                      422,766
             4,200  Avery Dennison Corp.                                 251,118
           103,896  Capita Group plc ORD                               1,572,384
             3,421  Deluxe Corp.                                         130,066
            14,800  Pitney Bowes, Inc.                                   661,116
            17,600  R.R. Donnelley & Sons Company                        630,432
            13,800  Republic Services, Inc.                              429,042
            10,198  TeleTech Holdings, Inc.(1)                           298,292
            73,000  Waste Management, Inc.                             2,749,909
                                                                 ---------------
                                                                       7,894,846
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.9%
            69,100  ADC Telecommunications, Inc.(1)                    1,264,530
            16,800  Blue Coat Systems, Inc.(1)                         1,401,288
            36,300  Ciena Corp.(1)                                     1,375,044
           378,055  Cisco Systems Inc.(1)                             12,067,515
            38,358  CommScope, Inc.(1)                                 2,171,063
            75,500  Foundry Networks, Inc.(1)                          1,395,995
            18,912  InterDigital, Inc.(1)                                437,056
           171,400  Juniper Networks, Inc.(1)                          5,642,488
            25,200  Motorola, Inc.                                       427,140
            59,380  Nokia Oyj ORD                                      1,955,623
            41,100  QUALCOMM Inc.                                      1,639,479
            35,750  Research In Motion Ltd.(1)                         3,053,408
            23,291  Riverbed Technology, Inc.(1)                       1,034,120
           300,490  Telefonaktiebolaget LM Ericsson
                    Cl B ORD                                           1,115,282
            77,000  Vtech Holdings Ltd. ORD                              582,582
                                                                 ---------------
                                                                      35,562,613
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
            74,772  Apple Inc.(1)                                     10,354,427
            89,000  Dell Inc.(1)                                       2,514,250
            11,870  Emulex Corp.(1)                                      231,940
           183,887  Hewlett-Packard Co.                                9,074,823
             7,852  NCR Corp.(1)                                         390,794
           618,981  Wistron Corp. ORD                                  1,125,420
                                                                 ---------------
                                                                      23,691,654
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.3%
            41,635  Chicago Bridge & Iron Company
                    New York Shares                                    1,555,067
            18,438  EMCOR Group Inc.(1)                                  578,031
             6,058  Fluor Corp.                                          770,275
            45,807  Foster Wheeler Ltd.(1)                             5,425,381
            12,610  Hochtief AG ORD                                    1,265,139
            21,650  Koninklijke BAM Groep N.V. ORD                       586,466
           567,000  Midas Holdings Ltd. ORD                              527,615
             8,745  Perini Corp.(1)                                      494,967
           171,784  Quanta Services, Inc.(1)(2)                        4,856,334
                                                                 ---------------
                                                                      16,059,275
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.4%
           470,856  Asia Cement Corp. ORD                                660,625
           486,000  China National Building
                    Material Co. Ltd. Cl H ORD                         1,352,415
            18,620  Holcim Ltd. ORD                                    2,013,140
           147,908  Pretoria Portland Cement Co.
                    Ltd. ORD                                             938,029
                                                                 ---------------
                                                                       4,964,209
                                                                 ---------------
CONSUMER FINANCE - 0.3%
            33,150  American Express Co.                               1,943,252
            35,804  Discover Financial Services(1)                       828,505

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,980  ORIX Corp. ORD                                       852,563
                                                                 ---------------
                                                                       3,624,320
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
            30,600  Bemis Co., Inc.                                      914,022
            12,300  Greif, Inc. Cl A                                     716,106
           111,500  Owens-Illinois Inc.(1)                             4,484,530
            19,531  Rock-Tenn Co. Cl A                                   566,204
            16,652  Sonoco Products Co.                                  599,805
                                                                 ---------------
                                                                       7,280,667
                                                                 ---------------
DISTRIBUTORS(3)
             4,200  Genuine Parts Company                                208,656
                                                                 ---------------
DIVERSIFIED - 0.1%
             4,800  iShares Russell 1000 Growth
                    Index Fund                                           284,400
             2,400  Standard and Poor's 500
                    Depositary Receipt                                   354,000
                                                                 ---------------
                                                                         638,400
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
            21,900  Apollo Group, Inc. Cl A(1)                         1,284,873
            27,700  H&R Block, Inc.                                      549,568
             6,026  ITT Educational Services Inc.(1)                     661,655
             2,973  MegaStudy Co., Ltd. ORD                              674,387
            30,206  Sotheby's                                          1,307,315
             8,000  Strayer Education, Inc.                            1,276,640
                                                                 ---------------
                                                                       5,754,438
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.5%
           188,137  Bank of America Corp.                              9,534,783
           232,747  Citigroup Inc.                                    10,911,178
            15,490  Deutsche Boerse AG ORD                             1,709,641
           160,459  JPMorgan Chase & Co.                               7,143,635
            33,473  McGraw-Hill Companies, Inc.
                    (The)                                              1,689,048
                                                                 ---------------
                                                                      30,988,285
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
           212,367  AT&T Inc.                                          8,467,072
           154,139  Axtel, SAB de CV ORD(1)                            1,050,460
            98,790  BT Group plc ORD                                     629,021
               952  CenturyTel Inc.                                       45,677
            45,000  Cogent Communications
                    Group, Inc.(1)(2)                                  1,123,650
            42,680  LG Dacom Corp. ORD                                 1,113,589
           338,000  PT Telekomunikasi Indonesia
                    Tbk ORD                                              390,554
            59,807  Telkom SA Ltd. ORD(2)                              1,476,944

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            74,742  Verizon Communications Inc.                        3,130,195
                                                                 ---------------
                                                                      17,427,162
                                                                 ---------------
ELECTRIC UTILITIES - 1.1%
            17,600  Allegheny Energy, Inc.(1)                            908,336
            45,472  CEZ AS ORD                                         2,410,817
            26,400  Duke Energy Corp.                                    484,176
             3,018  Edison International                                 159,079
             5,480  El Paso Electric Co.(1)                              122,314
            19,780  Entergy Corp.                                      2,049,604
            20,400  Exelon Corporation                                 1,441,668
            14,700  IDACORP, Inc.                                        477,309
            27,900  PPL Corporation                                    1,346,454
           138,547  Reliant Energy, Inc.(1)                            3,534,333
           972,834  Unified Energy System ORD(1)                       1,220,907
                                                                 ---------------
                                                                      14,154,997
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.2%
            26,000  ABB India Ltd. ORD                                   719,222
            88,040  ABB Ltd. ORD                                       2,164,649
            20,584  Acuity Brands Inc.                                 1,081,483
             8,370  ALSTOM ORD                                         1,513,096
            26,759  Bharat Heavy Electricals Ltd. ORD                  1,243,892
            68,100  Cooper Industries, Ltd. Cl A                       3,484,677
           107,900  Emerson Electric Co.                               5,311,917
            17,500  First Solar Inc.(1)                                1,815,450
            25,400  General Cable Corp.(1)                             1,477,772
            32,462  GrafTech International Ltd.(1)                       545,037
             5,500  Hubbell Inc. Cl B                                    297,990
            63,000  Mitsubishi Electric Corp. ORD                        740,313
            16,530  Q-Cells AG ORD(1)(2)                               1,464,046
            30,614  Roper Industries Inc.                              1,937,560
             9,400  Schneider Electric SA ORD                          1,248,823
            16,300  SunPower Corp. Cl A(1)(2)                          1,113,779
            27,340  Vestas Wind Systems AS ORD(1)                      1,850,203
                                                                 ---------------
                                                                      28,009,909
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
            16,742  Avnet Inc.(1)                                        658,128
           511,680  Hon Hai Precision Industry Co.,
                    Ltd. ORD                                           3,798,837
            24,900  Ibiden Co. Ltd. ORD                                2,117,639
            12,400  Itron Inc.(1)(2)                                   1,052,760
            30,800  Molex Inc.                                           805,420
            25,400  Tyco Electronics Ltd.(1)                             885,698
                                                                 ---------------
                                                                       9,318,482
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.9%
            40,600  Acergy SA(2)                                       1,072,977
            43,955  Aker Kvaerner ASA ORD(2)                           1,105,070
            35,000  Cameron International Corp.(1)                     2,861,950
            13,546  Core Laboratories N.V.(1)                          1,518,507

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           112,753  Dresser-Rand Group Inc.(1)                         4,157,203
           147,300  Grey Wolf Inc.(1)                                    978,072
             4,555  Halliburton Co.                                      157,557
            36,465  National Oilwell Varco, Inc.(1)                    4,667,520
            25,557  OAO TMK GDR(1)                                       983,945
            67,382  Saipem SpA ORD                                     2,523,986
            31,700  Schlumberger Ltd.                                  3,059,050
                                                                 ---------------
                                                                      23,085,837
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
         3,544,000  Alliance Global Group Inc. ORD(1)                    427,034
           202,035  Cencosud SA ORD                                      817,784
           123,678  Kroger Co. (The)                                   3,287,361
             1,282  Shinsegae Co. Ltd. ORD                               846,475
            30,024  Shoppers Drug Mart
                    Corporation ORD                                    1,515,786
           277,453  Tesco plc ORD                                      2,377,866
           106,733  Wal-Mart Stores, Inc.                              4,656,760
           572,000  Wumart Stores Inc. Cl H ORD                          403,728
            24,441  X5 Retail Group N.V. GDR(1)                          785,534
                                                                 ---------------
                                                                      15,118,328
                                                                 ---------------
FOOD PRODUCTS - 1.8%
           113,354  Campbell Soup Co.                                  4,279,114
           826,000  China Yurun Food Group Ltd. ORD                      991,448
           105,100  ConAgra Foods, Inc.                                2,702,121
            26,514  General Mills, Inc.                                1,481,602
            22,180  Groupe Danone ORD(2)                               1,689,738
            25,600  H.J. Heinz Co.                                     1,154,304
             7,600  Hershey Co. (The)                                    353,400
            85,571  JBS SA ORD(1)                                        402,123
            24,038  JBS SA Receipts ORD(1)                               112,226
            67,800  Kraft Foods Inc. Cl A                              2,173,668
             6,000  Nestle SA ORD                                      2,610,207
            53,400  Unilever N.V. New York Shares                      1,631,370
            47,900  Wm. Wrigley Jr. Co.                                2,790,175
                                                                 ---------------
                                                                      22,371,496
                                                                 ---------------
GAS UTILITIES(3)
            10,800  WGL Holdings Inc.                                    355,212
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
            14,700  Alcon, Inc.                                        1,988,322
           107,159  Baxter International Inc.                          5,868,026
             6,200  Beckman Coulter, Inc.                                446,090
            72,400  Becton, Dickinson & Co.                            5,570,456
            12,000  Covidien Ltd.(1)                                     477,961
            41,400  DENTSPLY International Inc.                        1,630,332
             5,000  Idexx Laboratories, Inc.(1)                          558,750
            27,600  Immucor, Inc.(1)                                     920,460
             8,700  Intuitive Surgical Inc.(1)                         1,925,136
             1,566  Kinetic Concepts Inc.(1)                              94,132
            58,300  Medtronic, Inc.                                    3,080,572

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            23,100  Mentor Corp.(2)                                    1,030,029
            11,290  Mettler-Toledo
                    International, Inc.(1)                             1,064,760
            24,700  Symmetry Medical Inc.(1)                             395,941
            10,700  Terumo Corp. ORD                                     502,573
            22,287  TomoTherapy Inc.(1)                                  531,991
                                                                 ---------------
                                                                      26,085,531
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%
             7,660  Apria Healthcare Group Inc.(1)                       203,986
           104,340  Express Scripts, Inc.(1)                           5,712,615
            32,940  Fresenius Medical Care AG & Co.
                    KGaA ORD                                           1,618,519
             7,567  Healthspring Inc.(1)                                 141,427
            46,132  Humana Inc.(1)                                     2,956,600
            18,500  Laboratory Corp. of
                    America Holdings(1)                                1,436,710
            21,533  McKesson Corp.                                     1,231,903
            49,800  Medco Health Solutions Inc.(1)                     4,255,410
            42,000  Patterson Companies, Inc.(1)                       1,544,760
             6,100  Quest Diagnostics Inc.                               333,975
                45  UnitedHealth Group Inc.                                2,250
             6,600  Universal Health Services, Inc.
                    Cl B                                                 348,480
            14,400  VCA Antech Inc.(1)                                   588,816
            28,141  WellCare Health Plans Inc.(1)                      2,777,517
                                                                 ---------------
                                                                      23,152,968
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            10,010  Accor SA ORD                                         859,433
            64,600  Bally Technologies, Inc.(1)                        2,142,782
            19,672  Choice Hotels International Inc.                     737,307
           179,500  Genting Bhd ORD                                      376,316
            10,300  International Speedway Corp.                         484,924
            32,200  Las Vegas Sands Corp.(1)                           3,210,340
            44,909  McDonald's Corporation                             2,211,768
            11,576  Modetour Network Inc. ORD                            696,532
           439,800  Resorts World Bhd ORD                                477,671
            20,200  Speedway Motorsports Inc.                            777,498
            12,346  Sun International Ltd. ORD                           269,068
            32,129  WMS Industries Inc.(1)                               945,878
                                                                 ---------------
                                                                      13,189,517
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             2,923  Blyth, Inc.                                           65,358
           122,001  Corporacion GEO, SAB de CV
                    Series B ORD(1)                                      634,636
            52,898  LPS Brasil - Consultoria de
                    Imoveis SA ORD(1)                                    671,335
            17,000  Makita Corp. ORD(2)                                  657,572
           235,545  Merry Electronics Co. Ltd. ORD                       799,425
            12,500  Mohawk Industries Inc.(1)                          1,091,375
            26,300  Newell Rubbermaid Inc.                               678,277
             3,065  NVR, Inc.(1)                                       1,714,869
            62,000  Sharp Corp. ORD(2)                                 1,078,657
             7,734  Snap-on Incorporated                                 378,811
            31,000  Tempur-Pedic International Inc.(2)                   895,900

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           134,016  Urbi Desarrollos Urbanos,
                    SAB de CV ORD(1)                                     502,691
                                                                 ---------------
                                                                       9,168,906
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
             6,900  Clorox Company                                       412,620
             2,667  Colgate-Palmolive Co.                                176,875
            16,431  Energizer Holdings Inc.(1)                         1,740,536
            15,600  Kimberly-Clark Corp.                               1,071,564
            69,491  Procter & Gamble Co. (The)                         4,538,458
            34,982  Reckitt Benckiser plc ORD                          1,903,954
                                                                 ---------------
                                                                       9,844,007
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
            66,894  AES Corp. (The)(1)                                 1,211,450
           161,100  International Power plc ORD                        1,314,084
            34,761  TXU Corp.                                          2,342,892
                                                                 ---------------
                                                                       4,868,426
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.3%
            25,835  Barloworld Ltd. ORD                                  443,558
           261,021  General Electric Co.                              10,145,887
           240,000  Keppel Corp. Ltd. ORD                              2,013,106
            15,244  McDermott International, Inc.(1)                   1,463,272
            65,054  Murray & Roberts
                    Holdings Ltd. ORD                                    686,554
            11,720  Siemens AG ORD                                     1,472,244
            11,400  Tyco International Ltd.                              503,424
                                                                 ---------------
                                                                      16,728,045
                                                                 ---------------
INSURANCE - 2.3%
             9,060  Ace, Ltd.                                            523,306
             8,540  Allianz SE ORD                                     1,830,671
            25,900  Allstate Corp.                                     1,418,025
            28,200  Ambac Financial Group, Inc.                        1,771,524
            31,556  American Financial Group, Inc.                       889,879
            53,400  American International Group, Inc.                 3,524,399
            27,138  Arch Capital Group Ltd.(1)                         1,949,322
            46,796  Aspen Insurance Holdings Ltd.                      1,174,112
            48,477  AXA SA ORD(2)                                      1,942,670
            48,525  Axis Capital Holdings Ltd.                         1,751,753
            24,771  Berkley (W.R.) Corp.                                 740,405
            15,400  Chubb Corp.                                          787,402
            47,171  Endurance Specialty Holdings Ltd.                  1,880,708
            28,700  Genworth Financial Inc. Cl A                         831,726
            13,100  Hartford Financial Services
                    Group Inc. (The)                                   1,164,721
            37,300  LIG Non-Life Insurance Co.,
                    Ltd. ORD                                           1,028,829
            16,500  Loews Corp.                                          775,665
            50,400  Marsh & McLennan
                    Companies, Inc.                                    1,343,160
            67,700  QBE Insurance Group Ltd. ORD(2)                    1,928,175
         1,115,368  Shin Kong Financial Holding Co.
                    Ltd. ORD                                           1,084,949

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            10,300  Torchmark Corp.                                      634,068
                                                                 ---------------
                                                                      28,975,469
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
            43,341  Amazon.com, Inc.(1)                                3,463,379
            27,109  Priceline.com Inc.(1)(2)                           2,249,505
                                                                 ---------------
                                                                       5,712,884
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
           112,000  eBay Inc.(1)                                       3,819,200
            25,200  Equinix Inc.(1)(2)                                 2,230,452
             7,500  Google Inc. Cl A(1)                                3,864,376
             2,178  NHN Corp. ORD(1)                                     419,827
             9,138  United Online, Inc.                                  131,313
                                                                 ---------------
                                                                      10,465,168
                                                                 ---------------
IT SERVICES - 1.2%
            70,639  Accenture Ltd. Cl A                                2,911,033
           362,328  Dimension Data Holdings plc                          418,950
            14,534  Electronic Data Systems Corp.                        332,683
             8,500  Fiserv, Inc.(1)                                      395,420
            62,030  International Business
                    Machines Corp.                                     7,238,281
             9,400  MasterCard Inc. Cl A                               1,287,706
           111,800  Redecard SA ORD(1)                                 1,709,480
            58,764  Rolta India Ltd. ORD                                 679,459
            14,049  Total System Services Inc.(2)                        389,719
                                                                 ---------------
                                                                      15,362,731
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            20,479  Eastman Kodak Co.                                    546,175
            34,091  Hasbro, Inc.                                         961,707
            58,226  Mattel, Inc.                                       1,259,428
                                                                 ---------------
                                                                       2,767,310
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
            10,400  Illumina, Inc.(1)                                    502,216
            33,400  PerkinElmer, Inc.                                    915,494
           191,700  Thermo Fisher Scientific Inc.(1)                  10,395,891
                                                                 ---------------
                                                                      11,813,601
                                                                 ---------------
MACHINERY - 2.2%
            98,838  AGCO Corp.(1)                                      4,269,802
             8,800  Caterpillar Inc.                                     666,776
             4,100  Deere & Co.                                          557,846
            15,300  Dover Corp.                                          755,820
            38,100  Eaton Corp.                                        3,589,782
            10,900  Fanuc Ltd. ORD                                     1,060,637
            19,400  Flowserve Corp.                                    1,385,354

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            64,327  GEA Group AG ORD(1)                                2,077,352
           733,000  Haitian International Holdings
                    Ltd. ORD(1)                                          550,827
             2,541  Hyundai Heavy Industries Co.,
                    Ltd. ORD                                           1,001,246
             3,100  Hyundai Mipo Dockyard Co.,
                    Ltd. ORD                                             917,785
            17,800  Ingersoll-Rand Company Ltd. Cl A                     924,354
            31,500  Lupatech SA ORD                                      668,693
            12,700  Manitowoc Co., Inc. (The)                          1,009,523
            32,210  Metso Oyj ORD                                      2,063,677
             7,100  Parker-Hannifin Corp.                                763,037
            17,300  Samsung Heavy Industries Co.,
                    Ltd. ORD                                             871,448
           114,000  Sumitomo Heavy Industries
                    Ltd. ORD                                           1,276,619
            11,500  Terex Corp.(1)                                       918,620
            14,380  Valmont Industries, Inc.(2)                        1,282,408
           574,000  Yangzijiang Shipbuilding
                    Holdings Ltd. ORD(1)                                 699,633
                                                                 ---------------
                                                                      27,311,239
                                                                 ---------------
MARINE - 0.2%
           129,000  Nippon Yusen Kabushiki
                    Kaisha ORD(2)                                      1,275,298
           499,000  U-Ming Marine
                    Transport Corp. ORD(1)                             1,484,903
                                                                 ---------------
                                                                       2,760,201
                                                                 ---------------
MEDIA - 1.7%
            14,391  Agora SA ORD                                         264,719
            47,220  British Sky Broadcasting Group
                    plc ORD                                              643,221
            17,029  CTC Media Inc.(1)                                    391,667
            51,997  DIRECTV Group, Inc. (The)(1)                       1,213,090
            56,848  EchoStar Communications Corp.
                    Cl A(1)                                            2,405,807
            18,246  Focus Media Holding Ltd.
                    ADR(1)(2)                                            734,766
            23,400  Gannett Co., Inc.                                  1,099,800
           100,258  Liberty Global, Inc. Series A(1)(2)                4,108,573
            72,000  Net Servicos de Comunicacao
                    SA ORD(1)                                          1,073,395
             3,821  Omnicom Group Inc.                                   194,604
            32,928  Regal Entertainment Group Cl A                       742,197
            15,093  Sinclair Broadcast Group, Inc.
                    Cl A                                                 188,059
            85,200  Time Warner Inc.                                   1,617,096
            86,500  Viacom Inc. Cl B(1)                                3,413,290
           103,969  Walt Disney Co. (The)                              3,493,358
                                                                 ---------------
                                                                      21,583,642
                                                                 ---------------
METALS & MINING - 1.3%
            16,500  Allegheny Technologies Inc.                        1,639,935
            14,011  Anglo American plc                                   807,022
            20,546  Anglo American plc ORD                             1,178,327
            79,524  BHP Billiton Ltd. ORD(2)                           2,496,953
           583,613  China Steel Corp. ORD                                792,299
            29,833  Cia Vale do Rio Doce ADR                           1,471,662
               709  Freeport-McMoRan Copper &
                    Gold, Inc.                                            61,981
            11,000  Haynes International Inc.(1)                         918,830
            12,717  Impala Platinum Holdings
                    Limited ORD                                          378,034
            46,898  JSW Steel Ltd. ORD                                   740,975
            35,010  Kumba Iron Ore Ltd. ORD                            1,020,614
             9,900  Newmont Mining Corporation                           418,374
            10,200  Nucor Corp.                                          539,580

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,353  POSCO ORD                                          1,438,362
            14,450  Rio Tinto Ltd. ORD(2)                              1,104,402
           243,000  Sumitomo Metal Industries
                    Ltd. ORD                                           1,231,575
                                                                 ---------------
                                                                      16,238,925
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            11,700  Ameren Corp.                                         594,126
             6,000  Consolidated Edison, Inc.                            275,640
            14,800  NiSource Inc.                                        278,832
            41,400  Puget Energy, Inc.                                   965,862
            22,750  Suez SA ORD                                        1,293,905
            16,400  Wisconsin Energy Corp.                               726,684
            27,800  XCEL Energy Inc.                                     572,958
                                                                 ---------------
                                                                       4,708,007
                                                                 ---------------
MULTILINE RETAIL - 0.6%
            10,605  Arcandor AG ORD(1)                                   289,007
            42,884  Big Lots, Inc.(1)                                  1,276,658
            18,533  Dollar Tree Stores Inc.(1)                           805,259
             4,676  Hyundai Department Store Co.
                    Ltd. ORD                                             527,855
             2,000  Kohl's Corp.(1)                                      118,600
           149,134  La Polar SA ORD                                      923,990
            68,847  Lojas Renner SA ORD                                1,194,120
            75,500  Parkson Retail Group Ltd. ORD(2)                     603,667
             7,200  PPR SA ORD                                         1,244,980
                                                                 ---------------
                                                                       6,984,136
                                                                 ---------------
OFFICE ELECTRONICS - 0.3%
            37,200  Canon, Inc. ORD                                    2,126,265
           105,947  Xerox Corp.(1)                                     1,814,872
                                                                 ---------------
                                                                       3,941,137
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.3%
            36,200  Apache Corp.                                       2,801,156
           144,290  BG Group plc ORD                                   2,310,286
            34,100  BP plc ADR                                         2,296,976
            88,468  Chevron Corp.                                      7,763,951
           742,000  China Petroleum &
                    Chemical Corp. Cl H ORD                              808,792
            81,984  ConocoPhillips                                     6,713,670
            34,200  Devon Energy Corporation                           2,575,602
            35,050  EnCana Corp.                                       2,050,425
            41,540  ENI SpA ORD                                        1,436,569
             6,900  Equitable Resources Inc.                             339,411
           210,907  Exxon Mobil Corp.                                 18,080,686
               479  Frontier Oil Corp.                                    19,653
            16,075  GS Holdings Corp. ORD                                830,285
             2,457  Holly Corp.                                          163,759
            28,600  KazMunaiGas Exploration
                    Production GDR                                       613,470
            11,493  LUKOIL ORD                                           858,527
             2,487  MOL Hungarian Oil and Gas
                    Nyrt ORD                                             356,626
             4,000  Murphy Oil Corp.                                     243,760

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            32,713  Oil & Gas Development Co.
                    Ltd. GDR                                             588,834
            31,012  Petroleo Brasileiro SA ADR(2)                      1,917,782
         1,682,500  PT Bumi Resources Tbk ORD                            456,909
            37,475  Reliance Industries Ltd. ORD                       1,806,896
            41,500  Royal Dutch Shell plc ADR                          3,210,025
            50,300  Statoil ASA ORD                                    1,450,177
            33,480  Total SA ORD                                       2,520,497
            10,119  Valero Energy Corp.                                  693,253
            54,300  XTO Energy Inc.                                    2,951,748
                                                                 ---------------
                                                                      65,859,725
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
         1,606,339  Masisa SA ORD                                        415,271
           449,433  Nine Dragons Paper Holdings
                    Ltd. ORD                                           1,342,873
         1,780,000  Samling Global Ltd. ORD(1)                           616,308
            31,347  Sappi Ltd. ORD                                       493,161
            23,300  Weyerhaeuser Co.                                   1,588,360
                                                                 ---------------
                                                                       4,455,973
                                                                 ---------------
PERSONAL PRODUCTS(3)
               500  Amorepacific Corp. ORD                               354,100
             2,700  Estee Lauder Companies, Inc.
                    (The) Cl A                                           112,293
                                                                 ---------------
                                                                         466,393
                                                                 ---------------
PHARMACEUTICALS - 2.8%
            31,800  Abbott Laboratories                                1,650,738
            37,500  Allergan, Inc.                                     2,250,375
            44,843  Aspen Pharmacare Holdings
                    Ltd. ORD                                             222,612
            36,637  Biovail Corp.                                        641,880
             6,000  Bristol-Myers Squibb Co.                             174,900
            17,800  Eli Lilly and Company                              1,020,830
            46,970  GlaxoSmithKline plc ORD                            1,226,590
            86,425  Johnson & Johnson                                  5,340,201
            19,709  Merck & Co., Inc.                                    988,801
            22,550  Novartis AG ORD                                    1,190,084
            22,180  Novo Nordisk AS B Shares ORD                       2,466,518
            20,801  OJSC Pharmstandard GDR(1)                            348,417
           216,288  Pfizer Inc.                                        5,372,594
            22,576  Roche Holding AG ORD                               3,924,798
            97,400  Schering-Plough Corp.                              2,923,948
           164,700  Shire plc ORD                                      4,294,386
             1,150  Watson Pharmaceuticals, Inc.(1)                       34,293
            27,100  Wyeth                                              1,254,730
                                                                 ---------------
                                                                      35,326,695
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.5%
           776,000  Agile Property Holdings Ltd. ORD                   1,413,071
             2,433  CB Richard Ellis Group, Inc.
                    Cl A(1)                                               71,822
            42,560  DLF Ltd. ORD(1)                                      626,514
        16,324,500  Filinvest Land Inc. ORD(1)                           554,980
             1,161  Jones Lang LaSalle Inc.                              129,660
           875,800  Robinsons Land Corp. ORD                             339,202

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            44,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                           1,439,820
            35,000  Tokyo Tatemono Co. Ltd. ORD(2)                       462,658
           495,000  Yanlord Land Group Ltd. ORD(2)                     1,025,033
                                                                 ---------------
                                                                       6,062,760
                                                                 ---------------
ROAD & RAIL - 0.2%
            69,735  ALL - America Latina Logistica
                    SA ORD                                               813,219
             4,533  Burlington Northern
                    Santa Fe Corp.                                       367,853
             5,638  CSX Corporation                                      231,158
                60  East Japan Railway
                    Company ORD                                          478,156
            11,300  Heartland Express, Inc.                              175,941
             5,017  Norfolk Southern Corp.                               256,921
             3,461  Union Pacific Corp.                                  386,144
                                                                 ---------------
                                                                       2,709,392
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.5%
            59,215  Applied Materials, Inc.                            1,264,832
             2,376  ASM International N.V.                                64,770
            13,930  ASML Holding N.V. ORD(1)                             412,458
            87,800  Broadcom Corp. Cl A(1)                             3,029,100
            41,300  Intel Corp.                                        1,063,475
           112,330  Intersil Corp. Cl A                                3,742,836
            78,200  MediaTek Inc. ORD                                  1,327,030
            37,500  MEMC Electronic Materials Inc.(1)                  2,303,250
            36,600  Microsemi Corp.(1)                                   928,176
            35,500  National Semiconductor Corp.                         934,360
           108,631  NVIDIA Corp.(1)                                    5,557,561
            75,100  OmniVision
                    Technologies, Inc.(1)(2)                           1,567,337
           211,600  ON Semiconductor Corp.(1)                          2,479,952
           190,250  Realtek Semiconductor Corp. ORD                      931,072
            59,200  Richtek Technology Corp. ORD                         649,406
             2,984  Samsung Electronics ORD                            1,878,109
           210,767  Teradyne, Inc.(1)                                  3,138,321
                                                                 ---------------
                                                                      31,272,045
                                                                 ---------------
SOFTWARE - 1.8%
            14,888  BMC Software Inc.(1)                                 455,871
            24,200  Electronic Arts Inc.(1)                            1,281,148
           127,691  Microsoft Corporation                              3,668,562
            21,100  Nintendo Co., Ltd. ORD                             9,783,024
           171,942  Oracle Corp.(1)                                    3,486,984
            24,550  SAP AG ORD                                         1,322,351
            20,306  Totvs SA ORD                                         620,979
            20,829  VMware, Inc. Cl A(1)(2)                            1,434,910
                                                                 ---------------
                                                                      22,053,829
                                                                 ---------------
SPECIALTY RETAIL - 3.0%
            13,058  American Eagle Outfitters, Inc.                      337,288
            17,833  AutoZone, Inc.(1)                                  2,162,965
            14,500  Best Buy Co., Inc.                                   637,275
            76,520  Carphone Warehouse Group
                    plc ORD                                              526,185

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            42,259  Dufry South America Ltd. BDR(1)                    1,040,321
           120,300  Esprit Holdings Ltd. ORD                           1,750,957
           190,060  GameStop Corp. Cl A(1)                             9,529,608
            33,100  Gap, Inc. (The)                                      620,956
            80,400  Guess?, Inc.                                       4,261,200
            10,492  Gymboree Corp.(1)                                    420,624
           147,700  Home Depot, Inc. (The)(2)                          5,658,387
            36,940  Inditex SA ORD                                     2,166,898
            15,900  Lowe's Companies, Inc.                               493,854
             6,232  Men's Wearhouse, Inc. (The)                          315,838
            13,450  Nitori Co. Ltd. ORD                                  700,255
            57,543  RadioShack Corp.                                   1,367,797
            27,500  Staples, Inc.                                        653,125
            19,000  Tiffany & Co.                                        975,270
           108,784  TJX Companies, Inc. (The)                          3,316,824
                                                                 ---------------
                                                                      36,935,627
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
            16,890  adidas AG ORD                                        993,068
            22,030  Bulgari SpA ORD                                      309,186
           176,881  Burberry Group plc ORD                             2,177,588
            29,990  Compagnie Financiere Richemont
                    SA Cl A ORD                                        1,857,073
            24,600  Crocs, Inc.(1)                                     1,452,384
            28,440  Luxottica Group SpA ORD(2)                           971,134
             8,224  Phillips-Van Heusen Corp.                            478,884
             7,500  VF Corp.                                             598,875
                                                                 ---------------
                                                                       8,838,192
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
            68,700  Freddie Mac                                        4,232,608
            26,600  Housing Development
                    Finance Corp. Ltd. ORD                             1,293,346
            71,200  MGIC Investment Corp.(2)                           2,147,392
            47,939  Washington Mutual, Inc.                            1,760,320
                                                                 ---------------
                                                                       9,433,666
                                                                 ---------------
TOBACCO - 0.2%
            18,800  Altria Group Inc.                                  1,304,908
               160  Japan Tobacco Inc. ORD                               888,275
                                                                 ---------------
                                                                       2,193,183
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           148,000  Marubeni Corp. ORD(2)                              1,207,563
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE(3)
            12,277  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                        619,620
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.2%
            65,306  America Movil, SAB de CV ADR                       3,948,401
            88,600  American Tower Corp. Cl A(1)                       3,510,332

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            49,320  Bharti Airtel Ltd. ORD(1)                          1,070,501
            16,470  China Mobile Ltd. ADR(2)                           1,116,501
            12,284  Clearwire Corp. Cl A(1)(2)                           262,878
            24,100  Crown Castle
                    International Corp.(1)                               885,916
            62,724  Leap Wireless
                    International, Inc.(1)                             4,547,490
            16,600  Millicom International
                    Cellular SA(1)                                     1,399,878
            14,692  Mobile TeleSystems ADR(1)                            972,023
           128,436  NII Holdings, Inc. Cl B(1)                        10,169,561
           140,004  Reliance Communication
                    Ventures Ltd. ORD                                  1,870,624
            32,300  Rogers Communications Inc.
                    Cl B ORD                                           1,469,031
           163,622  SBA Communications Corp.
                    Cl A(1)                                            5,329,169
            50,700  Sprint Nextel Corp.                                  959,244
             2,402  United States Cellular Corp.(1)                      233,595
           578,420  Vodafone Group plc ORD                             1,863,928
                                                                 ---------------
                                                                      39,609,072
                                                                 ---------------
TOTAL COMMON STOCKS                                                  962,649,261
(Cost $764,558,067)                                              ---------------

PREFERRED STOCKS - 0.1%
FOOD & STAPLES RETAILING(3)
            11,180  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(2)                           359,213
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
             9,390  Henkel KGaA ORD                                      483,772
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                   842,985
(Cost $864,940)                                                  ---------------

CORPORATE BONDS - 5.8%
AEROSPACE & DEFENSE - 0.2%
     $     450,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18(4)                                    443,249
           214,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       210,778
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      316,063
           150,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     145,875
           257,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                        257,863
           380,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       375,273
           328,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        329,973
                                                                 ---------------
                                                                       2,079,074
                                                                 ---------------
AUTOMOBILES - 0.1%
           250,000  DaimlerChrysler N.A.
                    Holding Corp., 6.50%, 11/15/13                       258,682
           250,000  Ford Motor Co., 7.45%, 7/16/31                       188,750
           475,000  General Motors Corp.,
                    8.375%, 7/15/33(2)                                   383,563
                                                                 ---------------
                                                                         830,995
                                                                 ---------------
BEVERAGES - 0.1%
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $251,108)(5)                                    246,613

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           470,000  SABMiller plc, 6.20%,
                    7/1/11 (Acquired 6/27/06,
                    Cost $469,666)(5)                                    484,711
                                                                 ---------------
                                                                         731,324
                                                                 ---------------
BIOTECHNOLOGY(3)
           330,000  Genentech, Inc., 4.75%, 7/15/15                      315,079
                                                                 ---------------
CAPITAL MARKETS - 0.1%
           239,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        232,784
           439,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        430,099
                                                                 ---------------
                                                                         662,883
                                                                 ---------------
CHEMICALS - 0.1%
           450,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14                                      488,250
           375,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $378,750)(5)                                    346,875
           200,000  Lyondell Chemical Co.,
                    8.25%, 9/15/16                                       225,000
                                                                 ---------------
                                                                       1,060,125
                                                                 ---------------
COMMERCIAL BANKS - 0.1%
           330,000  PNC Bank N.A., 4.875%, 9/21/17                       304,531
           237,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     236,520
           269,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       256,658
           421,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       400,946
           372,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       367,135
                                                                 ---------------
                                                                       1,565,790
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           450,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      445,500
           100,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13                                      102,000
           650,000  Cenveo Corp., 7.875%, 12/1/13                        598,000
           550,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       536,250
           350,000  Deluxe Corp., 7.375%,
                    6/1/15 (Acquired 5/9/07,
                    Cost $355,250)(5)                                    346,500
                                                                 ---------------
                                                                       2,028,250
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.1%
           575,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $600,156)(5)                            598,000
                                                                 ---------------
CONSUMER FINANCE(3)
           185,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      184,044
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           550,000  Ball Corp., 6.875%, 12/15/12                         551,375

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      245,000
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(2)                                  344,750
           300,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%,
                    3/15/17(2)                                           287,625
                                                                 ---------------
                                                                       1,428,750
                                                                 ---------------
DIVERSIFIED - 0.4%
         5,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 8-T1,
                    7.625%, 6/29/12 (Acquired
                    4/11/07, Cost $4,918,750)(2)(5)                    4,712,500
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           595,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      581,276
           303,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       292,446
           260,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      252,160
           201,000  Citigroup Inc., 6.125%, 8/25/36                      196,992
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      291,053
           450,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     426,024
           450,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      410,578
           245,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      253,622
           750,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      669,460
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       254,947
           372,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       368,321
           384,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(2)                                    385,732
                                                                 ---------------
                                                                       4,382,611
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
           372,000  AT&T Corp., 7.30%, 11/15/11                          398,818
           270,000  AT&T Inc., 6.80%, 5/15/36                            282,829
            37,000  BellSouth Corp., 6.875%,
                    10/15/31                                              38,380
           350,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       337,750
           158,000  Embarq Corp., 7.08%, 6/1/16                          163,206
           150,000  Intelsat Bermuda Ltd.,
                    9.25%, 6/15/16                                       155,250
           500,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 505,000
           250,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/15/15                                252,813
           400,000  Level 3 Financing Inc.,
                    9.25%, 11/1/14                                       387,000
           500,000  MetroPCS Wireless, Inc., 9.25%,
                    11/1/14 (Acquired 6/5/07,
                    Cost $531,250)(5)                                    495,000
           775,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   765,312
           565,000  Qwest Corp., 7.875%, 9/1/11                          593,956
            90,000  Qwest Corp., 7.50%, 10/1/14                           92,700
           400,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       387,192
           170,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       160,600
           200,000  Telefonica Emisones SAu,
                    7.05%, 6/20/36                                       208,883
           219,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       215,836
           150,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        148,119
                                                                 ---------------
                                                                       5,588,644
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
           358,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        347,769
           174,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      169,793
           289,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 285,469
           192,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        188,921

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           400,000  Reliant Energy, Inc.,
                    7.625%, 6/15/14                                      393,999
           249,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       233,622
           135,000  Toledo Edison Co., 6.15%, 5/15/37                    126,058
                                                                 ---------------
                                                                       1,745,631
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       478,750
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           240,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        234,990
           450,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      459,000
           600,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      609,001
           324,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       316,348
           338,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       325,437
           280,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       288,074
                                                                 ---------------
                                                                       2,232,850
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           500,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $487,521)(5)                                    492,548
           450,000  General Mills Inc., 5.65%, 9/10/12                   453,572
           260,000  Kraft Foods Inc., 6.00%, 2/11/13                     265,551
           400,000  Smithfield Foods Inc.,
                    7.75%, 7/1/17                                        404,000
                                                                 ---------------
                                                                       1,615,671
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           350,000  Baxter Finco BV, 4.75%, 10/15/10                     348,377
           360,000  Baxter International Inc.,
                    5.90%, 9/1/16                                        366,143
                                                                 ---------------
                                                                         714,520
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           450,000  Community Health Systems Inc.,
                    8.875%, 7/15/15 (Acquired
                    6/27/07, Cost $447,235)(5)                           451,687
           375,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06,
                    Cost $387,656)(5)                                    386,250
           400,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           391,433
           250,000  Omnicare Inc., 6.125%, 6/1/13                        229,375
           125,000  Omnicare Inc., 6.875%, 12/15/15                      117,188
           200,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15 (Acquired
                    6/1/07, Cost $210,000)(5)                            201,000
                                                                 ---------------
                                                                       1,776,933
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
           187,790  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       180,278
           500,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      492,500
            69,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       72,450
           500,000  MGM Mirage, 8.50%, 9/15/10                           521,251

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           400,000  MGM Mirage, 6.75%, 9/1/12                            390,000
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      301,500
           390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       385,397
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      343,344
           225,000  Six Flags Inc., 8.875%, 2/1/10(2)                    198,000
           400,000  Six Flags Inc., 9.75%, 4/15/13(2)                    338,000
           250,000  Station Casinos Inc.,
                    6.875%, 3/1/16                                       210,625
           375,000  Station Casinos Inc.,
                    7.75%, 8/15/16                                       360,938
           300,000  Wimar OpCo LLC/Wimar OpCo
                    Finance Corp., 9.625%,
                    12/15/14 (Acquired 12/14/06,
                    Cost $300,000)(5)                                    223,500
           500,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14                                      486,250
                                                                 ---------------
                                                                       4,504,033
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           500,000  KB Home, 6.375%, 8/15/11                             460,000
           425,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       417,563
           225,000  Standard Pacific Corp.,
                    9.25%, 4/15/12(2)                                    165,375
                                                                 ---------------
                                                                       1,042,938
                                                                 ---------------
HOUSEHOLD PRODUCTS(3)
           170,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       176,506
           240,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        229,129
                                                                 ---------------
                                                                         405,635
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           500,000  AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/14/04,
                    Cost $510,000)(5)                                    522,500
           600,000  NRG Energy Inc., 7.375%, 2/1/16                      594,000
                                                                 ---------------
                                                                       1,116,500
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           872,000  General Electric Co.,
                    5.00%, 2/1/13                                        861,287
                                                                 ---------------
INSURANCE - 0.1%
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $349,314)(5)                            345,254
           425,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17                                       398,437
           305,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17                          294,718
           190,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       167,348
           170,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       165,606
                                                                 ---------------
                                                                       1,371,363
                                                                 ---------------
IT SERVICES - 0.1%
           400,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      415,000
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15(2)                                   336,375

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           375,000  Tube City IMS Corp.,
                    9.75%, 2/1/15                                        369,375
                                                                 ---------------
                                                                       1,120,750
                                                                 ---------------
MACHINERY(3)
           170,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $169,924)(5)                                    168,505
           200,000  Rental Service Corp.,
                    9.50%, 12/1/14(2)                                    196,750
            51,000  Terex Corp., 7.375%, 1/15/14                          51,255
                                                                 ---------------
                                                                         416,510
                                                                 ---------------
MEDIA - 0.5%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       385,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      308,750
           723,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      712,154
           625,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(6)                                           581,249
           353,000  Comcast Corp., 5.90%, 3/15/16                        350,015
           350,000  CSC Holdings, Inc., 8.125%,
                    8/15/09                                              353,500
           250,000  CSC Holdings, Inc., 6.75%,
                    4/15/12                                              237,500
           500,000  Dex Media Inc., 8.00%, 11/15/13                      498,750
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%,
                    3/15/13                                              518,749
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                              492,500
           250,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15                                       225,000
           300,000  Idearc Inc., 8.00%, 11/15/16                         297,750
           225,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13                                226,125
           350,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      280,000
           100,000  News America Holdings,
                    7.75%, 1/20/24                                       110,379
           450,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      463,500
           490,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                       496,612
           510,000  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-8/9/07,
                    Cost $507,419)(5)                                    504,555
           230,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $228,519)(5)                                    224,283
           140,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      139,812
            37,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       40,219
                                                                 ---------------
                                                                       7,446,402
                                                                 ---------------
METALS & MINING - 0.1%
           325,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15                             345,313
           330,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $330,204)(5)                                    332,005
           142,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $141,649)(5)                           142,006
                                                                 ---------------
                                                                         819,324
                                                                 ---------------
MULTI-UTILITIES - 0.1%
           382,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 382,474
           220,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 218,986
           328,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16                       324,143
           300,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      298,209
           186,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      182,220

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           195,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        191,614
           118,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                        111,735
                                                                 ---------------
                                                                       1,709,381
                                                                 ---------------
MULTILINE RETAIL(3)
           127,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       125,719
           440,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13                                      439,005
                                                                 ---------------
                                                                         564,724
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.4%
           170,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       166,422
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      128,438
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       457,875
           187,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                      220,492
           567,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        562,958
           188,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      184,398
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      555,499
           525,000  Massey Energy Co., 6.625%,
                    11/15/10                                             518,437
           125,000  Massey Energy Co., 6.875%,
                    12/15/13                                             113,438
           270,000  Nexen Inc., 6.40%, 5/15/37                           263,524
           200,000  OPTI Canada Inc., 7.875%,
                    12/15/14 (Acquired 6/25/07,
                    Cost $200,000)(5)                                    201,500
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      308,371
           442,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                453,661
           225,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      227,250
           400,000  Sabine Pass LNG, L.P.,
                    7.50%, 11/30/16                                      391,000
           180,000  Tesoro Corp., 6.25%, 11/1/12                         177,750
           150,000  Tesoro Corp., 6.50%, 6/1/17
                    (Acquired 5/23/07,
                    Cost $150,000)(5)                                    146,625
           300,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      323,250
           140,000  Williams Companies, Inc. (The),
                    8.75%, 3/15/32                                       159,950
           247,000  XTO Energy Inc., 5.30%, 6/30/15                      239,337
           196,000  XTO Energy Inc., 6.10%, 4/1/36                       186,232
                                                                 ---------------
                                                                       5,986,407
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     416,250
           320,000  Catalyst Paper Corp.,
                    7.375%, 3/1/14                                       259,200
           475,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       463,125
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $175,000)(5)                                    165,375
            51,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        50,108
           300,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14                           301,500
                                                                 ---------------
                                                                       1,655,558
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           320,000  Abbott Laboratories,
                    5.875%, 5/15/16                                      326,070

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           384,000  Wyeth, 5.95%, 4/1/37                                 368,284
                                                                 ---------------
                                                                         694,354
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           550,000  Host Marriott L.P., 7.00%,
                    8/15/12(2)                                           534,875
           350,000  ProLogis, 5.625%, 11/15/16                           335,657
                                                                 ---------------
                                                                         870,532
                                                                 ---------------
ROAD & RAIL - 0.1%
           350,000  Hertz Corp., 8.875%, 1/1/14                          364,000
           375,000  Hertz Corp., 10.50%, 1/1/16(2)                       406,875
                                                                 ---------------
                                                                         770,875
                                                                 ---------------
SOFTWARE(3)
           183,000  Intuit Inc., 5.75%, 3/15/17                          176,566
           394,000  Oracle Corp., 5.00%, 1/15/11                         392,351
                                                                 ---------------
                                                                         568,917
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       360,000
           300,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17 (Acquired
                    4/13/07, Cost $302,250)(5)                           277,500
           325,000  Claire's Stores Inc., 9.25%,
                    6/1/15 (Acquired 5/22/07,
                    Cost $325,000)(2)(5)                                 283,563
           485,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       477,725
           750,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       776,250
           300,000  Michaels Stores Inc., 10.00%,
                    11/1/14 (Acquired 6/27/07,
                    Cost $309,000)(5)                                    302,250
           275,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             215,875
                                                                 ---------------
                                                                       2,693,163
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
           800,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      776,000
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(3)
            90,000  Residential Capital LLC,
                    6.50%, 6/1/12                                         68,463
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           850,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-
                    10/5/06, Cost $876,000)(5)                           845,750
           550,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                                 555,500
           176,000  United Rentals North America,
                    Inc., 7.75%, 11/15/13                                182,160
                                                                 ---------------
                                                                       1,583,410
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      159,375
           246,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       235,022
           400,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       415,999
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        93,000
           226,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      218,861
                                                                 ---------------
                                                                       1,122,257
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 72,901,207
(Cost $74,681,587)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(7) - 5.1%
             2,212  FHLMC, 6.50%, 12/1/12                                  2,264
            32,685  FHLMC, 7.00%, 6/1/14                                  33,775
           919,795  FHLMC, 4.50%, 1/1/19                                 885,028
           724,155  FHLMC, 5.00%, 1/1/21                                 707,484
         1,757,721  FHLMC, 5.00%, 4/1/21(4)                            1,717,257
             6,265  FHLMC, 7.00%, 8/1/29                                   6,482
            44,093  FHLMC, 8.00%, 7/1/30                                  46,506
           384,571  FHLMC, 5.50%, 12/1/33                                376,769
           205,099  FHLMC, 6.50%, 7/1/47                                 205,644
         9,340,500  FNMA, 5.50%,
                    settlement date 9/13/07(8)                         9,123,043
        17,358,837  FNMA, 6.00%,
                    settlement date 9/13/07(8)                        17,339,845
         4,358,678  FNMA, 6.50%,
                    settlement date 9/13/07(8)                         4,424,738
            10,859  FNMA, 6.50%, 4/1/12                                   11,116
            69,922  FNMA, 6.00%, 4/1/14                                   70,907
            29,527  FNMA, 7.50%, 6/1/15                                   30,482
           229,316  FNMA, 5.50%, 12/1/16                                 228,897
           584,585  FNMA, 4.50%, 5/1/19                                  561,991
           644,213  FNMA, 4.50%, 5/1/19                                  619,313
           390,895  FNMA, 5.00%, 9/1/20                                  381,913
             2,221  FNMA, 7.00%, 6/1/26                                    2,305
            22,141  FNMA, 7.50%, 3/1/27                                   23,212
             8,510  FNMA, 7.00%, 1/1/29                                    8,833
            55,413  FNMA, 6.50%, 4/1/29                                   56,711
            48,000  FNMA, 6.50%, 8/1/29                                   49,125
            73,665  FNMA, 6.50%, 12/1/29                                  75,391
            22,736  FNMA, 7.00%, 3/1/30                                   23,604
             3,178  FNMA, 7.00%, 5/1/30                                    3,299
            13,784  FNMA, 8.00%, 7/1/30                                   14,531
            11,966  FNMA, 7.50%, 9/1/30                                   12,515
            51,289  FNMA, 7.00%, 9/1/31                                   53,218
            35,487  FNMA, 6.50%, 1/1/32                                   36,296
           196,234  FNMA, 7.00%, 6/1/32                                  203,468
            53,428  FNMA, 6.50%, 8/1/32                                   54,645
           363,115  FNMA, 6.50%, 11/1/32                                 371,013
           351,274  FNMA, 5.50%, 6/1/33                                  344,119
         4,241,555  FNMA, 5.50%, 7/1/33(4)                             4,155,159
           219,128  FNMA, 5.50%, 8/1/33                                  214,664
         6,629,786  FNMA, 5.00%, 11/1/33(4)                            6,325,286
         2,865,713  FNMA, 5.50%, 1/1/34(4)                             2,807,341
         3,641,963  FNMA, 5.00%, 8/1/35(4)                             3,467,873
         2,191,329  FNMA, 4.50%, 9/1/35(4)                             2,028,226
         2,455,624  FNMA, 5.00%, 2/1/36(4)                             2,338,243
         2,704,907  FNMA, 6.50%, 8/1/37                                2,720,122

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            99,763  FNMA, 6.50%, 6/1/47                                  100,028
           262,727  FNMA, 6.50%, 8/1/47                                  263,425
             3,179  GNMA, 7.50%, 10/15/25                                  3,336
            47,126  GNMA, 6.00%, 3/15/26                                  47,553
            12,842  GNMA, 7.00%, 12/15/27                                 13,410
            11,703  GNMA, 6.50%, 2/15/28                                  11,979
            21,273  GNMA, 6.50%, 3/15/28                                  21,776
            15,212  GNMA, 7.00%, 8/15/29                                  15,875
             3,986  GNMA, 7.50%, 5/15/30                                   4,179
            73,530  GNMA, 7.00%, 5/15/31                                  76,676
           288,431  GNMA, 5.50%, 11/15/32                                284,046
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            63,004,936
(Cost $63,412,387)                                               ---------------

U.S. TREASURY SECURITIES - 4.3%
         1,410,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(4)                              1,839,500
         1,000,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(4)                              1,331,875
         2,925,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(4)                              3,643,225
         6,685,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(4)                             7,754,607
           412,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)                                    490,441
           685,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)                                    675,903
         7,000,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(4)                             7,105,007
        16,000,000  U.S. Treasury Notes,
                    4.50%, 4/30/12(2)(4)                              16,167,504
         7,476,000  U.S. Treasury Notes,
                    4.875%, 6/30/12(2)(4)                              7,675,750
         1,000,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(4)                                 992,579
         2,000,000  U.S. Treasury Notes,
                    4.50%, 11/15/15(2)(4)                              2,002,658
         2,855,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(4)                              2,872,176
         1,500,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(4)                               1,494,141
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        54,045,366
(Cost $52,740,635)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(7) - 3.0%
         1,750,860  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(4)                                  1,737,807
         4,359,567  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 9/1/07                                         76,942
         1,200,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(4)                                        1,161,408
           291,005  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.76%, 9/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $291,005)(5)                          290,987
         7,765,782  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 9/1/07                                        225,417
         1,506,609  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    5.72%, 9/17/07, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $1,506,609)(4)(5)                     1,506,346
         2,300,000  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(4)                                  2,223,507
         3,454,620  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN,
                    1.11%, 9/1/07                                         70,927

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            44,400  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN,
                    5.71%, 9/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $44,400)(5)                             44,399
           246,996  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 5.76%,
                    9/17/07, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $246,996)(5)                                    246,986
         3,734,000  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 8/25/37                                     3,728,748
         3,750,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.79%, 9/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(4)                                         3,721,875
         1,440,281  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16(4)                                   1,437,007
         1,578,733  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(4)                                  1,574,865
           938,099  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                       933,139
           600,384  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      597,076
           249,236  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.91%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                       250,902
           448,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                       437,094
         2,176,425  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23(4)                             2,151,864
         1,650,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(4)                    1,616,830
         1,187,036  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.42%, 9/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no
                    caps (Acquired 12/14/06,
                    Cost $1,187,036)(4)(5)                             1,186,697
           637,376  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    5.42%, 9/6/07, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps                                         636,248
         2,500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(4)                                  2,470,370
         1,263,327  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(4)                             1,248,709
         1,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(4)                             1,361,527
           253,483  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.69%, 9/17/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $253,483)(5)                            253,426
            26,783  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                              27,349
           906,993  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.68%, 9/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $906,993)(5)                          906,541
           784,943  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.625%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                              773,168
         3,414,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45                           3,358,717
           675,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                       662,809
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  36,919,687
(Cost $37,205,294)                                               ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 1.6%
         1,800,000  FHLB, 4.625%, 2/1/08(4)                            1,795,633
         4,300,000  FHLMC, 5.00%, 6/11/09(2)(4)                        4,316,078
         2,920,000  FHLMC, 4.75%, 1/19/16(2)(4)                        2,866,383
         2,600,000  FNMA, 6.625%, 9/15/09(2)(4)                        2,696,949
         1,600,000  FNMA, 4.375%, 7/17/13(4)                           1,556,597
         3,195,000  FNMA, 5.375%, 6/12/17(4)                           3,262,581
         3,690,000  FNMA, 5.80%, 2/9/26(4)                             3,680,383
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               20,174,604
(Cost $20,031,802)                                               ---------------

ASSET-BACKED SECURITIES(7) - 1.1%
           270,027  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.57%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   269,428
           651,386  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   646,918
           756,195  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.67%, 9/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                        756,431
         2,500,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    5.49%, 11/21/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(4)                              2,483,550
           123,355  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.58%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                        123,287
         2,897,661  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.56%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(4)                                         2,880,811
           290,745  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.55%, 9/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        289,197
           934,857  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   923,596
            50,135  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.57%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                               50,115
           112,687  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.58%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                   112,580
           889,394  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.55%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   884,221
            23,181  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.59%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                    23,090
            62,893  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.57%, 9/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    62,455
            85,757  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                        78,485

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            74,357  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    9/17/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps                                               74,346
           700,977  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps                                              701,123
         2,900,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(4)                                         2,900,290
           415,995  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.55%, 9/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                              414,324
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         13,674,247
(Cost $13,739,583)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.0%
Euro     4,800,000  Bundesschatzanweisungen,
                    3.25%, 6/13/08                                     6,497,443
$           37,000  Hydro Quebec, 8.40%, 1/15/22                          48,127
JPY                 KfW, VRN, 0.60%, 11/8/07,
                    resets quarterly off the 3-month
       670,000,000  JPY LIBOR minus 0.22%
                    with no caps                                       5,788,952
$          400,000  Province of Quebec,
                    5.00%, 7/17/09                                       402,691
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                12,737,213
(Cost $12,388,496)                                               ---------------

COMMERCIAL PAPER(9) - 0.2%
         1,250,000  Canadian Imperial Holdings,
                    5.23%, 10/10/07(4)                                 1,242,324
         1,200,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A3, 6.03%,
                    9/12/07 (Acquired 8/16/07,
                    Cost $1,194,573)(4)(5)                             1,197,425
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 2,439,749
(Cost $2,440,707)                                                ---------------

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        281,199
           330,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.75%,
                    9/5/07 (LOC: Keybank N.A.)                           330,000
           400,000  Utah Housing Corp. Multifamily
                    Housing Rev., Series 2004 B,
                    (Tanglewood), VRDN, 5.55%,
                    9/5/07 (LOC: Citibank N.A.)                          400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             1,011,199
(Cost $1,030,895)                                                ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 5.50%, 5/15/09, valued
at $41,218,053), in a joint trading account at
5.05%, dated 8/31/07, due 9/4/07
(Delivery value $40,422,669)(4)                                       40,400,000
                                                                 ---------------
(Cost $40,400,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(10) - 9.3%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.30%,
dated 8/31/07, due 9/4/07
(Delivery value $116,330,527)                                        116,262,062
                                                                 ---------------
(Cost $116,262,062)

TOTAL INVESTMENT SECURITIES - 112.0%                               1,397,062,516
                                                                 ---------------
(Cost $1,199,756,455)

OTHER ASSETS AND LIABILITIES - (12.0)%                             (149,873,034)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,247,189,482
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
  6 S&P 500 E-Mini Futures         September 2007   $   442,200       $  6,331
270 U.S. Treasury 2-Year Notes     December 2007     55,662,187         66,893
222 U.S. Treasury 5-Year Notes     December 2007     23,688,094        207,626
                                                   -----------------------------
                                                    $79,792,481       $280,850
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 61 U.S. Long Bond                 December 2007     $ 6,805,312     $(137,212)
291 U.S. Treasury 10-Year Notes    December 2007      31,732,641      (417,559)
                                                   -----------------------------
                                                     $38,537,953     $(554,771)
                                                   =============================

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount        Description of Agreement            Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$  400,000   Pay quarterly a fixed rate equal     March 2012         $  33,950
             to 0.46% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event
             of Centex Corp., par value of the
             proportional notional amount.
 1,160,000   Pay quarterly a fixed rate equal     March 2012            88,112
             to 0.55% multiplied by the notional
             amount and receive from Deutsche
             Bank Securities Inc. upon each
             default event of Lennar Corp.,
             par value of the proportional
             notional amount.
 5,750,000   Pay quarterly a fixed rate equal     June 2012             75,687
             to 0.35% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event
             of one of the issues of Dow Jones
             CDX N.A. Investment Grade 8,
             par value of the proportional
             notional amount.
 2,700,000   Pay quarterly a fixed rate equal     June 2012            (22,011)
             to 0.57% multiplied by the notional
             amount and receive from Deutsche
             Bank AG upon each default event
             of Darden Restaurants, Inc., par
             value of the proportional
             notional amount.
 1,900,000   Pay quarterly a fixed rate equal     March 2017             7,478
             to 0.12% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event
             of Pfizer Inc., par value of the
             proportional notional amount.
   460,000   Pay quarterly a fixed rate equal     September 2012           (22)
             to 0.35% multiplied by the notional
             amount and receive from Merrill
             Lynch International upon each
             default event of Computer Sciences
             Corp., par value of the
             proportional notional amount.
   350,000   Pay quarterly a fixed rate equal     September 2012         1,064
             to 0.36% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event
             of Whirlpool Corp., par value of
             the proportional notional amount.
                                                                    ------------
                                                                     $ 184,258
                                                                    ============

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $114,635,414.
(3)  Industry is less than 0.05% of total net assets.
(4)  Security, or a portion thereof, has been segregated for forward commitments, futures contracts, and/or swap agreements.
(5)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2007, was $19,079,662, which represented 1.5% of total net assets.
(6)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective August 31, 2007.
(7)  Final maturity indicated, unless otherwise noted.
(8)  Forward commitment.
(9)  The rate indicated is the yield to maturity at purchase.
(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of August 31, 2007, securities with an aggregate value of $1,944,815, which represented 0.2% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,208,692,674
                                                                 ===============
Gross tax appreciation of investments                            $  206,089,623
Gross tax depreciation of investments                               (17,719,781)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  188,369,842
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEWTON FUND
AUGUST 31, 2007

[american century investments logo and text logo]

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 0.8%
             3,015  SIFCO Industries, Inc.(1)                       $     47,637
                                                                 ---------------
AIRLINES - 1.3%
             1,168  China Southern Airlines Co.
                    Ltd. ADR(1)                                           76,329
                                                                 ---------------
AUTO COMPONENTS - 3.3%
             2,363  Amerigon Inc.(1)                                      37,335
             2,930  Cooper Tire & Rubber Co.                              71,609
             6,436  Raser Technologies, Inc.(1)                           91,521
                                                                 ---------------
                                                                         200,465
                                                                 ---------------
BEVERAGES - 0.7%
            14,017  Leading Brands, Inc.(1)                               42,472
                                                                 ---------------
BIOTECHNOLOGY - 7.7%
               819  Alexion Pharmaceuticals Inc.(1)                       49,525
            19,944  Alfacell Corp.(1)                                     44,874
             1,022  Amylin Pharmaceuticals, Inc.(1)                       50,109
             4,237  BioCryst Pharmaceuticals, Inc.(1)                     47,200
            11,007  Celsion Corp.(1)                                      63,290
             1,186  Pharmion Corp.(1)                                     48,638
            11,030  SGX Pharmaceuticals, Inc.(1)                          68,054
             4,875  Targacept, Inc.(1)                                    47,044
             1,229  Vertex Pharmaceuticals Inc.(1)                        47,882
                                                                 ---------------
                                                                         466,616
                                                                 ---------------
CAPITAL MARKETS - 1.0%
             1,471  Bank of New York Mellon Corp.
                    (The)                                                 59,473
                                                                 ---------------
CHEMICALS - 2.1%
             3,689  Calgon Carbon Corp.(1)                                49,248
             1,275  CF Industries Holdings, Inc.                          80,746
                                                                 ---------------
                                                                         129,994
                                                                 ---------------
COMMERCIAL BANKS - 1.9%
             1,876  Credicorp Ltd.                                       115,093
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
             5,284  North American Galvanizing &
                    Coatings, Inc.(1)                                     35,403
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.7%
             8,215  Telular Corp.(1)                                      46,004
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
               311  Strayer Education, Inc.                               49,629
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.1%
             1,661  Golden Telecom Inc.                                  113,961
             5,628  Premiere Global Services Inc.(1)                      73,614
                                                                 ---------------
                                                                         187,575
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.2%
            26,634  Beacon Power Corp.(1)                                 46,343
             5,435  Hoku Scientific, Inc.(1)                              49,404
            20,071  Microvision, Inc.(1)                                  96,140
                                                                 ---------------
                                                                         191,887
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.1%
             7,212  GTSI Corp.(1)                                         76,014
             9,531  Research Frontiers Inc.(1)                           111,608
                                                                 ---------------
                                                                         187,622
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.0%
             1,865  Bolt Technology Corp.(1)                              71,075
             5,576  ENGlobal Corp.(1)                                     51,132
             8,546  Sulphco Inc.(1)                                       58,540
                                                                 ---------------
                                                                         180,747
                                                                 ---------------
FOOD PRODUCTS - 1.0%
             3,237  Calavo Growers, Inc.                                  58,331
                                                                 ---------------
GAS UTILITIES - 1.3%
             1,460  Energen Corp.                                         78,402
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
             1,969  Foxhollow Technologies Inc.(1)                        48,339
               240  Intuitive Surgical Inc.(1)                            53,107
             2,086  Invacare Corp.                                        48,333
                                                                 ---------------
                                                                         149,779
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.7%
             1,498  Providence Service Corp. (The)(1)                     45,030
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
               497  Chipotle Mexican Grill Inc. Cl A(1)                   51,683
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.2%
             2,079  iRobot Corp.(1)                                       45,863
            37,613  Mad Catz Interactive, Inc.(1)                         37,989
             1,543  Tupperware Brands Corp.                               47,509
                                                                 ---------------
                                                                         131,361
                                                                 ---------------
INSURANCE - 0.7%
             1,497  Gallagher (Arthur J.) & Co.                           44,206
                                                                 ---------------
INTERNET & CATALOG RETAIL - 3.1%
             2,200  Gmarket Inc. ADR(1)                                   43,582
             1,708  Priceline.com Inc.(1)                                141,730
                                                                 ---------------
                                                                         185,312
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.5%
               239  Baidu.com ADR(1)                                      49,760
             5,688  China Finance Online Co.
                    Ltd. ADR(1)                                           60,975
             1,210  DealerTrack Holdings Inc.(1)                          46,222
            14,786  Innodata Isogen, Inc.(1)                              56,483
                                                                 ---------------
                                                                         213,440
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
             2,586  Sturm, Ruger & Co., Inc.(1)                           47,169
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.7%
             9,968  Sequenom, Inc.(1)                                     48,644
             6,737  Third Wave Technologies, Inc.(1)                      51,538
                                                                 ---------------
                                                                         100,182
                                                                 ---------------
MACHINERY - 5.5%
             4,560  Basin Water, Inc.(1)                                  51,026
             1,833  Chart Industries Inc.(1)                              49,473
             2,195  Graham Corp.                                          79,678
             2,010  Hardinge Inc.                                         70,088
             2,198  Tecumseh Products Cl A(1)                             37,916
             1,165  Tennant Co.                                           48,953
                                                                 ---------------
                                                                         337,134
                                                                 ---------------
MARINE - 11.1%
             4,074  Diana Shipping Inc.                                  108,165
             4,689  Excel Maritime Carriers Ltd.                         201,767
             6,025  Quintana Maritime Ltd.                               104,594
             7,184  TBS International Ltd. Cl A(1)                       262,287
                                                                 ---------------
                                                                         676,813
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MEDIA - 2.4%
             4,538  China Natural Resources Inc.(1)                       48,239
             7,377  Crown Media Holdings, Inc.
                    Cl A(1)                                               49,647
             4,612  MDC Partners Inc. Cl A(1)                             49,856
                                                                 ---------------
                                                                         147,742
                                                                 ---------------
METALS & MINING - 1.6%
             2,435  AK Steel Holding Corp.(1)                             97,400
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.3%
             2,366  Dampskibsselskabet
                    TORM AS ADR                                           93,741
                19  Enbridge Energy Management LLC                           990
            18,256  Westside Energy Corp.(1)                              53,855
               572  Yanzhou Coal Mining Co. Ltd. ADR                      50,485
                                                                 ---------------
                                                                         199,071
                                                                 ---------------
PHARMACEUTICALS - 4.3%
             2,594  Auxilium Pharmaceuticals, Inc.(1)                     50,324
            20,081  Corcept Therapeutics Inc.(1)                          64,460
             3,560  Cypress Bioscience Inc.(1)                            47,206
             2,753  Elan Corp. plc ADR(1)                                 53,353
             3,091  Nastech Pharmaceutical
                    Co., Inc.(1)                                          42,779
                                                                 ---------------
                                                                         258,122
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
             3,526  Republic Property Trust                               50,669
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.9%
             6,787  Advanced Analogic
                    Technologies Inc.(1)                                  61,694
             2,147  Cree, Inc.(1)                                         57,110
             7,211  EMCORE Corp.(1)                                       67,784
             6,202  hi/fn, inc.(1)                                        50,608
                                                                 ---------------
                                                                         237,196
                                                                 ---------------
SOFTWARE - 3.7%
             1,155  Advent Software, Inc.(1)                              46,281
             4,324  BluePhoenix Solutions Ltd.(1)                         68,319
               907  NAVTEQ Corp.(1)                                       57,141
             1,684  VASCO Data Security
                    International, Inc.(1)                                52,743
                                                                 ---------------
                                                                         224,484
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
            25,511  Wilsons The Leather
                    Experts Inc.(1)                                       46,430
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 3.6%
             1,560  Crocs, Inc.(1)                                        92,102

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            41,673  Innovo Group Inc.(1)                                  77,512
               754  Under Armour, Inc. Cl A(1)                            49,018
                                                                 ---------------
                                                                         218,632
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.3%
             1,530  Grupo Aeroportuario del Sureste,
                    SAB de CV ADR                                         75,949
                                                                 ---------------
WATER UTILITIES - 0.9%
             1,062  Companhia de Saneamento Basico
                    do Estado de Sao Paulo ADR                            52,070
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 4.7%
             8,203  Centennial Communications
                    Corp.(1)                                              77,108
             1,515  Mobile TeleSystems ADR(1)                            100,232
             3,339  Syniverse Holdings Inc.(1)                            47,180
            23,654  Wireless Facilities, Inc.(1)                          60,081
                                                                 ---------------
                                                                         284,601
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,028,154
(Cost $4,783,915)                                                ---------------

OTHER ASSETS AND LIABILITIES - 0.5%                                       29,139
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  6,057,293
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $4,783,915
                                                                 ===============
Gross tax appreciation of investments                                $1,400,983
Gross tax depreciation of investments                                  (156,744)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $1,244,239
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    October 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    October 29, 2007

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    October 29, 2007